UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7023

Name of Registrant: VANGUARD VALLEY FORGE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (59.4%)[1]
Consumer Discretionary (6.9%)
McDonald's Corp.	520,489	45,709
* Amazon.com Inc.	181,400	39,224
Walt Disney Co.	900,710	27,165
Home Depot Inc.	801,623	26,349
Comcast Corp. Class A	1,231,875	25,746
News Corp. Class A	1,137,287	17,594
* Ford Motor Co.	1,776,691	17,181
* DIRECTV Class A	385,254	16,277
Target Corp.	328,503	16,110
Time Warner Inc.	537,450	16,107
NIKE Inc. Class B	182,983	15,647
Starbucks Corp.	375,818	14,014
Lowe's Cos. Inc.	652,587	12,621
Yum! Brands Inc.	233,635	11,539
* priceline.com Inc.	24,887	11,186
TJX Cos. Inc.	193,553	10,736
Time Warner Cable Inc.	168,694	10,572
Viacom Inc. Class B	268,841	10,415
Johnson Controls Inc.	340,084	8,968
* General Motors Co.	391,207	7,895
Coach Inc.	147,423	7,641
* Bed Bath & Beyond Inc.	124,984	7,163
* Las Vegas Sands Corp.	182,714	7,005
Carnival Corp.	228,732	6,931
Kohl's Corp.	138,715	6,811
CBS Corp. Class B	313,568	6,391
McGraw-Hill Cos. Inc.	153,046	6,275
Macy's Inc.	213,817	5,628
VF Corp.	43,985	5,345
Limited Brands Inc.	136,104	5,241
Omnicom Group Inc.	140,797	5,187
Staples Inc.	358,055	4,762
* Chipotle Mexican Grill Inc. Class A	15,642	4,739
Wynn Resorts Ltd.	40,855	4,702
Ross Stores Inc.	59,116	4,652
* Dollar Tree Inc.	61,549	4,623
* O'Reilly Automotive Inc.	69,319	4,619
Mattel Inc.	174,915	4,529
* Liberty Interactive Corp. Class A	287,459	4,246
Ralph Lauren Corp. Class A	32,048	4,157
Harley-Davidson Inc.	119,007	4,086
* AutoZone Inc.	12,775	4,078
Nordstrom Inc.	88,329	4,035
Genuine Parts Co.	79,414	4,034
Marriott International Inc. Class A	145,085	3,952
Best Buy Co. Inc.	166,190	3,872
Starwood Hotels & Resorts Worldwide Inc.	98,438	3,821
Fortune Brands Inc.	70,005	3,786
Tiffany & Co.	61,144	3,719

Virgin Media Inc.	151,828	3,697
* BorgWarner Inc.	55,233	3,343
Gap Inc.	205,011	3,329
Family Dollar Stores Inc.	61,506	3,128
Comcast Corp.	150,986	3,124
Darden Restaurants Inc.	68,725	2,938
* Netflix Inc.	25,108	2,841
* Sirius XM Radio Inc.	1,873,869	2,830
* CarMax Inc.	113,602	2,709
Abercrombie & Fitch Co.	43,964	2,706
* Dollar General Corp.	70,647	2,668
* Discovery Communications Inc. Class A	70,459	2,651
* DISH Network Corp. Class A	103,238	2,587
Expedia Inc.	99,214	2,555
* Apollo Group Inc. Class A	64,003	2,535
* Lululemon Athletica Inc.	50,512	2,457
Wyndham Worldwide Corp.	86,004	2,452
PetSmart Inc.	56,804	2,423
* Discovery Communications Inc.	67,537	2,374
Lear Corp.	53,030	2,275
Tractor Supply Co.	36,346	2,273
Advance Auto Parts Inc.	38,385	2,230
* Liberty Media Corp. - Liberty Capital Class A	33,431	2,210
* Fossil Inc.	27,020	2,190
International Game Technology	149,909	2,178
Autoliv Inc.	44,782	2,172
* Liberty Global Inc. Class A	59,411	2,150
JC Penney Co. Inc.	80,145	2,146
H&R Block Inc.	152,802	2,034
Hasbro Inc.	62,362	2,034
* Liberty Global Inc.	56,195	1,945
Whirlpool Corp.	38,224	1,908
^ Garmin Ltd.	58,478	1,858
* Deckers Outdoor Corp.	19,908	1,857
* Tempur-Pedic International Inc.	34,306	1,805
Interpublic Group of Cos. Inc.	245,456	1,767
PVH Corp.	30,316	1,766
Newell Rubbermaid Inc.	148,536	1,763
Scripps Networks Interactive Inc. Class A	47,282	1,757
* TRW Automotive Holdings Corp.	53,595	1,754
Gentex Corp.	72,882	1,753
Tupperware Brands Corp.	31,956	1,717
* NVR Inc.	2,800	1,691
* LKQ Corp.	69,738	1,685
Cablevision Systems Corp. Class A	106,801	1,680
* GameStop Corp. Class A	70,965	1,639
Polaris Industries Inc.	32,750	1,637
* Dick's Sporting Goods Inc.	47,896	1,603
* MGM Resorts International	171,995	1,598
* Liberty Media Corp. - Liberty Starz Class A	24,697	1,570
Foot Locker Inc.	77,349	1,554
* Panera Bread Co. Class A	14,831	1,542
Royal Caribbean Cruises Ltd.	70,746	1,531
* Signet Jewelers Ltd.	43,520	1,471
Williams-Sonoma Inc.	47,433	1,460
* Urban Outfitters Inc.	65,359	1,459
Leggett & Platt Inc.	73,213	1,449

*	Ulta Salon Cosmetics & Fragrance Inc.	23,038	1,434
*	Big Lots Inc.	38,081	1,326
	DR Horton Inc.	143,878	1,301
*	Goodyear Tire & Rubber Co.	125,922	1,271
*	Mohawk Industries Inc.	29,461	1,264
*	Under Armour Inc. Class A	18,990	1,261
	Jarden Corp.	44,122	1,247
*,^ Sears Holdings Corp.		21,634	1,244
*	Hanesbrands Inc.	48,423	1,211
	DeVry Inc.	32,711	1,209
	Gannett Co. Inc.	120,869	1,152
*	Penn National Gaming Inc.	34,544	1,150
*	Toll Brothers Inc.	75,812	1,094
	Service Corp. International	119,360	1,093
	John Wiley & Sons Inc. Class A	23,437	1,041
*	Crocs Inc.	43,970	1,041
	American Eagle Outfitters Inc.	88,615	1,039
*	Warnaco Group Inc.	22,100	1,019
	Chico's FAS Inc.	88,956	1,017
	Harman International Industries Inc.	34,996	1,000
	Weight Watchers International Inc.	16,504	961
	Aaron's Inc.	38,028	960
	Sotheby's	34,024	938
	Guess? Inc.	32,695	932
	Brinker International Inc.	44,200	925
*	Ascena Retail Group Inc.	33,788	915
	Rent-A-Center Inc.	32,209	884
*	Carter's Inc.	28,927	883
*	AMC Networks Inc. Class A	27,050	864
*	Sally Beauty Holdings Inc.	51,233	850
	Washington Post Co. Class B	2,594	848
	Lennar Corp. Class A	61,515	833
	Wolverine World Wide Inc.	24,815	825
*	Tenneco Inc.	31,877	816
	Cinemark Holdings Inc.	42,970	811
	Dillard's Inc. Class A	18,595	809
	Wendy's Co.	170,210	781
*	Dana Holding Corp.	73,695	774
*	Hyatt Hotels Corp. Class A	23,643	742
*,^ AutoNation Inc.		22,274	730
*	Domino's Pizza Inc.	26,200	714
	Morningstar Inc.	12,572	710
*	Life Time Fitness Inc.	19,165	706
*	Cheesecake Factory Inc.	28,308	698
	Vail Resorts Inc.	18,385	695
*	HSN Inc.	20,893	692
*	Pulte Group Inc.	173,769	686
*	Madison Square Garden Co. Class A	29,676	677
	Men's Wearhouse Inc.	25,131	655
	Pool Corp.	24,917	652
*	JOS A Bank Clothiers Inc.	13,945	650
*	DreamWorks Animation SKG Inc. Class A	35,035	637
*	ANN Inc.	27,721	633
	Six Flags Entertainment Corp.	22,618	627
*	Shutterfly Inc.	15,208	626
	RadioShack Corp.	53,337	620
*	ITT Educational Services Inc.	10,755	619

	DSW Inc. Class A	13,391	618
*,^ Tesla Motors Inc.		25,339	618
*	Iconix Brand Group Inc.	38,861	614
*	Childrens Place Retail Stores Inc.	13,185	614
*	Genesco Inc.	11,845	610
*	Steven Madden Ltd.	20,207	608
*	Coinstar Inc.	15,200	608
	Brunswick Corp.	43,008	604
*	Bally Technologies Inc.	22,273	601
*	Live Nation Entertainment Inc.	74,025	593
	Hillenbrand Inc.	31,406	578
*	Lamar Advertising Co. Class A	33,240	566
*	BJ's Restaurants Inc.	12,664	559
*	Buffalo Wild Wings Inc.	9,308	557
	Express Inc.	27,370	555
	Buckle Inc.	14,410	554
*	Career Education Corp.	41,733	545
	Finish Line Inc. Class A	26,994	540
*	Pier 1 Imports Inc.	54,384	532
	Regal Entertainment Group Class A	43,950	516
	Thor Industries Inc.	23,221	514
	Strayer Education Inc.	6,675	512
*	WMS Industries Inc.	28,714	505
*	Saks Inc.	57,373	502
	Choice Hotels International Inc.	16,500	490
	Monro Muffler Brake Inc.	14,780	487
*	Vitamin Shoppe Inc.	12,997	487
*	Hibbett Sports Inc.	14,203	481
	Cracker Barrel Old Country Store Inc.	12,009	481
*	Aeropostale Inc.	44,425	480
*	Cabela's Inc.	23,216	476
	Bob Evans Farms Inc.	16,638	475
*	Valassis Communications Inc.	24,998	468
*	99 Cents Only Stores	25,329	467
*	Jack in the Box Inc.	23,280	464
	Matthews International Corp. Class A	14,999	461
	Arbitron Inc.	13,864	459
	Texas Roadhouse Inc. Class A	33,100	438
	Group 1 Automotive Inc.	12,151	432
	Meredith Corp.	18,911	428
	Regis Corp.	29,990	423
	Jones Group Inc.	44,740	412
*	Orient-Express Hotels Ltd. Class A	59,600	412
*	Collective Brands Inc.	29,150	378
*	New York Times Co. Class A	61,808	359
*	Gaylord Entertainment Co.	18,241	353
	National CineMedia Inc.	23,958	348
	American Greetings Corp. Class A	18,644	345
	Scholastic Corp.	11,952	335
*	Papa John's International Inc.	10,900	331
*	Office Depot Inc.	152,243	314
*	Pinnacle Entertainment Inc.	34,356	312
*	Helen of Troy Ltd.	12,400	312
	International Speedway Corp. Class A	13,555	310
	Penske Automotive Group Inc.	19,200	307
	CEC Entertainment Inc.	10,594	302
*	DineEquity Inc.	7,751	298

*	K12 Inc.	11,700	298
	Cooper Tire & Rubber Co.	27,193	296
	Sturm Ruger & Co. Inc.	11,376	296
*	Shuffle Master Inc.	34,813	293
*	Grand Canyon Education Inc.	18,100	292
	MDC Holdings Inc.	17,250	292
*	Peet's Coffee & Tea Inc.	5,234	291
*	Skechers U.S.A. Inc. Class A	20,700	290
*	American Public Education Inc.	8,500	289
*	Select Comfort Corp.	20,537	287
*	True Religion Apparel Inc.	10,581	285
	PF Chang's China Bistro Inc.	10,400	283
*	Interval Leisure Group Inc.	21,201	282
*	Scientific Games Corp. Class A	39,244	279
	Stewart Enterprises Inc. Class A	45,700	272
*,^ Education Management Corp.		18,050	268
*	Vera Bradley Inc.	7,364	265
*	Wet Seal Inc. Class A	58,975	264
	Cato Corp. Class A	11,698	264
*	Ruby Tuesday Inc.	36,633	262
*	Dunkin' Brands Group Inc.	9,400	260
*	Quiksilver Inc.	84,140	257
	Columbia Sportswear Co.	5,384	250
*	Liz Claiborne Inc.	49,629	248
*	Krispy Kreme Doughnuts Inc.	36,085	246
*	La-Z-Boy Inc.	32,781	243
*	iRobot Corp.	9,645	243
	Stage Stores Inc.	17,343	241
*	Sonic Corp.	33,991	240
*	Blue Nile Inc.	6,807	240
	Superior Industries International Inc.	15,349	237
*	Maidenform Brands Inc.	10,100	236
	PEP Boys-Manny Moe & Jack	23,940	236
	Jakks Pacific Inc.	12,361	234
*	Knology Inc.	17,807	231
	Ethan Allen Interiors Inc.	16,659	227
*	Charming Shoppes Inc.	87,002	226
*	Lions Gate Entertainment Corp.	32,670	225
*	Steiner Leisure Ltd.	5,485	224
	Ameristar Casinos Inc.	13,640	219
*	Standard Pacific Corp.	87,341	216
	Ryland Group Inc.	20,249	216
	Churchill Downs Inc.	5,457	213
	KB Home	36,218	212
	Oxford Industries Inc.	6,100	209
	Belo Corp. Class A	42,750	209
	Fred's Inc. Class A	19,350	206
	HOT Topic Inc.	26,969	206
*	Ascent Capital Group Inc. Class A	5,200	204
*	Biglari Holdings Inc.	679	201
	Barnes & Noble Inc.	16,993	201
*	American Axle & Manufacturing Holdings Inc.	26,236	200
*	Exide Technologies	49,886	200
*	Modine Manufacturing Co.	21,838	198
*	Capella Education Co.	6,820	194
	Sonic Automotive Inc. Class A	17,255	186
	Drew Industries Inc.	9,282	185

*	Asbury Automotive Group Inc.	11,100	183
	Sinclair Broadcast Group Inc. Class A	25,500	183
*	Amerigon Inc.	14,324	182
*	OfficeMax Inc.	37,557	182
*	Meritage Homes Corp.	12,000	182
*	Dorman Products Inc.	5,354	177
	Lennar Corp. Class B	16,664	170
	Harte-Hanks Inc.	19,399	165
*	Zumiez Inc.	9,356	164
	Callaway Golf Co.	30,604	158
*	Universal Technical Institute Inc.	11,278	153
	Nutrisystem Inc.	12,590	152
*	Red Robin Gourmet Burgers Inc.	6,300	152
*	Federal-Mogul Corp.	10,238	151
	Blyth Inc.	2,639	146
*	America's Car-Mart Inc.	5,000	145
*	Universal Electronics Inc.	8,389	138
*	Boyd Gaming Corp.	27,756	136
*	G-III Apparel Group Ltd.	5,900	135
*	Eastman Kodak Co.	172,071	134
	Standard Motor Products Inc.	10,290	133
	Brown Shoe Co. Inc.	18,675	133
*,^ Bridgepoint Education Inc.		7,469	130
*	Clear Channel Outdoor Holdings Inc. Class A	13,594	127
*	Lumber Liquidators Holdings Inc.	8,400	127
*	Rue21 Inc.	5,374	122
	Lithia Motors Inc. Class A	8,300	119
	Marcus Corp.	11,900	118
*	Systemax Inc.	9,100	116
*	Perry Ellis International Inc.	6,107	115
*	Bravo Brio Restaurant Group Inc.	6,856	114
*	Cavco Industries Inc.	3,310	114
	Movado Group Inc.	9,176	112
*,^ Conn's Inc.		15,494	111
*	Denny's Corp.	33,112	110
*	Zagg Inc.	11,085	110
	Destination Maternity Corp.	8,515	110
*	Fuel Systems Solutions Inc.	5,442	105
	Weyco Group Inc.	4,600	103
*	Saga Communications Inc. Class A	3,450	102
	World Wrestling Entertainment Inc. Class A	11,400	102
	Stein Mart Inc.	16,189	101
*	hhgregg Inc.	10,200	99
*	Shoe Carnival Inc.	4,150	98
*	Citi Trends Inc.	8,300	98
*	Carrols Restaurant Group Inc.	10,844	97
	Collectors Universe	6,450	95
*	West Marine Inc.	11,762	91
	Cherokee Inc.	7,038	90
*	AFC Enterprises Inc.	7,585	90
*	Rentrak Corp.	7,000	88
*	Core-Mark Holding Co. Inc.	2,800	86
*	Winnebago Industries Inc.	12,342	85
	PetMed Express Inc.	9,100	82
*	Unifi Inc.	10,023	82
*	Geeknet Inc.	4,040	82
*	Arctic Cat Inc.	5,600	81

* Caribou Coffee Co. Inc.	6,864	81
Haverty Furniture Cos. Inc.	7,948	79
Christopher & Banks Corp.	22,302	79
* EW Scripps Co. Class A	11,219	79
* Midas Inc.	9,448	77
* Casual Male Retail Group Inc.	20,575	77
* Entercom Communications Corp. Class A	14,494	76
Speedway Motorsports Inc.	6,285	76
* Libbey Inc.	7,200	76
Big 5 Sporting Goods Corp.	12,400	75
Lincoln Educational Services Corp.	8,644	70
Mac-Gray Corp.	5,300	68
* Smith & Wesson Holding Corp.	27,060	68
* Leapfrog Enterprises Inc.	19,980	67
* Daily Journal Corp.	1,028	67
* Steinway Musical Instruments Inc.	3,100	67
* Furniture Brands International Inc.	31,273	64
* Fisher Communications Inc.	2,860	64
Bebe Stores Inc.	9,250	62
* Corinthian Colleges Inc.	39,791	62
* K-Swiss Inc. Class A	14,600	62
* Cambium Learning Group Inc.	20,543	61
* Isle of Capri Casinos Inc.	12,597	61
* Overstock.com Inc.	6,562	61
* Talbots Inc.	22,378	60
* Kirkland's Inc.	6,400	59
Ambassadors Group Inc.	10,100	58
Spartan Motors Inc.	13,989	58
* Nexstar Broadcasting Group Inc. Class A	8,317	55
* Stoneridge Inc.	10,500	55
* Famous Dave's Of America Inc.	6,350	55
* Body Central Corp.	3,000	55
Carriage Services Inc. Class A	8,900	53
* Journal Communications Inc. Class A	17,539	52
Lifetime Brands Inc.	5,300	51
* 1-800-Flowers.com Inc. Class A	21,537	50
* Morgans Hotel Group Co.	8,300	50
* Pacific Sunwear of California Inc.	41,048	49
* Kenneth Cole Productions Inc. Class A	4,462	48
* Hovnanian Enterprises Inc. Class A	38,676	47
* Reading International Inc. Class A	10,600	46
* Cost Plus Inc.	7,100	45
* Audiovox Corp. Class A	7,998	44
* Tuesday Morning Corp.	12,473	44
* Learning Tree International Inc.	5,981	44
* Coldwater Creek Inc.	35,018	44
* Cumulus Media Inc. Class A	15,330	44
* Orbitz Worldwide Inc.	19,600	43
* Zale Corp.	14,898	42
* O'Charleys Inc. (Foreign)	7,039	42
Gaiam Inc. Class A	12,241	42
Strattec Security Corp.	1,725	41
* Morton's Restaurant Group Inc.	8,400	40
* Monarch Casino & Resort Inc.	4,000	39
Bassett Furniture Industries Inc.	5,430	38
* McClatchy Co. Class A	28,497	38
* MarineMax Inc.	5,700	37

*	Beazer Homes USA Inc.	22,822	34
*	Premier Exhibitions Inc.	18,400	34
*	Multimedia Games Holding Co. Inc.	8,500	34
	CSS Industries Inc.	2,010	34
	Skyline Corp.	3,500	33
*	Benihana Inc. Class A	3,860	33
*	Luby's Inc.	7,600	31
*	New York & Co. Inc.	9,500	30
*	M/I Homes Inc.	5,000	30
*	MTR Gaming Group Inc.	15,037	29
*	Ruth's Hospitality Group Inc.	6,635	28
	AH Belo Corp. Class A	6,710	28
*	Valuevision Media Inc. Class A	11,940	28
*	dELiA*s Inc.	20,058	26
	Koss Corp.	4,202	25
	Flexsteel Industries	1,601	24
*	Culp Inc.	2,700	23
	CPI Corp.	3,600	22
*	Stanley Furniture Co. Inc.	7,404	22
*	LIN TV Corp. Class A	9,878	22
*	American Apparel Inc.	26,992	21
*	Great Wolf Resorts Inc.	8,318	21
*	Radio One Inc.	16,291	20
*	Build-A-Bear Workshop Inc.	3,900	20
*	McCormick & Schmick's Seafood Restaurants Inc.	2,860	20
*	Cache Inc.	3,950	20
*	Martha Stewart Living Omnimedia Class A	6,130	19
*	Delta Apparel Inc.	1,200	19
*	Entravision Communications Corp. Class A	18,529	19
*	Sealy Corp.	12,647	19
*	Motorcar Parts of America Inc.	2,200	18
	National American University Holdings Inc.	2,500	18
*	Rocky Brands Inc.	1,800	18
*	Bluegreen Corp.	8,500	18
*,^ Lee Enterprises Inc.		22,798	18
*	Marine Products Corp.	5,136	18
*	Gray Television Inc.	11,200	17
*	Carmike Cinemas Inc.	2,600	17
*	Radio One Inc. Class A	14,000	17
*	Nautilus Inc.	10,993	17
*	Benihana Inc. Class A	1,930	16
*	Town Sports International Holdings Inc.	2,100	15
*	Cosi Inc.	21,135	15
	Books-A-Million Inc.	6,500	15
	Dover Downs Gaming & Entertainment Inc.	6,583	15
*	Kid Brands Inc.	5,538	15
*	Emerson Radio Corp.	9,600	15
	Hooker Furniture Corp.	1,600	15
*	Navarre Corp.	8,214	14
*	Media General Inc. Class A	7,157	14
*	Trans World Entertainment Corp.	7,150	14
*	Century Casinos Inc.	5,100	13
*	Harris Interactive Inc.	27,000	13
*	Jamba Inc.	9,307	12
*	TravelCenters of America LLC	3,323	12
*	Lakes Entertainment Inc.	4,613	11
*	Heelys Inc.	5,550	11

*	LodgeNet Interactive Corp.	6,600	11
	Bon-Ton Stores Inc.	2,200	11
*	Empire Resorts Inc.	12,697	10
	Escalade Inc.	1,886	9
	Salem Communications Corp. Class A	3,960	9
	Shiloh Industries Inc.	900	8
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		3,165	8
*	Vitacost.com Inc.	1,600	8
*	Hollywood Media Corp.	5,004	7
*	Dover Motorsports Inc.	5,900	7
	Outdoor Channel Holdings Inc.	1,100	6
	News Corp. Class B	400	6
*	SuperMedia Inc.	3,986	6
*	ReachLocal Inc.	500	5
*	AC Moore Arts & Crafts Inc.	4,858	5
*,^ Atrinsic Inc.		2,104	5
	Frisch's Restaurants Inc.	200	4
*	Dex One Corp.	6,700	4
*	Red Lion Hotels Corp.	500	3
*	Dixie Group Inc.	1,011	3
*	Joe's Jeans Inc.	4,000	3
*	Spanish Broadcasting System Inc.	1,110	2
*	Wonder Auto Technology Inc.	1,621	2
*	Princeton Review Inc.	4,500	1
*	SPAR Group Inc.	300	—
			733,785
Consumer Staples (6.1%)
	Procter & Gamble Co.	1,400,147	88,461
	Coca-Cola Co.	1,033,535	69,826
	Philip Morris International Inc.	892,141	55,652
	Wal-Mart Stores Inc.	958,072	49,724
	PepsiCo Inc.	792,944	49,083
	Altria Group Inc.	1,050,122	28,154
	Kraft Foods Inc.	837,757	28,132
	CVS Caremark Corp.	680,195	22,841
	Colgate-Palmolive Co.	245,362	21,759
	Costco Wholesale Corp.	219,007	17,985
	Walgreen Co.	458,913	15,094
	Kimberly-Clark Corp.	196,982	13,988
	General Mills Inc.	319,979	12,310
	HJ Heinz Co.	161,435	8,149
	Lorillard Inc.	72,080	7,979
	Archer-Daniels-Midland Co.	319,759	7,933
	Sysco Corp.	292,440	7,574
	Mead Johnson Nutrition Co.	102,463	7,053
	Kellogg Co.	127,535	6,784
	Reynolds American Inc.	175,411	6,574
	Kroger Co.	288,975	6,346
*	Green Mountain Coffee Roasters Inc.	64,024	5,950
	Estee Lauder Cos. Inc. Class A	60,242	5,292
	ConAgra Foods Inc.	205,522	4,978
	Whole Foods Market Inc.	75,090	4,904
	Hershey Co.	82,681	4,898
	Sara Lee Corp.	279,361	4,568
	Clorox Co.	67,118	4,452
	Bunge Ltd.	74,191	4,325
	Dr Pepper Snapple Group Inc.	111,353	4,318

JM Smucker Co.	58,414	4,258
Avon Products Inc.	216,385	4,241
Coca-Cola Enterprises Inc.	163,423	4,066
* Hansen Natural Corp.	37,639	3,285
Molson Coors Brewing Co. Class B	82,451	3,266
Herbalife Ltd.	59,127	3,169
Church & Dwight Co. Inc.	71,273	3,150
Campbell Soup Co.	96,709	3,130
Brown-Forman Corp. Class B	42,353	2,971
Safeway Inc.	178,226	2,964
McCormick & Co. Inc.	60,103	2,774
Tyson Foods Inc. Class A	156,977	2,725
* Energizer Holdings Inc.	35,102	2,332
* Ralcorp Holdings Inc.	27,650	2,121
Hormel Foods Corp.	73,405	1,983
* Constellation Brands Inc. Class A	95,158	1,713
Corn Products International Inc.	38,274	1,502
* Smithfield Foods Inc.	76,922	1,500
* BJ's Wholesale Club Inc.	27,374	1,403
Nu Skin Enterprises Inc. Class A	27,941	1,132
Flowers Foods Inc.	57,576	1,120
* TreeHouse Foods Inc.	17,819	1,102
Ruddick Corp.	23,194	904
Diamond Foods Inc.	11,226	896
* United Natural Foods Inc.	23,385	866
Casey's General Stores Inc.	19,164	836
* Dean Foods Co.	93,208	827
* Darling International Inc.	59,080	744
SUPERVALU Inc.	107,932	719
Lancaster Colony Corp.	9,859	601
Pricesmart Inc.	9,185	572
* Fresh Market Inc.	14,406	550
* Hain Celestial Group Inc.	17,435	533
Fresh Del Monte Produce Inc.	21,176	491
Sanderson Farms Inc.	10,119	481
Universal Corp.	12,153	436
Vector Group Ltd.	22,493	386
J&J Snack Foods Corp.	7,800	375
B&G Foods Inc. Class A	22,400	374
Snyders-Lance Inc.	16,900	352
* Elizabeth Arden Inc.	12,138	345
* Rite Aid Corp.	310,619	304
Andersons Inc.	9,000	303
* Central European Distribution Corp.	41,250	289
* Heckmann Corp.	54,400	288
* Boston Beer Co. Inc. Class A	3,900	284
Tootsie Roll Industries Inc.	10,628	256
WD-40 Co.	6,412	255
* Winn-Dixie Stores Inc.	42,866	254
Cal-Maine Foods Inc.	7,400	233
* Spectrum Brands Holdings Inc.	9,100	215
* Smart Balance Inc.	34,100	201
* Chiquita Brands International Inc.	23,736	198
Nash Finch Co.	6,656	179
* Central Garden and Pet Co. Class A	24,350	172
* Prestige Brands Holdings Inc.	18,646	169
Weis Markets Inc.	4,452	165

*	Smart Balance Inc.	10,733	158
	Spartan Stores Inc.	9,800	152
*	Dole Food Co. Inc.	14,750	147
*	Medifast Inc.	8,600	139
*	USANA Health Sciences Inc.	4,350	120
*	Alliance One International Inc.	48,788	119
*	Revlon Inc. Class A	9,606	118
	National Beverage Corp.	7,079	107
*	Pantry Inc.	8,400	102
*	Nutraceutical International Corp.	7,780	99
	Inter Parfums Inc.	6,225	96
	Coca-Cola Bottling Co. Consolidated	1,700	94
	Calavo Growers Inc.	4,287	88
*	Omega Protein Corp.	9,600	87
*	Central Garden and Pet Co.	12,175	84
*,^ Star Scientific Inc.		32,741	76
*	Lifeway Foods Inc.	7,015	75
*	Pilgrim's Pride Corp.	17,253	74
*	Susser Holdings Corp.	3,592	72
	Ingles Markets Inc. Class A	5,000	71
	Village Super Market Inc. Class A	2,426	58
	Griffin Land & Nurseries Inc.	2,257	58
	MGP Ingredients Inc.	11,318	57
	Oil-Dri Corp. of America	2,635	49
	Alico Inc.	2,167	43
	Limoneira Co.	2,400	34
	Imperial Sugar Co.	5,300	34
*	John B Sanfilippo & Son Inc.	4,200	34
*	Parlux Fragrances Inc.	9,354	30
	Schiff Nutrition International Inc.	2,700	30
*	Seneca Foods Corp. Class A	1,400	28
*	Primo Water Corp.	3,900	22
	Farmer Bros Co.	2,598	14
	Female Health Co.	2,700	11
*	Reddy Ice Holdings Inc.	6,613	8
	Orchids Paper Products Co.	624	8
*	Jones Soda Co.	6,300	4
*	Mannatech Inc.	6,650	4
*	Physicians Formula Holdings Inc.	1,300	4
*	Crystal Rock Holdings Inc.	800	1
			648,655
Energy (6.4%)
	Exxon Mobil Corp.	2,471,021	179,470
	Chevron Corp.	1,008,428	93,300
	ConocoPhillips	673,630	42,654
	Schlumberger Ltd.	680,702	40,658
	Occidental Petroleum Corp.	407,806	29,158
	Anadarko Petroleum Corp.	249,441	15,727
	Apache Corp.	192,283	15,429
	Halliburton Co.	458,673	13,999
	Devon Energy Corp.	201,442	11,168
	National Oilwell Varco Inc.	212,099	10,864
	Baker Hughes Inc.	217,887	10,058
	EOG Resources Inc.	134,651	9,562
	Chesapeake Energy Corp.	329,740	8,425
	Hess Corp.	153,230	8,038
	Spectra Energy Corp.	325,839	7,993

Marathon Oil Corp.	356,958	7,703
Williams Cos. Inc.	294,866	7,177
El Paso Corp.	385,545	6,739
Noble Energy Inc.	88,544	6,269
* Southwestern Energy Co.	174,505	5,816
* Cameron International Corp.	123,329	5,123
Valero Energy Corp.	286,240	5,089
Marathon Petroleum Corp.	178,359	4,826
Range Resources Corp.	80,797	4,723
Peabody Energy Corp.	136,304	4,618
* Weatherford International Ltd.	374,163	4,569
* FMC Technologies Inc.	120,854	4,544
Murphy Oil Corp.	92,520	4,086
Consol Energy Inc.	113,827	3,862
EQT Corp.	71,332	3,806
Noble Corp.	126,803	3,722
* Concho Resources Inc.	49,394	3,514
Pioneer Natural Resources Co.	52,810	3,473
Cabot Oil & Gas Corp.	52,748	3,266
HollyFrontier Corp.	104,648	2,744
* Newfield Exploration Co.	67,253	2,669
* Kinder Morgan Management LLC	42,824	2,513
QEP Resources Inc.	89,680	2,428
Southern Union Co.	59,398	2,410
Cimarex Energy Co.	42,905	2,390
* Denbury Resources Inc.	201,206	2,314
Helmerich & Payne Inc.	54,349	2,207
* Ultra Petroleum Corp.	76,771	2,128
* Whiting Petroleum Corp.	59,134	2,074
Core Laboratories NV	22,886	2,056
* Alpha Natural Resources Inc.	115,038	2,035
SM Energy Co.	32,469	1,969
* Rowan Cos. Inc.	64,856	1,958
Oceaneering International Inc.	55,388	1,957
Diamond Offshore Drilling Inc.	34,828	1,906
Sunoco Inc.	60,667	1,881
* Nabors Industries Ltd.	143,624	1,761
* Plains Exploration & Production Co.	71,911	1,633
* Dresser-Rand Group Inc.	40,070	1,624
Arch Coal Inc.	105,540	1,539
* Brigham Exploration Co.	59,011	1,491
Energen Corp.	36,255	1,482
Kinder Morgan Inc.	56,783	1,470
* Tesoro Corp.	73,678	1,435
Patterson-UTI Energy Inc.	77,350	1,341
* Oil States International Inc.	25,831	1,315
* McDermott International Inc.	118,182	1,272
World Fuel Services Corp.	35,729	1,167
* Continental Resources Inc.	22,673	1,097
Tidewater Inc.	26,050	1,095
* Superior Energy Services Inc.	39,742	1,043
* SandRidge Energy Inc.	186,041	1,034
CARBO Ceramics Inc.	9,854	1,010
* Atwood Oceanics Inc.	29,403	1,010
* CVR Energy Inc.	43,993	930
* Rosetta Resources Inc.	26,762	916
* Dril-Quip Inc.	16,208	874

*	Bill Barrett Corp.	24,077	873
	SEACOR Holdings Inc.	10,412	835
	Berry Petroleum Co. Class A	23,400	828
	Lufkin Industries Inc.	15,231	810
*	Forest Oil Corp.	54,599	786
	Bristow Group Inc.	18,516	786
*	Unit Corp.	20,558	759
*	Energy XXI Bermuda Ltd.	34,224	734
	EXCO Resources Inc.	64,823	695
*	Helix Energy Solutions Group Inc.	51,373	673
*	Key Energy Services Inc.	68,122	646
*	Gran Tierra Energy Inc.	132,670	633
*	Complete Production Services Inc.	31,646	597
*	Northern Oil and Gas Inc.	30,372	589
*	Oasis Petroleum Inc.	25,422	568
*	Gulfport Energy Corp.	22,122	535
*	Cloud Peak Energy Inc.	31,353	531
*	Swift Energy Co.	21,562	525
*	Kodiak Oil & Gas Corp.	100,614	524
*	Global Industries Ltd.	64,772	513
*	McMoRan Exploration Co.	51,169	508
*	Cobalt International Energy Inc.	62,655	483
*	Gulfmark Offshore Inc.	12,200	443
*	Enbridge Energy Management LLC	16,083	442
*	Carrizo Oil & Gas Inc.	19,280	415
*	Patriot Coal Corp.	46,712	395
	RPC Inc.	23,237	379
*	Hyperdynamics Corp.	98,763	365
*	Quicksilver Resources Inc.	47,628	361
*	Stone Energy Corp.	22,105	358
*	Comstock Resources Inc.	22,610	350
*	Western Refining Inc.	27,124	338
	Contango Oil & Gas Co.	6,102	334
*	SemGroup Corp. Class A	15,300	305
*	Hornbeck Offshore Services Inc.	12,100	301
*	Exterran Holdings Inc.	29,097	283
*	Newpark Resources Inc.	46,421	283
*	Parker Drilling Co.	62,995	277
	Targa Resources Corp.	9,284	276
*	ION Geophysical Corp.	57,996	274
*	Rex Energy Corp.	21,436	271
*,^ Clean Energy Fuels Corp.		24,292	270
*	Tetra Technologies Inc.	34,750	268
	Crosstex Energy Inc.	19,708	266
*	Cheniere Energy Inc.	45,895	236
*	Petroleum Development Corp.	11,708	227
*	Goodrich Petroleum Corp.	18,461	218
	W&T Offshore Inc.	15,313	211
*	Pioneer Drilling Co.	27,908	200
*	Resolute Energy Corp.	17,576	200
*	Harvest Natural Resources Inc.	22,800	195
*	Magnum Hunter Resources Corp.	58,754	194
*	Hercules Offshore Inc.	66,567	194
*,^ ATP Oil & Gas Corp.		25,166	194
^	Overseas Shipholding Group Inc.	13,388	184
*,^ BPZ Resources Inc.		65,993	183
	Houston American Energy Corp.	13,035	179

*	Venoco Inc.	19,066	168
*	Basic Energy Services Inc.	11,620	165
	Gulf Island Fabrication Inc.	7,714	160
*	Energy Partners Ltd.	13,783	153
*	Tesco Corp.	12,862	149
*	Abraxas Petroleum Corp.	55,518	147
*	Approach Resources Inc.	8,040	137
*	FX Energy Inc.	33,000	136
*	Amyris Inc.	6,560	133
*	Petroquest Energy Inc.	23,400	129
*	James River Coal Co.	19,958	127
*	TransAtlantic Petroleum Ltd.	149,400	123
*	PHI Inc.	6,324	121
*	OYO Geospace Corp.	2,132	120
*	Clayton Williams Energy Inc.	2,788	119
	Penn Virginia Corp.	20,950	117
*	Vaalco Energy Inc.	22,800	111
*	Cal Dive International Inc.	57,655	110
*	Matrix Service Co.	12,500	106
*	Georesources Inc.	5,900	105
*	Endeavour International Corp.	12,814	102
*	USEC Inc.	59,950	97
*	Rentech Inc.	119,057	93
*	Willbros Group Inc.	21,275	89
*	Warren Resources Inc.	36,220	87
*,^ Uranerz Energy Corp.		53,236	73
*	REX American Resources Corp.	4,300	73
*	Natural Gas Services Group Inc.	5,300	68
*	Vantage Drilling Co.	51,170	64
*	Uranium Resources Inc.	90,437	62
*	Callon Petroleum Co.	15,461	60
*	Syntroleum Corp.	67,857	58
*	Uranium Energy Corp.	20,379	56
	Panhandle Oil and Gas Inc. Class A	1,900	54
*	Global Geophysical Services Inc.	6,700	53
*	Dawson Geophysical Co.	2,000	47
*	CREDO Petroleum Corp.	5,050	42
*	Double Eagle Petroleum Co.	6,523	42
	Delek US Holdings Inc.	3,401	38
*	Gastar Exploration Ltd.	12,406	37
*	Green Plains Renewable Energy Inc.	3,919	37
*	ENGlobal Corp.	12,800	35
*	Toreador Resources Corp.	11,152	34
*	CAMAC Energy Inc.	56,010	34
*	RAM Energy Resources Inc.	40,381	32
*	Mitcham Industries Inc.	2,800	31
*	Triangle Petroleum Corp.	8,717	31
*	HKN Inc.	12,318	28
*	Oilsands Quest Inc.	127,488	27
*	GMX Resources Inc.	10,200	23
*	RigNet Inc.	1,400	22
*	Union Drilling Inc.	4,000	19
	Alon USA Energy Inc.	2,797	17
*	Isramco Inc.	245	14
*	Gasco Energy Inc.	71,046	14
*	Delta Petroleum Corp.	5,696	12
*	Miller Energy Resources Inc.	3,700	10

* Bolt Technology Corp.	900	9
General Maritime Corp.	32,204	8
* Westmoreland Coal Co.	1,000	8
* TGC Industries Inc.	1,338	6
* GeoGlobal Resources Inc.	21,100	5
* Verenium Corp.	1,938	5
* Evergreen Energy Inc.	4,351	4
* Barnwell Industries Inc.	1,000	4
* Atlas Energy Inc. Escrow	34,573	3
* Crimson Exploration Inc.	1,300	3
* Tri-Valley Corp.	13,900	3
* Cano Petroleum Inc.	9,900	2
* Geokinetics Inc.	600	1
* PostRock Energy Corp.	351	1
* Pacific Ethanol Inc.	3,197	1
		682,320
Financials (8.6%)
Wells Fargo & Co.	2,520,453	60,793
JPMorgan Chase & Co.	1,993,242	60,036
Citigroup Inc.	1,457,702	37,346
Bank of America Corp.	5,082,808	31,107
American Express Co.	542,785	24,371
Goldman Sachs Group Inc.	246,879	23,342
US Bancorp	966,578	22,753
* Berkshire Hathaway Inc. Class B	319,259	22,680
Simon Property Group Inc.	147,232	16,193
MetLife Inc.	530,519	14,860
PNC Financial Services Group Inc.	263,765	12,711
Bank of New York Mellon Corp.	622,380	11,570
Prudential Financial Inc.	244,029	11,435
ACE Ltd.	169,166	10,251
Travelers Cos. Inc.	209,956	10,231
* Berkshire Hathaway Inc. Class A	89	9,505
Morgan Stanley	696,722	9,406
Capital One Financial Corp.	230,021	9,116
Chubb Corp.	146,798	8,806
Aflac Inc.	234,457	8,194
State Street Corp.	252,675	8,126
Public Storage	72,834	8,110
Annaly Capital Management Inc.	476,670	7,927
CME Group Inc.	31,930	7,868
Equity Residential	147,679	7,660
Franklin Resources Inc.	78,019	7,462
BB&T Corp.	349,135	7,447
Marsh & McLennan Cos. Inc.	274,648	7,289
HCP Inc.	203,578	7,137
BlackRock Inc.	46,622	6,901
Ventas Inc.	137,440	6,790
Boston Properties Inc.	73,151	6,518
Discover Financial Services	273,692	6,278
Aon Corp.	149,114	6,260
T Rowe Price Group Inc.	130,378	6,228
Vornado Realty Trust	83,256	6,213
Allstate Corp.	262,083	6,209
Charles Schwab Corp.	540,436	6,091
Loews Corp.	164,073	5,669
Progressive Corp.	311,946	5,540

ProLogis Inc.	227,978	5,528
AvalonBay Communities Inc.	47,292	5,394
American International Group Inc.	238,123	5,227
SunTrust Banks Inc.	270,263	4,851
Ameriprise Financial Inc.	121,787	4,794
Fifth Third Bancorp	461,757	4,664
* IntercontinentalExchange Inc.	36,965	4,371
Weyerhaeuser Co.	271,086	4,215
Health Care REIT Inc.	89,217	4,175
M&T Bank Corp.	56,509	3,950
Northern Trust Corp.	109,573	3,833
Host Hotels & Resorts Inc.	346,252	3,788
Principal Financial Group Inc.	160,710	3,643
Invesco Ltd.	232,885	3,612
Hartford Financial Services Group Inc.	212,651	3,432
SLM Corp.	264,125	3,288
Unum Group	155,512	3,260
Moody's Corp.	102,596	3,124
Kimco Realty Corp.	205,311	3,086
NYSE Euronext	131,132	3,047
XL Group plc Class A	156,559	2,943
* CIT Group Inc.	95,861	2,911
Plum Creek Timber Co. Inc.	81,840	2,841
Willis Group Holdings plc	82,637	2,840
KeyCorp	478,421	2,837
Macerich Co.	65,460	2,791
General Growth Properties Inc.	220,533	2,668
Digital Realty Trust Inc.	47,574	2,624
New York Community Bancorp Inc.	218,949	2,605
Federal Realty Investment Trust	31,241	2,575
Lincoln National Corp.	157,938	2,469
SL Green Realty Corp.	41,815	2,432
UDR Inc.	108,856	2,410
Leucadia National Corp.	104,185	2,363
American Capital Agency Corp.	86,381	2,341
Comerica Inc.	100,688	2,313
Rayonier Inc.	60,978	2,243
* Arch Capital Group Ltd.	68,511	2,239
Realty Income Corp.	67,644	2,181
Everest Re Group Ltd.	27,416	2,176
People's United Financial Inc.	188,224	2,146
Regions Financial Corp.	630,300	2,099
Huntington Bancshares Inc.	433,575	2,081
Cincinnati Financial Corp.	78,170	2,058
* Affiliated Managers Group Inc.	26,026	2,031
Torchmark Corp.	57,944	2,020
* CB Richard Ellis Group Inc. Class A	146,262	1,969
Essex Property Trust Inc.	16,396	1,968
Camden Property Trust	35,327	1,952
Alexandria Real Estate Equities Inc.	30,967	1,901
Legg Mason Inc.	71,731	1,844
WR Berkley Corp.	61,686	1,831
* MSCI Inc. Class A	60,014	1,820
Assurant Inc.	49,234	1,763
Reinsurance Group of America Inc. Class A	37,828	1,738
TD Ameritrade Holding Corp.	117,134	1,722
Liberty Property Trust	58,940	1,716

PartnerRe Ltd.	32,746	1,712
RenaissanceRe Holdings Ltd.	26,500	1,691
* Markel Corp.	4,718	1,685
Fidelity National Financial Inc. Class A	108,417	1,646
Senior Housing Properties Trust	76,325	1,644
Axis Capital Holdings Ltd.	61,800	1,603
Regency Centers Corp.	45,229	1,598
BRE Properties Inc.	37,585	1,591
HCC Insurance Holdings Inc.	57,354	1,551
Transatlantic Holdings Inc.	31,570	1,532
* NASDAQ OMX Group Inc.	63,501	1,469
Chimera Investment Corp.	526,273	1,458
Arthur J Gallagher & Co.	55,402	1,457
Ares Capital Corp.	105,274	1,450
* Genworth Financial Inc. Class A	252,045	1,447
Raymond James Financial Inc.	55,283	1,435
White Mountains Insurance Group Ltd.	3,520	1,428
First Niagara Financial Group Inc.	153,966	1,409
Taubman Centers Inc.	27,985	1,408
Piedmont Office Realty Trust Inc. Class A	86,983	1,407
Home Properties Inc.	24,586	1,395
Duke Realty Corp.	129,875	1,364
Hudson City Bancorp Inc.	238,596	1,350
Eaton Vance Corp.	60,227	1,341
Zions Bancorporation	94,332	1,327
Apartment Investment & Management Co.	59,956	1,326
Hospitality Properties Trust	61,846	1,313
Commerce Bancshares Inc.	37,298	1,296
American Campus Communities Inc.	34,448	1,282
* E*Trade Financial Corp.	140,626	1,281
Cullen/Frost Bankers Inc.	27,880	1,279
National Retail Properties Inc.	47,479	1,276
MFA Financial Inc.	179,618	1,261
Weingarten Realty Investors	57,889	1,225
American Financial Group Inc.	39,356	1,223
DDR Corp.	111,536	1,216
* American Capital Ltd.	177,512	1,211
Mack-Cali Realty Corp.	43,836	1,173
SEI Investments Co.	74,949	1,153
Mid-America Apartment Communities Inc.	19,099	1,150
Equity Lifestyle Properties Inc.	18,258	1,145
Old Republic International Corp.	127,154	1,134
Jones Lang LaSalle Inc.	21,636	1,121
East West Bancorp Inc.	75,158	1,121
BioMed Realty Trust Inc.	66,221	1,097
Tanger Factory Outlet Centers	42,174	1,097
* Signature Bank	22,960	1,096
Brown & Brown Inc.	61,450	1,094
Hancock Holding Co.	40,590	1,087
Waddell & Reed Financial Inc. Class A	43,403	1,085
Erie Indemnity Co. Class A	14,897	1,060
Douglas Emmett Inc.	61,483	1,051
ProAssurance Corp.	14,541	1,047
Highwoods Properties Inc.	36,365	1,028
Allied World Assurance Co. Holdings AG	18,283	982
Hatteras Financial Corp.	38,808	976
CapitalSource Inc.	155,366	954

Entertainment Properties Trust	24,420	952
City National Corp.	25,072	947
Washington Real Estate Investment Trust	33,269	938
Kilroy Realty Corp.	29,739	931
Assured Guaranty Ltd.	84,172	925
Alleghany Corp.	3,185	919
Post Properties Inc.	26,012	904
Capitol Federal Financial Inc.	84,066	888
Bank of Hawaii Corp.	24,158	879
Jefferies Group Inc.	69,446	862
Valley National Bancorp	81,155	859
Associated Banc-Corp	90,848	845
* SVB Financial Group	22,542	834
Extra Space Storage Inc.	44,649	832
Federated Investors Inc. Class B	47,398	831
Omega Healthcare Investors Inc.	51,967	828
Aspen Insurance Holdings Ltd.	35,893	827
Invesco Mortgage Capital Inc.	58,370	825
Hanover Insurance Group Inc.	23,105	820
LaSalle Hotel Properties	42,676	819
Starwood Property Trust Inc.	47,492	815
Validus Holdings Ltd.	32,636	813
CBL & Associates Properties Inc.	71,260	810
* Popular Inc.	538,699	808
First Horizon National Corp.	134,170	800
CommonWealth REIT	41,883	795
Corporate Office Properties Trust	36,031	785
Fulton Financial Corp.	101,010	773
Cash America International Inc.	14,695	752
Apollo Investment Corp.	99,328	747
Prosperity Bancshares Inc.	22,555	737
Colonial Properties Trust	40,381	733
Washington Federal Inc.	56,900	725
* CNO Financial Group Inc.	132,269	716
* Forest City Enterprises Inc. Class A	66,866	713
Alterra Capital Holdings Ltd.	37,494	711
TCF Financial Corp.	75,589	692
* Stifel Financial Corp.	25,854	687
BOK Financial Corp.	14,620	686
First American Financial Corp.	53,033	679
Protective Life Corp.	43,208	675
FirstMerit Corp.	57,923	658
Potlatch Corp.	20,750	654
Northwest Bancshares Inc.	54,636	651
Iberiabank Corp.	13,785	649
StanCorp Financial Group Inc.	23,484	647
Endurance Specialty Holdings Ltd.	18,700	639
CBOE Holdings Inc.	26,080	638
* Ezcorp Inc. Class A	22,300	636
Healthcare Realty Trust Inc.	37,325	629
Kemper Corp.	25,990	623
RLI Corp.	9,630	612
Two Harbors Investment Corp.	68,289	603
DuPont Fabros Technology Inc.	30,480	600
* First Cash Financial Services Inc.	14,300	600
DiamondRock Hospitality Co.	85,705	599
Westamerica Bancorporation	15,604	598

*	Knight Capital Group Inc. Class A	48,620	591
	Brandywine Realty Trust	72,423	580
	Webster Financial Corp.	37,900	580
	Platinum Underwriters Holdings Ltd.	18,700	575
	Janus Capital Group Inc.	95,639	574
*	Howard Hughes Corp.	13,569	571
	Trustmark Corp.	31,168	566
	Montpelier Re Holdings Ltd.	31,809	562
	FNB Corp.	65,527	562
*	Portfolio Recovery Associates Inc.	8,800	548
	DCT Industrial Trust Inc.	124,440	546
*	MBIA Inc.	74,957	545
	Delphi Financial Group Inc.	25,253	543
	Equity One Inc.	34,131	541
	UMB Financial Corp.	16,706	536
	EastGroup Properties Inc.	13,885	530
	Mercury General Corp.	13,755	527
	CYS Investments Inc.	43,469	526
*,^ St. Joe Co.		34,992	525
	Sovran Self Storage Inc.	14,065	523
	Umpqua Holdings Corp.	59,013	519
	Medical Properties Trust Inc.	57,416	514
*	Ocwen Financial Corp.	38,550	509
	National Health Investors Inc.	12,000	506
	PS Business Parks Inc.	10,102	500
	National Penn Bancshares Inc.	70,194	492
	Redwood Trust Inc.	42,654	476
	Lexington Realty Trust	71,902	470
*	DFC Global Corp.	21,500	470
	Tower Group Inc.	20,401	466
	Anworth Mortgage Asset Corp.	68,541	466
*	World Acceptance Corp.	8,237	461
	Capstead Mortgage Corp.	39,922	461
	Argo Group International Holdings Ltd.	16,217	460
	Wintrust Financial Corp.	17,741	458
*	PHH Corp.	28,417	457
	United Bankshares Inc.	22,725	457
^	Prospect Capital Corp.	54,024	454
	Community Bank System Inc.	20,000	454
	Synovus Financial Corp.	423,902	454
	Old National Bancorp	48,624	453
	LTC Properties Inc.	17,400	441
	Primerica Inc.	20,333	438
	Cathay General Bancorp	38,084	433
*	Texas Capital Bancshares Inc.	18,794	429
*	Enstar Group Ltd.	4,493	428
	First Financial Bancorp	30,982	428
	Franklin Street Properties Corp.	37,587	425
*	CubeSmart	47,495	405
	Fifth Street Finance Corp.	42,311	394
	Greenhill & Co. Inc.	13,735	393
	CVB Financial Corp.	48,875	376
	Oritani Financial Corp.	29,219	376
	MB Financial Inc.	25,262	372
	Pebblebrook Hotel Trust	23,757	372
	Susquehanna Bancshares Inc.	65,918	361
*	Strategic Hotels & Resorts Inc.	83,627	360

Alexander's Inc.	989	357
* TFS Financial Corp.	43,304	352
Solar Capital Ltd.	17,392	350
Glacier Bancorp Inc.	36,728	344
Infinity Property & Casualty Corp.	6,541	343
First Citizens BancShares Inc. Class A	2,375	341
Acadia Realty Trust	18,118	339
Government Properties Income Trust	15,744	339
* MF Global Holdings Ltd.	81,655	337
NBT Bancorp Inc.	17,853	332
Symetra Financial Corp.	40,573	331
Amtrust Financial Services Inc.	14,845	330
Provident Financial Services Inc.	30,726	330
Astoria Financial Corp.	42,927	330
International Bancshares Corp.	24,820	326
Harleysville Group Inc.	5,517	325
Bank of the Ozarks Inc.	14,816	310
* Sunstone Hotel Investors Inc.	54,450	310
Selective Insurance Group Inc.	23,700	309
First Financial Bankshares Inc.	11,815	309
* Western Alliance Bancorp	56,340	309
Inland Real Estate Corp.	42,125	307
MarketAxess Holdings Inc.	11,813	307
* First Industrial Realty Trust Inc.	37,952	304
* Navigators Group Inc.	6,993	302
* Altisource Portfolio Solutions SA	8,466	300
* Investors Bancorp Inc.	23,646	299
BancorpSouth Inc.	33,921	298
Park National Corp.	5,632	298
Sun Communities Inc.	8,426	296
American National Insurance Co.	4,267	295
Nelnet Inc. Class A	15,700	295
Glimcher Realty Trust	41,634	295
* iStar Financial Inc.	50,382	293
Associated Estates Realty Corp.	18,894	292
PennantPark Investment Corp.	32,600	291
Cousins Properties Inc.	49,666	291
* Financial Engines Inc.	15,831	287
* National Financial Partners Corp.	26,125	286
BlackRock Kelso Capital Corp.	39,041	285
Horace Mann Educators Corp.	24,785	283
* LPL Investment Holdings Inc.	11,100	282
ARMOUR Residential REIT Inc.	41,292	281
WesBanco Inc.	16,085	278
Interactive Brokers Group Inc.	19,825	276
* Greenlight Capital Re Ltd. Class A	13,169	273
Employers Holdings Inc.	20,939	267
* Credit Acceptance Corp.	4,100	264
* Green Dot Corp. Class A	8,400	263
* Safeguard Scientifics Inc.	17,353	260
Oriental Financial Group Inc.	26,877	260
Trustco Bank Corp. NY	58,059	259
CreXus Investment Corp.	29,063	258
* MGIC Investment Corp.	131,989	247
Investors Real Estate Trust	34,024	245
Meadowbrook Insurance Group Inc.	27,401	244
First Potomac Realty Trust	19,573	244

First Midwest Bancorp Inc.	33,254	243
American Equity Investment Life Holding Co.	27,800	243
Education Realty Trust Inc.	28,221	242
* Sterling Financial Corp.	19,543	242
Saul Centers Inc.	7,143	241
Boston Private Financial Holdings Inc.	39,863	234
Hersha Hospitality Trust Class A	67,700	234
Chesapeake Lodging Trust	19,380	234
MCG Capital Corp.	58,815	233
City Holding Co.	8,627	233
* Citizens Republic Bancorp Inc.	33,445	231
Walter Investment Management Corp.	10,056	231
BGC Partners Inc. Class A	37,930	229
* ICG Group Inc.	24,748	228
Cohen & Steers Inc.	7,900	227
Home Bancshares Inc.	10,697	227
Getty Realty Corp.	15,727	227
* Pinnacle Financial Partners Inc.	20,469	224
Columbia Banking System Inc.	15,534	222
Brookline Bancorp Inc.	28,689	221
* Beneficial Mutual Bancorp Inc.	29,508	220
1st Source Corp.	10,493	219
Ashford Hospitality Trust Inc.	30,506	214
Northfield Bancorp Inc.	16,000	212
* Investment Technology Group Inc.	21,337	209
Evercore Partners Inc. Class A	9,100	207
* FPIC Insurance Group Inc.	4,950	207
* Forestar Group Inc.	18,841	206
PacWest Bancorp	14,691	205
KBW Inc.	14,836	205
* AMERISAFE Inc.	10,800	199
Hercules Technology Growth Capital Inc.	23,107	197
Safety Insurance Group Inc.	5,189	196
FBL Financial Group Inc. Class A	7,283	194
* West Coast Bancorp	13,808	193
S&T Bancorp Inc.	11,876	192
* Encore Capital Group Inc.	8,723	191
Universal Health Realty Income Trust	5,652	190
First Commonwealth Financial Corp.	51,233	190
Campus Crest Communities Inc.	16,961	185
PrivateBancorp Inc. Class A	24,441	184
Chemical Financial Corp.	11,969	183
Advance America Cash Advance Centers Inc.	24,859	183
* Piper Jaffray Cos.	10,120	181
* United Community Banks Inc.	21,192	180
Colony Financial Inc.	13,700	177
United Fire & Casualty Co.	10,001	177
* Bancorp Inc.	23,958	172
* Cowen Group Inc. Class A	63,039	171
Ramco-Gershenson Properties Trust	20,810	171
Independent Bank Corp.	7,800	170
Community Trust Bancorp Inc.	7,223	168
Retail Opportunity Investments Corp.	15,175	168
* Citizens Inc.	26,169	168
Berkshire Hills Bancorp Inc.	8,977	166
* Nara Bancorp Inc.	27,302	166
* Hilltop Holdings Inc.	22,838	165

ViewPoint Financial Group	14,185	162
Rockville Financial Inc.	17,110	162
Dime Community Bancshares Inc.	16,012	162
* Pico Holdings Inc.	7,896	162
Urstadt Biddle Properties Inc. Class A	10,091	161
* FelCor Lodging Trust Inc.	68,968	161
Flagstone Reinsurance Holdings SA	20,609	160
Resource Capital Corp.	31,607	158
PennyMac Mortgage Investment Trust	9,801	156
GFI Group Inc.	38,668	155
Southside Bancshares Inc.	8,623	155
First Financial Corp.	5,581	154
Pennsylvania Real Estate Investment Trust	19,849	153
Republic Bancorp Inc. Class A	8,560	152
NorthStar Realty Finance Corp.	45,798	151
* Ladenburg Thalmann Financial Services Inc.	97,000	150
* Walker & Dunlop Inc.	12,867	150
Cardinal Financial Corp.	17,314	149
Newcastle Investment Corp.	36,531	149
Winthrop Realty Trust	16,859	146
Sabra Healthcare REIT Inc.	15,343	146
Simmons First National Corp. Class A	6,737	146
Renasant Corp.	11,289	144
TICC Capital Corp.	17,503	143
* Wilshire Bancorp Inc.	51,185	140
Maiden Holdings Ltd.	18,930	140
Gladstone Commercial Corp.	8,900	140
* Center Financial Corp.	29,715	139
Westfield Financial Inc.	21,133	139
* Central Pacific Financial Corp.	13,324	137
* Virginia Commerce Bancorp Inc.	23,266	137
Radian Group Inc.	61,053	134
* Virtus Investment Partners Inc.	2,481	133
Tompkins Financial Corp.	3,699	132
* HFF Inc. Class A	15,101	132
Trico Bancshares	10,560	130
Enterprise Financial Services Corp.	9,472	129
* Ameris Bancorp	14,620	127
* Tejon Ranch Co.	5,308	127
Provident New York Bancorp	21,730	126
National Bankshares Inc.	5,092	123
* Heritage Commerce Corp.	31,691	122
TowneBank	10,600	121
Lakeland Bancorp Inc.	15,407	120
Main Street Capital Corp.	6,700	119
* 1st United Bancorp Inc.	24,000	118
Lakeland Financial Corp.	5,698	118
National Western Life Insurance Co. Class A	857	116
* eHealth Inc.	8,500	116
Sandy Spring Bancorp Inc.	7,932	116
* Intl. FCStone Inc.	5,546	115
* Sun Bancorp Inc.	43,252	115
SCBT Financial Corp.	4,629	114
OneBeacon Insurance Group Ltd. Class A	8,307	113
* Primus Guaranty Ltd.	21,467	113
StellarOne Corp.	11,315	113
* Hanmi Financial Corp.	135,338	112

* Seacoast Banking Corp. of Florida	76,058	112
* Global Indemnity plc	6,464	110
* FBR & Co.	46,132	110
German American Bancorp Inc.	6,797	110
Bancfirst Corp.	3,300	109
Triangle Capital Corp.	7,100	108
* Doral Financial Corp.	98,700	108
* Metro Bancorp Inc.	12,428	107
MainSource Financial Group Inc.	12,281	107
Univest Corp. of Pennsylvania	8,005	107
ESSA Bancorp Inc.	10,066	106
NGP Capital Resources Co.	16,025	105
Consolidated-Tomoka Land Co.	3,950	104
Abington Bancorp Inc.	14,333	103
First Busey Corp.	23,111	101
Flushing Financial Corp.	9,252	100
Parkway Properties Inc.	9,069	100
* NewStar Financial Inc.	10,685	100
Arlington Asset Investment Corp. Class A	4,134	99
First Bancorp	9,817	99
Duff & Phelps Corp. Class A	9,200	98
WSFS Financial Corp.	3,105	98
Arrow Financial Corp.	4,393	98
Hudson Valley Holding Corp.	5,600	98
Merchants Bancshares Inc.	3,611	97
SY Bancorp Inc.	5,189	97
Tower Bancorp Inc.	4,600	96
* Netspend Holdings Inc.	18,600	96
First Merchants Corp.	13,527	95
* Gramercy Capital Corp.	30,324	95
* Eagle Bancorp Inc.	8,060	95
MVC Capital Inc.	9,000	94
Cogdell Spencer Inc.	24,900	94
Dynex Capital Inc.	11,600	93
Westwood Holdings Group Inc.	2,700	93
BankFinancial Corp.	13,840	92
Calamos Asset Management Inc. Class A	9,004	90
Cedar Shopping Centers Inc.	28,900	90
Suffolk Bancorp	10,762	90
Washington Trust Bancorp Inc.	4,493	89
Artio Global Investors Inc. Class A	11,130	89
Agree Realty Corp.	3,900	85
Coresite Realty Corp.	5,799	83
Epoch Holding Corp.	6,110	83
Hudson Pacific Properties Inc.	7,100	83
GAMCO Investors Inc.	2,093	82
Gladstone Investment Corp.	11,924	81
* OmniAmerican Bancorp Inc.	5,937	81
Presidential Life Corp.	9,800	81
CapLease Inc.	22,200	80
* Flagstar Bancorp Inc.	163,397	80
Banner Corp.	6,228	80
* Meridian Interstate Bancorp Inc.	7,292	80
Mission West Properties Inc.	10,188	77
* First Financial Northwest Inc.	13,637	77
Medallion Financial Corp.	8,180	76
Peoples Bancorp Inc.	6,882	76

*	Southwest Bancorp Inc.	17,844	75
*	Guaranty Bancorp	61,847	74
	Center Bancorp Inc.	7,678	74
*	MPG Office Trust Inc.	34,100	72
	First Bancorp Inc.	5,702	72
	EMC Insurance Group Inc.	3,895	72
	Union First Market Bankshares Corp.	6,650	71
	Excel Trust Inc.	7,300	70
	SWS Group Inc.	14,921	70
	Territorial Bancorp Inc.	3,628	69
^	RAIT Financial Trust	20,485	69
	Northrim BanCorp Inc.	3,584	69
	One Liberty Properties Inc.	4,703	69
	Bank Mutual Corp.	26,271	69
*	Bridge Capital Holdings	6,800	68
	Bryn Mawr Bank Corp.	4,070	67
	Eastern Insurance Holdings Inc.	5,100	67
*,^ First BanCorp		23,950	67
	Capital Southwest Corp.	901	67
	Penns Woods Bancorp Inc.	2,008	66
*	Hampton Roads Bankshares Inc.	13,949	66
	SeaBright Holdings Inc.	9,100	66
	Roma Financial Corp.	7,797	64
	Edelman Financial Group Inc.	9,701	63
	Great Southern Bancorp Inc.	3,677	62
	Heartland Financial USA Inc.	4,317	61
	State Auto Financial Corp.	4,617	61
*	Phoenix Cos. Inc.	49,630	61
	Donegal Group Inc. Class A	4,931	59
	Oppenheimer Holdings Inc. Class A	3,677	59
	First Community Bancshares Inc.	5,779	59
	Kite Realty Group Trust	16,023	59
	OceanFirst Financial Corp.	5,015	59
	Kennedy-Wilson Holdings Inc.	5,500	58
	Citizens & Northern Corp.	3,898	58
*	Harris & Harris Group Inc.	16,303	58
	West Bancorporation Inc.	6,821	58
	Gladstone Capital Corp.	8,419	58
	CFS Bancorp Inc.	13,200	57
	Apollo Commercial Real Estate Finance Inc.	4,300	57
	Sterling Bancorp	7,785	57
	State Bancorp Inc.	5,343	56
*	Macatawa Bank Corp.	20,910	56
	Monmouth Real Estate Investment Corp. Class A	7,100	56
	UMH Properties Inc.	6,159	56
*	Taylor Capital Group Inc.	8,700	56
	Baldwin & Lyons Inc.	2,573	55
*	Gleacher & Co. Inc.	45,861	55
	Fox Chase Bancorp Inc.	4,300	55
	Camden National Corp.	1,992	54
	Ames National Corp.	3,463	54
	Financial Institutions Inc.	3,781	54
^	Life Partners Holdings Inc.	8,887	54
*	First Marblehead Corp.	51,051	52
	Stewart Information Services Corp.	5,820	51
	CoBiz Financial Inc.	11,373	51
	Crawford & Co. Class B	9,050	48

* CIFC Corp.	11,046	48
United Financial Bancorp Inc.	3,474	48
Pulaski Financial Corp.	7,046	46
ESB Financial Corp.	4,200	46
Federal Agricultural Mortgage Corp. Class A	3,500	45
Washington Banking Co.	4,600	45
* United Community Financial Corp.	32,272	44
Provident Financial Holdings Inc.	4,932	43
* AmeriServ Financial Inc.	22,687	43
Peapack Gladstone Financial Corp.	4,266	43
Asta Funding Inc.	5,300	43
* American Safety Insurance Holdings Ltd.	2,300	42
* Waterstone Financial Inc.	15,579	42
American National Bankshares Inc.	2,283	41
Capital City Bank Group Inc.	3,850	40
Bank of Marin Bancorp	1,200	40
Heritage Financial Corp.	3,576	39
FXCM Inc. Class A	2,800	39
Kaiser Federal Financial Group Inc.	3,191	38
Kansas City Life Insurance Co.	1,200	37
* Pacific Mercantile Bancorp	10,891	36
* Cape Bancorp Inc.	5,160	36
* Arbor Realty Trust Inc.	9,500	36
* Encore Bancshares Inc.	3,307	35
Diamond Hill Investment Group Inc.	500	35
* Capital Trust Inc. Class A	15,349	34
* Unity Bancorp Inc.	5,069	34
PMC Commercial Trust	4,300	34
Century Bancorp Inc. Class A	1,440	33
* NewBridge Bancorp	8,369	32
HF Financial Corp.	3,644	31
US Global Investors Inc. Class A	4,600	31
Chatham Lodging Trust	3,100	31
Sierra Bancorp	3,300	30
Golub Capital BDC Inc.	2,000	30
Centerstate Banks Inc.	5,542	29
* Stratus Properties Inc.	3,604	29
* PMI Group Inc.	143,698	29
Investors Title Co.	812	29
THL Credit Inc.	2,500	27
First of Long Island Corp.	1,200	27
Cheviot Financial Corp.	3,000	26
First Interstate Bancsystem Inc.	2,400	26
* Asset Acceptance Capital Corp.	7,559	25
* CompuCredit Holdings Corp.	8,796	25
Resource America Inc. Class A	5,286	24
TF Financial Corp.	1,219	23
* Marlin Business Services Corp.	2,196	23
Home Federal Bancorp Inc.	2,952	23
Codorus Valley Bancorp Inc.	2,297	23
MutualFirst Financial Inc.	2,926	22
Pacific Continental Corp.	3,050	22
* First Defiance Financial Corp.	1,600	21
Midsouth Bancorp Inc.	1,900	20
* Mercantile Bank Corp.	2,546	20
* Intervest Bancshares Corp. Class A	7,248	19
* United Security Bancshares	6,413	19

	Independence Holding Co.	2,602	19
*	BCSB Bancorp Inc.	1,582	19
	First South Bancorp Inc.	4,952	18
	Wayne Savings Bancshares Inc.	2,079	18
2	Federal Agricultural Mortgage Corp.	900	17
	Kohlberg Capital Corp.	2,881	17
*	BancTrust Financial Group Inc.	7,033	17
*	Avatar Holdings Inc.	1,994	16
	First Financial Holdings Inc.	4,035	16
*	First Acceptance Corp.	13,145	16
*	Republic First Bancorp Inc.	10,019	16
	CNB Financial Corp.	1,200	15
*,^ Penson Worldwide Inc.		10,262	15
*	Tree.com Inc.	2,950	15
*	Jefferson Bancshares Inc.	5,200	15
*	Consumer Portfolio Services Inc.	14,200	14
	Landmark Bancorp Inc.	866	14
	Fidelity Southern Corp.	2,111	14
*	MBT Financial Corp.	11,530	14
*,^ BankAtlantic Bancorp Inc. Class A		22,147	13
	Evans Bancorp Inc.	1,200	13
	Orrstown Financial Services Inc.	1,000	13
	Bridge Bancorp Inc.	700	13
	First M&F Corp.	3,952	12
	National Interstate Corp.	567	12
*	Thomas Properties Group Inc.	5,320	12
	Hawthorn Bancshares Inc.	1,642	12
	Pzena Investment Management Inc. Class A	3,400	11
	JMP Group Inc.	1,900	11
	HopFed Bancorp Inc.	1,888	11
*	Green Bankshares Inc.	8,434	11
	Eastern Virginia Bankshares Inc.	4,460	11
	Meta Financial Group Inc.	554	10
	Shore Bancshares Inc.	2,350	10
	Citizens South Banking Corp.	2,348	10
*,^ Princeton National Bancorp Inc.		2,999	9
*	North Valley Bancorp	930	9
*	American Independence Corp.	1,770	9
	Bancorp Rhode Island Inc.	200	8
	Alliance Financial Corp.	300	8
*	Colony Bankcorp Inc.	3,062	8
*	Camco Financial Corp.	6,536	8
*	Old Second Bancorp Inc.	6,115	8
	Ameriana Bancorp	1,926	7
*	BRT Realty Trust	1,187	7
	MidWestOne Financial Group Inc.	500	7
	United Security Bancshares	1,292	7
	Terreno Realty Corp.	505	6
*	Farmers Capital Bank Corp.	1,430	6
	QC Holdings Inc.	2,008	6
*	Home Bancorp Inc.	400	6
	Institutional Financial Markets Inc.	2,883	5
*	First Place Financial Corp.	5,836	5
*	HMN Financial Inc.	2,621	5
*	Premierwest Bancorp	4,710	4
	LNB Bancorp Inc.	1,100	4
*	Royal Bancshares of Pennsylvania Inc.	4,060	4

	Oneida Financial Corp.	400	4
*	Yadkin Valley Financial Corp.	2,100	3
*,^ Anchor Bancorp Wisconsin Inc.		6,479	3
*	Preferred Bank	424	3
*	Independent Bank Corp.	1,341	3
*	First Security Group Inc.	1,066	2
*	NASB Financial Inc.	200	2
*	Atlantic Coast Financial Corp.	930	2
	Citizens Holding Co.	100	2
	United Bancorp Inc.	200	2
*	Vestin Realty Mortgage II Inc.	1,269	2
*	Premier Financial Bancorp Inc.	300	1
*	ZipRealty Inc.	900	1
*	Valley National Bancorp Warrants Exp. 10/19/11	570	1
	Northeast Bancorp	100	1
*	Community Capital Corp.	299	1
*	Affirmative Insurance Holdings Inc.	500	1
	First United Corp.	200	1
*	Hallmark Financial Services	100	1
*	Southern Community Financial Corp.	400	—
	Clifton Savings Bancorp Inc.	43	—
*	Grubb & Ellis Co.	600	—
			909,940
Health Care (7.2%)
	Johnson & Johnson	1,375,002	87,601
	Pfizer Inc.	3,963,310	70,071
	Merck & Co. Inc.	1,548,253	50,643
	Abbott Laboratories	779,723	39,875
	Bristol-Myers Squibb Co.	855,818	26,856
	Amgen Inc.	466,434	25,631
	UnitedHealth Group Inc.	543,540	25,068
	Eli Lilly & Co.	522,894	19,331
	Medtronic Inc.	537,021	17,851
	Baxter International Inc.	285,927	16,052
*	Gilead Sciences Inc.	394,515	15,307
*	Celgene Corp.	232,092	14,371
	Allergan Inc.	153,023	12,606
	WellPoint Inc.	184,168	12,022
	Covidien plc	248,479	10,958
*	Biogen Idec Inc.	115,088	10,720
*	Thermo Fisher Scientific Inc.	192,191	9,733
*	Medco Health Solutions Inc.	200,442	9,399
*	Express Scripts Inc.	252,003	9,342
	McKesson Corp.	126,511	9,197
	Becton Dickinson and Co.	109,901	8,058
	Cardinal Health Inc.	175,750	7,360
*	Intuitive Surgical Inc.	19,704	7,178
	Aetna Inc.	190,398	6,921
	Stryker Corp.	145,925	6,877
	Humana Inc.	84,559	6,150
	St. Jude Medical Inc.	165,040	5,973
*	Alexion Pharmaceuticals Inc.	91,786	5,880
	CIGNA Corp.	136,002	5,704
*	Agilent Technologies Inc.	173,413	5,419
*	Zimmer Holdings Inc.	96,492	5,162
	AmerisourceBergen Corp. Class A	137,718	5,133
*	Cerner Corp.	71,988	4,933

* Vertex Pharmaceuticals Inc.	103,668	4,617
* Boston Scientific Corp.	768,619	4,543
* Forest Laboratories Inc.	144,137	4,438
* Watson Pharmaceuticals Inc.	63,508	4,334
Perrigo Co.	42,179	4,096
* Edwards Lifesciences Corp.	57,373	4,090
* Laboratory Corp. of America Holdings	50,477	3,990
Quest Diagnostics Inc.	79,525	3,925
CR Bard Inc.	42,871	3,753
* Mylan Inc.	220,619	3,751
* Life Technologies Corp.	90,475	3,477
* Waters Corp.	45,909	3,466
* Hospira Inc.	84,733	3,135
* Cephalon Inc.	38,497	3,107
* Pharmasset Inc.	37,668	3,103
* Varian Medical Systems Inc.	59,190	3,087
* DaVita Inc.	48,236	3,023
* Henry Schein Inc.	46,754	2,899
* CareFusion Corp.	113,357	2,715
* Illumina Inc.	61,628	2,522
* Mettler-Toledo International Inc.	16,137	2,259
* ResMed Inc.	77,802	2,240
DENTSPLY International Inc.	70,989	2,179
* Kinetic Concepts Inc.	32,916	2,169
* Coventry Health Care Inc.	74,337	2,142
* Regeneron Pharmaceuticals Inc.	35,630	2,074
* IDEXX Laboratories Inc.	29,232	2,016
* Hologic Inc.	130,837	1,990
Cooper Cos. Inc.	23,260	1,841
* BioMarin Pharmaceutical Inc.	56,706	1,807
* HCA Holdings Inc.	87,540	1,765
* Allscripts Healthcare Solutions Inc.	96,985	1,748
* Endo Pharmaceuticals Holdings Inc.	58,767	1,645
Universal Health Services Inc. Class B	45,542	1,548
* Mednax Inc.	24,299	1,522
Omnicare Inc.	58,254	1,481
Patterson Cos. Inc.	49,380	1,414
Pharmaceutical Product Development Inc.	54,578	1,400
* Covance Inc.	30,655	1,393
* Gen-Probe Inc.	24,159	1,383
* Catalyst Health Solutions Inc.	22,412	1,293
* Human Genome Sciences Inc.	96,017	1,218
* Cepheid Inc.	31,284	1,215
Techne Corp.	17,708	1,204
* Sirona Dental Systems Inc.	28,315	1,201
* Healthspring Inc.	32,616	1,189
Medicis Pharmaceutical Corp. Class A	31,308	1,142
* Health Net Inc.	46,825	1,110
Teleflex Inc.	20,422	1,098
PerkinElmer Inc.	56,540	1,086
Lincare Holdings Inc.	47,780	1,075
* Cubist Pharmaceuticals Inc.	30,022	1,060
* HMS Holdings Corp.	42,563	1,038
* Tenet Healthcare Corp.	245,233	1,013
Quality Systems Inc.	10,431	1,012
* Warner Chilcott plc Class A	70,733	1,011
* LifePoint Hospitals Inc.	27,372	1,003

* athenahealth Inc.	16,685	994
* United Therapeutics Corp.	26,180	982
* AMERIGROUP Corp.	25,066	978
* Seattle Genetics Inc.	50,256	958
* Onyx Pharmaceuticals Inc.	31,721	952
Hill-Rom Holdings Inc.	31,683	951
* Thoratec Corp.	29,101	950
* Bio-Rad Laboratories Inc. Class A	10,259	931
Owens & Minor Inc.	32,267	919
* Health Management Associates Inc. Class A	128,192	887
STERIS Corp.	30,067	880
* Salix Pharmaceuticals Ltd.	29,408	870
* Myriad Genetics Inc.	44,874	841
* WellCare Health Plans Inc.	21,667	823
* Questcor Pharmaceuticals Inc.	30,122	821
* Alere Inc.	41,293	811
* Magellan Health Services Inc.	16,523	798
* Community Health Systems Inc.	47,641	793
* Incyte Corp. Ltd.	56,629	791
* Volcano Corp.	26,648	790
* Alkermes plc	50,361	769
* Haemonetics Corp.	13,071	764
* Centene Corp.	26,062	747
* Theravance Inc.	36,008	725
* HealthSouth Corp.	48,265	721
* Viropharma Inc.	38,778	701
* Charles River Laboratories International Inc.	23,275	666
* VCA Antech Inc.	41,370	661
* Dendreon Corp.	73,228	659
* Brookdale Senior Living Inc. Class A	52,056	653
West Pharmaceutical Services Inc.	17,160	637
* Amylin Pharmaceuticals Inc.	65,790	607
* InterMune Inc.	29,400	594
Chemed Corp.	10,800	594
* PSS World Medical Inc.	29,866	588
Masimo Corp.	26,931	583
* Ariad Pharmaceuticals Inc.	66,298	583
* Impax Laboratories Inc.	31,203	559
* PAREXEL International Corp.	29,493	558
* Align Technology Inc.	33,754	512
* Bruker Corp.	37,734	511
* MAKO Surgical Corp.	14,800	506
* Par Pharmaceutical Cos. Inc.	18,166	484
* NxStage Medical Inc.	21,824	455
* Medicines Co.	29,618	441
* Isis Pharmaceuticals Inc.	63,425	430
* Cyberonics Inc.	15,116	428
* Wright Medical Group Inc.	23,700	424
* Zoll Medical Corp.	11,108	419
* Immunogen Inc.	38,100	418
* Luminex Corp.	18,616	413
* MWI Veterinary Supply Inc.	5,800	399
* Auxilium Pharmaceuticals Inc.	26,588	399
* Acorda Therapeutics Inc.	19,840	396
* NuVasive Inc.	22,689	387
Invacare Corp.	16,707	385
Computer Programs & Systems Inc.	5,808	384

*	CONMED Corp.	16,640	383
*	DexCom Inc.	31,556	379
*	Amsurg Corp. Class A	16,816	378
*	Vivus Inc.	45,739	369
*,^ Accretive Health Inc.		17,070	362
*	Integra LifeSciences Holdings Corp.	10,001	358
*	Exelixis Inc.	63,776	348
*	Pharmacyclics Inc.	28,009	331
*	Arthrocare Corp.	11,516	331
*	Nektar Therapeutics	67,100	325
	PDL BioPharma Inc.	57,995	322
*	Halozyme Therapeutics Inc.	52,100	320
*	Air Methods Corp.	5,000	318
	Meridian Bioscience Inc.	20,208	318
*	Rigel Pharmaceuticals Inc.	42,589	313
*	Neogen Corp.	9,003	313
*	Optimer Pharmaceuticals Inc.	22,402	310
*	Hanger Orthopedic Group Inc.	16,335	309
*	Jazz Pharmaceuticals Inc.	7,400	307
*	Medivation Inc.	17,315	294
*	Bio-Reference Labs Inc.	15,788	291
*	Abaxis Inc.	12,500	286
*	Sequenom Inc.	56,130	286
*	Akorn Inc.	36,344	284
*	NPS Pharmaceuticals Inc.	43,434	283
*,^ MannKind Corp.		73,095	277
*	Quidel Corp.	16,500	270
*	Insulet Corp.	17,700	270
*	Endologix Inc.	26,887	270
*	Omnicell Inc.	19,500	269
	Analogic Corp.	5,900	268
*	Momenta Pharmaceuticals Inc.	23,100	266
*	Greatbatch Inc.	13,157	263
*	HeartWare International Inc.	3,831	247
*	Orthofix International NV	7,101	245
*	Enzon Pharmaceuticals Inc.	34,591	244
*,^ AVANIR Pharmaceuticals Inc.		84,920	243
	Landauer Inc.	4,900	243
*	ABIOMED Inc.	21,400	236
*	Opko Health Inc.	54,477	236
*	Idenix Pharmaceuticals Inc.	47,114	235
*	Caliper Life Sciences Inc.	22,380	234
*	PharMerica Corp.	16,254	232
*	IPC The Hospitalist Co. Inc.	6,450	230
*	Emdeon Inc. Class A	12,193	229
*	Ironwood Pharmaceuticals Inc.	20,506	221
*	ICU Medical Inc.	6,000	221
*	Kindred Healthcare Inc.	25,380	219
*	OraSure Technologies Inc.	27,290	217
*	AVEO Pharmaceuticals Inc.	14,100	217
*	Merit Medical Systems Inc.	16,048	211
*	MedAssets Inc.	21,600	208
*	Medidata Solutions Inc.	12,500	206
*	Amedisys Inc.	13,234	196
*	Healthways Inc.	19,391	191
*	Neurocrine Biosciences Inc.	31,134	186
*	Corvel Corp.	4,356	185

*	Affymetrix Inc.	36,894	181
*	Savient Pharmaceuticals Inc.	43,840	180
	Universal American Corp.	17,857	180
*	Team Health Holdings Inc.	10,900	179
*,^ Neoprobe Corp.		60,397	179
*	Angiodynamics Inc.	13,293	175
*	Emergent Biosolutions Inc.	11,300	174
*	Protalix BioTherapeutics Inc.	37,800	174
*	Natus Medical Inc.	18,200	173
*	Accuray Inc.	41,900	168
*	Depomed Inc.	30,706	166
*	Spectranetics Corp.	22,996	164
*	Curis Inc.	51,720	163
*	Conceptus Inc.	15,600	163
*	Arena Pharmaceuticals Inc.	111,908	162
*,^ Oncothyreon Inc.		26,900	161
*	Emeritus Corp.	11,336	160
*	ZIOPHARM Oncology Inc.	36,200	160
*	Targacept Inc.	10,482	157
*	ExamWorks Group Inc.	15,248	155
*	Molina Healthcare Inc.	9,977	154
	Assisted Living Concepts Inc. Class A	12,088	153
*	Continucare Corp.	23,735	151
*	Geron Corp.	71,380	151
*	Spectrum Pharmaceuticals Inc.	19,700	150
*,^ Biosante Pharmaceuticals Inc.		65,615	150
*	RTI Biologics Inc.	45,363	149
*	Arqule Inc.	29,301	148
*	Ligand Pharmaceuticals Inc. Class B	10,713	147
*	Immunomedics Inc.	45,675	146
*	SonoSite Inc.	4,808	146
*	Hi-Tech Pharmacal Co. Inc.	4,313	145
*	Lexicon Pharmaceuticals Inc.	157,009	144
	US Physical Therapy Inc.	7,500	139
	Ensign Group Inc.	5,692	132
*	BioScrip Inc.	20,408	130
*	Sunrise Senior Living Inc.	27,900	129
*	Hansen Medical Inc.	38,321	127
*	Cell Therapeutics Inc.	118,485	126
*	Merge Healthcare Inc.	20,581	125
*,^ Unilife Corp.		29,548	124
*	Ardea Biosciences Inc.	7,870	123
*	Select Medical Holdings Corp.	18,410	123
*	Micromet Inc.	24,730	119
*	Symmetry Medical Inc.	15,100	117
*	Exact Sciences Corp.	17,266	114
*	Affymax Inc.	25,454	114
*	IRIS International Inc.	12,700	114
*	Progenics Pharmaceuticals Inc.	19,636	113
*	Triple-S Management Corp. Class B	6,635	111
*	Inhibitex Inc.	45,000	111
	Pain Therapeutics Inc.	23,200	110
*	Alnylam Pharmaceuticals Inc.	16,500	108
*	Dynavax Technologies Corp.	58,228	108
*	Alphatec Holdings Inc.	50,000	106
*,^ Cadence Pharmaceuticals Inc.		16,061	105
*	Kensey Nash Corp.	4,291	105

*	Medcath Corp.	7,499	104
	Atrion Corp.	500	104
*	American Dental Partners Inc.	10,709	103
*	Sangamo Biosciences Inc.	23,683	103
*	LHC Group Inc.	5,900	101
*	Corcept Therapeutics Inc.	32,027	99
*	Genomic Health Inc.	4,500	99
*	Capital Senior Living Corp.	15,700	97
*	Zalicus Inc.	97,815	96
*	Sciclone Pharmaceuticals Inc.	25,157	96
	Cantel Medical Corp.	4,500	95
*	Orexigen Therapeutics Inc.	46,338	92
*	Cytokinetics Inc.	75,925	90
*	Novavax Inc.	54,622	88
*	eResearchTechnology Inc.	19,350	86
*,^ MELA Sciences Inc.		19,288	85
*	Chelsea Therapeutics International Ltd.	22,900	84
*,^ Biolase Technology Inc.		27,395	82
*,^ Biotime Inc.		18,600	82
*	AMN Healthcare Services Inc.	20,205	81
*	CryoLife Inc.	17,900	80
*	AVI BioPharma Inc.	70,000	78
	National Healthcare Corp.	2,400	78
*	Palomar Medical Technologies Inc.	9,700	76
*	Staar Surgical Co.	9,600	75
*	Cross Country Healthcare Inc.	17,700	74
*	Gentiva Health Services Inc.	13,331	74
*	MAP Pharmaceuticals Inc.	4,999	73
	Maxygen Inc.	13,320	73
*	BioCryst Pharmaceuticals Inc.	26,100	72
	Young Innovations Inc.	2,500	71
*	Peregrine Pharmaceuticals Inc.	64,955	71
*	XenoPort Inc.	11,900	70
*	Rochester Medical Corp.	8,986	68
*	Astex Pharmaceuticals	33,900	65
*	Vical Inc.	25,915	64
*	Metabolix Inc.	13,884	61
*	SIGA Technologies Inc.	18,380	60
*	Furiex Pharmaceuticals Inc.	4,223	60
*	Columbia Laboratories Inc.	30,465	59
*	Array Biopharma Inc.	29,985	59
*	XOMA Ltd.	32,833	57
*	Transcend Services Inc.	2,500	56
*	Cerus Corp.	25,774	55
*	Chindex International Inc.	6,200	55
*	Cambrex Corp.	10,772	54
*	SurModics Inc.	5,945	54
*	Keryx Biopharmaceuticals Inc.	17,700	53
*	Medical Action Industries Inc.	10,350	52
*	PROLOR Biotech Inc.	12,763	52
*	Allos Therapeutics Inc.	28,177	52
*	Durect Corp.	31,841	51
*	Allied Healthcare International Inc.	13,317	51
*	Providence Service Corp.	4,800	51
*	Adolor Corp.	29,428	51
*	Acadia Pharmaceuticals Inc.	46,740	50
*	Synovis Life Technologies Inc.	2,995	50

*	Codexis Inc.	10,645	49
*	Harvard Bioscience Inc.	11,334	48
*	Achillion Pharmaceuticals Inc.	9,400	44
*	Anika Therapeutics Inc.	8,000	44
*	Five Star Quality Care Inc.	17,293	43
*	Nabi Biopharmaceuticals	25,371	43
*	Hooper Holmes Inc.	63,605	42
*	Delcath Systems Inc.	11,898	40
*,^ Somaxon Pharmaceuticals Inc.		42,900	38
*	Sun Healthcare Group Inc.	14,043	38
*	MedQuist Holdings Inc.	4,900	37
	Medtox Scientific Inc.	2,800	37
*	ISTA Pharmaceuticals Inc.	10,616	37
*	Almost Family Inc.	2,200	37
*	HealthStream Inc.	2,800	36
	Psychemedics Corp.	4,980	36
*	PDI Inc.	5,100	34
*,^ Apricus Biosciences Inc.		9,500	34
*	Albany Molecular Research Inc.	11,811	33
*	KV Pharmaceutical Co. Class A	24,333	33
*	Dyax Corp.	25,397	32
*,^ Cytori Therapeutics Inc.		10,800	32
*,^ Aastrom Biosciences Inc.		13,995	32
*	Santarus Inc.	11,122	31
*	Lannett Co. Inc.	8,100	31
*	Myrexis Inc.	11,168	31
*	Pozen Inc.	12,462	30
*	GTx Inc.	8,800	29
*	Solta Medical Inc.	23,447	29
*	Biospecifics Technologies Corp.	1,807	29
*	Obagi Medical Products Inc.	3,000	27
*	Osiris Therapeutics Inc.	5,258	27
*	Vanda Pharmaceuticals Inc.	5,400	27
*	Vascular Solutions Inc.	2,200	25
*	Exactech Inc.	1,758	25
*	BioMimetic Therapeutics Inc.	7,381	24
*	Enzo Biochem Inc.	9,435	24
*	Cardiovascular Systems Inc.	2,100	24
*	Pacific Biosciences of California Inc.	7,300	23
*	Stereotaxis Inc.	20,307	23
*	Skilled Healthcare Group Inc.	6,000	22
*	Orchid Cellmark Inc.	7,589	20
*	Anadys Pharmaceuticals Inc.	21,879	20
*	Cutera Inc.	2,800	20
*	Alimera Sciences Inc.	2,400	19
*	Inovio Pharmaceuticals Inc.	33,339	19
*	Metropolitan Health Networks Inc.	3,893	18
*	Strategic Diagnostics Inc.	9,612	18
*	LCA-Vision Inc.	8,112	17
*	Celldex Therapeutics Inc.	7,537	17
*	CytRx Corp.	51,700	17
*	AtriCure Inc.	1,700	17
*	Theragenics Corp.	11,916	16
*	Insmed Inc.	3,005	15
*	Anthera Pharmaceuticals Inc.	3,100	15
*	GenVec Inc.	4,749	14
*	RadNet Inc.	5,579	14

* Cynosure Inc. Class A	1,300	13
* Complete Genomics Inc.	2,200	13
* CardioNet Inc.	4,200	13
* Alliance HealthCare Services Inc.	10,800	12
* Telik Inc.	39,883	12
* Hemispherx Biopharma Inc.	35,200	11
* Infinity Pharmaceuticals Inc.	1,525	11
* ThermoGenesis Corp.	8,484	11
* Icad Inc.	21,400	10
* Repligen Corp.	2,900	9
* StemCells Inc.	4,690	9
* Synta Pharmaceuticals Corp.	2,800	9
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
* Dusa Pharmaceuticals Inc.	2,300	9
* Entremed Inc.	4,828	7
* Discovery Laboratories Inc.	3,736	7
* Cel-Sci Corp.	19,362	7
* Alexza Pharmaceuticals Inc.	5,996	7
* Vision-Sciences Inc.	3,400	6
* OncoGenex Pharmaceutical Inc.	636	6
* Mediware Information Systems	500	6
* IVAX Diagnostics Inc.	8,700	5
* Idera Pharmaceuticals Inc.	4,300	5
* Agenus Inc.	8,912	4
* AspenBio Pharma Inc.	1,200	4
* Galena Biopharma Inc.	2,936	3
* Digirad Corp.	1,200	3
* Arrowhead Research Corp.	5,498	2
* ADVENTRX Pharmaceuticals Inc.	1,416	1
* Biodel Inc.	2,000	1
Daxor Corp.	100	1
* Repros Therapeutics Inc.	175	1
* Poniard Pharmaceuticals Inc.	4,773	1
* Bovie Medical Corp.	100	—
* Palatin Technologies Inc.	160	—
		768,097
Industrials (6.4%)
General Electric Co.	5,319,851	81,075
United Technologies Corp.	436,162	30,688
3M Co.	338,648	24,312
Caterpillar Inc.	323,443	23,883
United Parcel Service Inc. Class B	370,263	23,382
Boeing Co.	351,882	21,292
Union Pacific Corp.	246,231	20,110
Honeywell International Inc.	375,263	16,478
Emerson Electric Co.	376,857	15,568
Deere & Co.	210,410	13,586
Danaher Corp.	282,960	11,867
Precision Castparts Corp.	71,947	11,185
Norfolk Southern Corp.	177,303	10,819
Lockheed Martin Corp.	148,898	10,816
CSX Corp.	552,880	10,322
FedEx Corp.	150,330	10,174
Tyco International Ltd.	235,354	9,591
Illinois Tool Works Inc.	225,647	9,387
General Dynamics Corp.	158,582	9,022
Cummins Inc.	93,590	7,643

Goodrich Corp.	62,749	7,573
Waste Management Inc.	225,953	7,357
Raytheon Co.	178,787	7,307
Northrop Grumman Corp.	139,457	7,274
Eaton Corp.	162,656	5,774
CH Robinson Worldwide Inc.	82,049	5,618
PACCAR Inc.	165,106	5,584
Parker Hannifin Corp.	81,656	5,155
Fastenal Co.	141,094	4,696
Ingersoll-Rand plc	166,497	4,677
WW Grainger Inc.	29,482	4,409
Dover Corp.	93,952	4,378
Expeditors International of Washington Inc.	106,900	4,335
Republic Services Inc. Class A	152,570	4,281
Rockwell Collins Inc.	77,710	4,100
Fluor Corp.	87,690	4,082
Rockwell Automation Inc.	72,782	4,076
Stanley Black & Decker Inc.	80,597	3,957
Cooper Industries plc	82,929	3,825
ITT Corp.	87,895	3,692
* Stericycle Inc.	41,309	3,334
L-3 Communications Holdings Inc.	53,421	3,311
Roper Industries Inc.	47,972	3,306
Joy Global Inc.	52,776	3,292
* United Continental Holdings Inc.	166,933	3,235
Southwest Airlines Co.	399,789	3,214
* Delta Air Lines Inc.	427,377	3,205
Iron Mountain Inc.	91,539	2,894
* Kansas City Southern	54,951	2,745
AMETEK Inc.	80,551	2,656
Textron Inc.	140,214	2,473
Pall Corp.	58,209	2,468
* Verisk Analytics Inc. Class A	64,902	2,257
Flowserve Corp.	28,037	2,075
* Jacobs Engineering Group Inc.	63,509	2,051
Donaldson Co. Inc.	36,651	2,008
* Quanta Services Inc.	106,182	1,995
* TransDigm Group Inc.	24,285	1,983
Pitney Bowes Inc.	103,752	1,951
Equifax Inc.	61,573	1,893
Cintas Corp.	65,598	1,846
Waste Connections Inc.	54,075	1,829
KBR Inc.	76,194	1,800
* BE Aerospace Inc.	52,835	1,749
JB Hunt Transport Services Inc.	48,168	1,740
Gardner Denver Inc.	26,808	1,704
* AGCO Corp.	47,505	1,642
Towers Watson & Co. Class A	27,352	1,635
Pentair Inc.	50,385	1,613
* IHS Inc. Class A	21,160	1,583
Dun & Bradstreet Corp.	24,889	1,525
RR Donnelley & Sons Co.	106,393	1,502
Robert Half International Inc.	70,198	1,490
Manpower Inc.	41,315	1,389
Timken Co.	41,711	1,369
Kennametal Inc.	41,307	1,352
Hubbell Inc. Class B	27,288	1,352

IDEX Corp.	42,700	1,331
MSC Industrial Direct Co. Class A	23,463	1,325
* WABCO Holdings Inc.	34,763	1,316
Wabtec Corp.	24,853	1,314
* Owens Corning	59,483	1,290
* Kirby Corp.	24,400	1,284
Masco Corp.	180,002	1,282
Avery Dennison Corp.	50,900	1,277
Snap-on Inc.	27,835	1,236
* Corrections Corp. of America	54,322	1,233
* Clean Harbors Inc.	23,938	1,228
* Hertz Global Holdings Inc.	135,526	1,206
* URS Corp.	40,531	1,202
SPX Corp.	26,383	1,195
* Copart Inc.	30,004	1,174
Lincoln Electric Holdings Inc.	40,450	1,173
* Nielsen Holdings NV	44,859	1,170
Nordson Corp.	29,318	1,165
* Sensata Technologies Holding NV	43,924	1,162
* Foster Wheeler AG	62,511	1,112
* Navistar International Corp.	34,472	1,107
* Hexcel Corp.	49,947	1,107
* Babcock & Wilcox Co.	55,940	1,094
Graco Inc.	31,558	1,077
CLARCOR Inc.	24,871	1,029
* Alaska Air Group Inc.	18,078	1,018
Covanta Holding Corp.	66,616	1,012
* Thomas & Betts Corp.	24,932	995
Carlisle Cos. Inc.	30,928	986
* Polypore International Inc.	17,308	978
Triumph Group Inc.	19,974	974
Ryder System Inc.	25,689	964
Landstar System Inc.	24,271	960
* Spirit Aerosystems Holdings Inc. Class A	59,757	953
* AECOM Technology Corp.	53,765	950
* Genesee & Wyoming Inc. Class A	19,904	926
Regal-Beloit Corp.	20,186	916
Alliant Techsystems Inc.	16,805	916
* Teledyne Technologies Inc.	18,421	900
Trinity Industries Inc.	41,735	894
Valmont Industries Inc.	11,388	888
Crane Co.	23,797	849
* Dollar Thrifty Automotive Group Inc.	14,731	829
Woodward Inc.	29,763	816
* FTI Consulting Inc.	22,042	811
* Esterline Technologies Corp.	15,417	799
* Shaw Group Inc.	36,745	799
Harsco Corp.	40,516	786
Acuity Brands Inc.	21,752	784
* Acacia Research - Acacia Technologies	21,731	782
Toro Co.	15,785	778
Alexander & Baldwin Inc.	21,014	768
* GrafTech International Ltd.	58,869	748
Mueller Industries Inc.	19,291	744
* WESCO International Inc.	21,887	734
Robbins & Myers Inc.	20,831	723
* Oshkosh Corp.	45,808	721

Actuant Corp. Class A	35,077	693
* EMCOR Group Inc.	34,016	692
UTi Worldwide Inc.	52,475	684
Brady Corp. Class A	25,401	671
* CoStar Group Inc.	12,717	661
Watsco Inc.	12,900	659
AO Smith Corp.	20,502	657
* Moog Inc. Class A	20,086	655
* Chart Industries Inc.	15,517	654
* General Cable Corp.	27,912	652
GATX Corp.	20,936	649
* Middleby Corp.	9,084	640
* Geo Group Inc.	34,473	640
Curtiss-Wright Corp.	22,168	639
* Old Dominion Freight Line Inc.	21,587	625
Con-way Inc.	27,888	617
United Stationers Inc.	22,538	614
Belden Inc.	23,687	611
* Tetra Tech Inc.	31,431	589
Lennox International Inc.	22,791	588
* Huntington Ingalls Industries Inc.	23,247	566
Rollins Inc.	30,076	563
* Terex Corp.	54,794	562
* JetBlue Airways Corp.	134,952	553
Brink's Co.	23,296	543
Corporate Executive Board Co.	17,831	531
* United Rentals Inc.	31,380	528
Applied Industrial Technologies Inc.	19,451	528
* HUB Group Inc. Class A	18,469	522
* Avis Budget Group Inc.	53,771	520
* Advisory Board Co.	7,999	516
Healthcare Services Group Inc.	31,963	516
Simpson Manufacturing Co. Inc.	20,339	507
* EnerSys	25,319	507
* MasTec Inc.	28,475	501
* AMR Corp.	167,802	497
Herman Miller Inc.	27,403	489
Mine Safety Appliances Co.	18,064	487
HNI Corp.	25,235	483
ABM Industries Inc.	25,250	481
Deluxe Corp.	25,830	480
Macquarie Infrastructure Co. LLC	21,400	480
Kaydon Corp.	16,489	473
* II-VI Inc.	26,916	471
Werner Enterprises Inc.	22,577	470
* US Airways Group Inc.	82,593	454
Barnes Group Inc.	23,457	452
* Atlas Air Worldwide Holdings Inc.	13,208	440
Manitowoc Co. Inc.	63,748	428
Knight Transportation Inc.	31,365	417
Heartland Express Inc.	27,418	372
Forward Air Corp.	14,553	370
* SYKES Enterprises Inc.	24,616	368
Watts Water Technologies Inc. Class A	13,755	367
Ameron International Corp.	4,300	365
Raven Industries Inc.	7,400	357
Interface Inc. Class A	29,690	352

*	DigitalGlobe Inc.	18,076	351
	HEICO Corp. Class A	10,382	349
	Granite Construction Inc.	18,563	348
	HEICO Corp.	7,031	346
	AAR Corp.	20,500	342
	Franklin Electric Co. Inc.	9,400	341
	Seaboard Corp.	187	337
*	Beacon Roofing Supply Inc.	20,975	335
*	EnPro Industries Inc.	11,219	333
*	Orbital Sciences Corp.	26,000	333
*	Meritor Inc.	46,859	331
	Kaman Corp.	11,651	324
*	Ceradyne Inc.	11,946	321
*	Allegiant Travel Co. Class A	6,731	317
	Armstrong World Industries Inc.	9,156	315
	ESCO Technologies Inc.	12,280	313
*	RBC Bearings Inc.	9,177	312
	Knoll Inc.	22,700	311
	Briggs & Stratton Corp.	22,996	311
*	Mobile Mini Inc.	18,800	309
	Cubic Corp.	7,900	309
*	Dycom Industries Inc.	20,091	307
	Skywest Inc.	25,900	298
*	Blount International Inc.	22,037	294
*	Huron Consulting Group Inc.	9,429	294
*	3D Systems Corp.	20,808	291
*	TrueBlue Inc.	25,504	289
*	GeoEye Inc.	10,068	285
*,^ A123 Systems Inc.		82,795	285
	American Science & Engineering Inc.	4,600	281
	Tennant Co.	7,900	279
	Titan International Inc.	18,625	279
	Lindsay Corp.	5,181	279
	Unifirst Corp.	6,100	276
	Insperity Inc.	12,400	276
*	USG Corp.	40,600	273
	Aircastle Ltd.	28,426	271
	Steelcase Inc. Class A	42,726	270
*	Higher One Holdings Inc.	16,527	269
*	Korn/Ferry International	21,101	257
*	Colfax Corp.	12,600	255
	McGrath Rentcorp	10,700	255
	Arkansas Best Corp.	15,186	245
*	Astec Industries Inc.	8,243	241
	Resources Connection Inc.	24,500	240
*	Swift Transportation Co.	36,893	238
	TAL International Group Inc.	9,390	234
*	Interline Brands Inc.	18,104	233
*	Griffon Corp.	28,390	232
*	Exponent Inc.	5,516	228
*	Navigant Consulting Inc.	24,078	223
	Tutor Perini Corp.	18,900	217
	Universal Forest Products Inc.	9,021	217
	Standex International Corp.	6,900	215
*	Amerco Inc.	3,428	214
	Albany International Corp.	11,522	210
*	Insituform Technologies Inc. Class A	18,100	210

* Rush Enterprises Inc. Class A	14,750	209
AAON Inc.	13,095	206
Gorman-Rupp Co.	8,065	199
CIRCOR International Inc.	6,700	197
* Kforce Inc.	19,807	194
* Wabash National Corp.	40,450	193
* Aerovironment Inc.	6,839	193
Sun Hydraulics Corp.	9,400	192
* Generac Holdings Inc.	10,165	191
* Force Protection Inc.	49,336	190
* EnergySolutions Inc.	53,600	189
* KAR Auction Services Inc.	15,615	189
AZZ Inc.	4,814	187
Federal Signal Corp.	41,415	183
* Altra Holdings Inc.	15,600	181
John Bean Technologies Corp.	12,600	180
Badger Meter Inc.	6,182	179
G&K Services Inc. Class A	6,939	177
Quanex Building Products Corp.	15,990	175
* CBIZ Inc.	26,523	175
Cascade Corp.	5,200	174
* Layne Christensen Co.	7,508	173
* Sauer-Danfoss Inc.	6,000	173
Mueller Water Products Inc. Class A	69,074	171
* MYR Group Inc.	9,400	166
Encore Wire Corp.	8,050	166
* Capstone Turbine Corp.	165,650	166
* Team Inc.	7,636	160
Apogee Enterprises Inc.	18,500	159
* Kadant Inc.	8,910	158
National Presto Industries Inc.	1,820	158
* H&E Equipment Services Inc.	19,093	158
Comfort Systems USA Inc.	18,300	152
* Consolidated Graphics Inc.	4,100	150
Tredegar Corp.	10,055	149
Viad Corp.	8,747	149
* Titan Machinery Inc.	8,200	147
* ICF International Inc.	7,800	147
* Taser International Inc.	34,000	147
* Trimas Corp.	9,700	144
* RSC Holdings Inc.	20,000	143
* InnerWorkings Inc.	18,129	142
* Genco Shipping & Trading Ltd.	18,108	141
Kelly Services Inc. Class A	12,200	139
US Ecology Inc.	8,900	138
Vicor Corp.	15,379	135
Heidrick & Struggles International Inc.	8,100	133
Ennis Inc.	10,009	131
* FreightCar America Inc.	9,015	130
Great Lakes Dredge & Dock Corp.	31,681	129
* Furmanite Corp.	23,697	128
* Mistras Group Inc.	7,300	128
* M&F Worldwide Corp.	5,100	126
* Pendrell Corp.	55,650	125
Houston Wire & Cable Co.	10,700	123
* Lydall Inc.	13,742	122
* Columbus McKinnon Corp.	11,137	122

*	GenCorp Inc.	27,100	122
*	Global Power Equipment Group Inc.	5,156	120
	NACCO Industries Inc. Class A	1,891	120
	Celadon Group Inc.	13,325	118
	Miller Industries Inc.	6,446	112
*	Powell Industries Inc.	3,532	109
	Alamo Group Inc.	5,242	109
*	RailAmerica Inc.	8,300	108
	Marten Transport Ltd.	6,150	106
*	GP Strategies Corp.	10,600	106
	Graham Corp.	6,300	105
*	Fuel Tech Inc.	18,000	105
*	Astronics Corp.	3,699	105
*	Metalico Inc.	26,600	104
*	APAC Customer Services Inc.	12,034	103
	Intersections Inc.	7,870	101
	Ampco-Pittsburgh Corp.	4,900	100
	LB Foster Co. Class A	4,500	100
*	Gibraltar Industries Inc.	12,200	99
	CDI Corp.	9,200	98
*	School Specialty Inc.	13,699	98
*	Sterling Construction Co. Inc.	8,700	97
*	ACCO Brands Corp.	19,708	94
*	Accuride Corp.	18,202	93
	Multi-Color Corp.	4,087	92
*	Flow International Corp.	41,300	91
*	Greenbrier Cos. Inc.	7,820	91
*	Casella Waste Systems Inc. Class A	17,181	90
*	Cenveo Inc.	30,001	90
*	Saia Inc.	8,451	89
*	American Reprographics Co.	26,456	89
	Kimball International Inc. Class B	18,264	89
	Ducommun Inc.	5,800	87
*	Perma-Fix Environmental Services	72,058	86
*	USA Truck Inc.	11,100	86
*	Standard Parking Corp.	5,500	86
*	American Superconductor Corp.	21,408	84
*	On Assignment Inc.	11,900	84
*	Odyssey Marine Exploration Inc.	34,066	84
	Primoris Services Corp.	7,977	83
	Twin Disc Inc.	3,000	80
*	PMFG Inc.	5,000	79
*	Trex Co. Inc.	4,900	79
*	Dolan Co.	8,600	77
*	LMI Aerospace Inc.	4,400	75
*	CRA International Inc.	3,678	74
	Met-Pro Corp.	8,466	73
*	FuelCell Energy Inc.	85,818	72
*	Hawaiian Holdings Inc.	17,000	72
*	Willis Lease Finance Corp.	6,189	70
*	Kratos Defense & Security Solutions Inc.	10,450	70
*	Xerium Technologies Inc.	6,700	70
*	Park-Ohio Holdings Corp.	5,800	70
*	EnerNOC Inc.	7,700	69
*	DXP Enterprises Inc.	3,600	68
*,^ Valence Technology Inc.		64,565	67
*	Commercial Vehicle Group Inc.	10,212	67

*	Air Transport Services Group Inc.	15,253	66
*	CAI International Inc.	5,600	66
	American Woodmark Corp.	5,385	65
*	Energy Recovery Inc.	21,262	64
*	Northwest Pipe Co.	3,150	64
*	Pike Electric Corp.	9,210	62
	Aceto Corp.	11,107	59
	Insteel Industries Inc.	5,800	58
	Dynamic Materials Corp.	3,700	58
*	Quality Distribution Inc.	6,326	57
*	Orion Marine Group Inc.	9,800	57
*	Hill International Inc.	12,000	56
*	Hudson Highland Group Inc.	15,075	52
	Douglas Dynamics Inc.	4,000	51
*	Michael Baker Corp.	2,659	51
*	Pacer International Inc.	13,300	50
*	Republic Airways Holdings Inc.	17,114	48
	Baltic Trading Ltd.	10,200	47
*	Key Technology Inc.	4,023	47
*	Ultralife Corp.	9,200	46
	International Shipholding Corp.	2,442	45
*	WCA Waste Corp.	9,763	41
	Schawk Inc. Class A	4,100	40
*	Active Power Inc.	31,013	40
*	Roadrunner Transportation Systems Inc.	2,900	40
*	NN Inc.	7,480	38
	Preformed Line Products Co.	823	38
	LSI Industries Inc.	6,007	37
*	PowerSecure International Inc.	7,800	37
*	PAM Transportation Services Inc.	3,663	36
*	Builders FirstSource Inc.	28,380	36
*	Tecumseh Products Co. Class A	4,923	36
*	Eagle Bulk Shipping Inc.	22,733	36
*,^ Hoku Corp.		21,400	34
*	American Railcar Industries Inc.	2,200	34
*	AT Cross Co. Class A	2,900	33
	SeaCube Container Leasing Ltd.	2,622	32
*	NCI Building Systems Inc.	4,160	31
*	SL Industries Inc.	1,850	31
*	BlueLinx Holdings Inc.	21,195	31
	Lawson Products Inc.	2,138	29
*	Orion Energy Systems Inc.	10,900	29
*	Hurco Cos. Inc.	1,400	28
*	Ameresco Inc. Class A	2,755	28
*	Innovative Solutions & Support Inc.	5,724	28
*	TRC Cos. Inc.	8,800	27
	Barrett Business Services Inc.	1,900	26
*,^ Satcon Technology Corp.		26,400	25
	LS Starrett Co. Class A	2,200	24
	Superior Uniform Group Inc.	2,008	23
	Courier Corp.	3,348	22
*	Pinnacle Airlines Corp.	7,373	22
*	UQM Technologies Inc.	10,950	18
	VSE Corp.	700	18
*	Covenant Transportation Group Inc. Class A	4,806	18
*	Magnetek Inc.	19,000	17
	Hardinge Inc.	2,000	16

*	Patriot Transportation Holding Inc.	783	16
*	Integrated Electrical Services Inc.	7,350	15
*	Broadwind Energy Inc.	46,080	15
	Standard Register Co.	5,676	14
*	Coleman Cable Inc.	1,600	14
*	Rush Enterprises Inc. Class B	1,149	13
*	Ener1 Inc.	97,240	13
*	Plug Power Inc.	7,083	13
	Virco Manufacturing	7,736	12
*	Altair Nanotechnologies Inc.	8,350	11
*	Omega Flex Inc.	810	11
*	Astronics Corp. Class B	369	10
*	Frozen Food Express Industries	4,700	9
*	Lime Energy Co.	2,627	8
*	Innotrac Corp.	5,748	8
*	Argan Inc.	800	8
	Universal Truckload Services Inc.	600	8
*	Applied Energetics Inc.	34,281	7
*	Tecumseh Products Co. Class B	1,000	7
*	Arotech Corp.	4,507	7
*	Sypris Solutions Inc.	2,100	6
*	Sparton Corp.	800	5
	Horizon Lines Inc. Class A	9,400	4
*	TBS International plc Class A	4,500	3
	Ceco Environmental Corp.	100	1
*,^ YRC Worldwide Inc.		10,992	1
			673,993
Information Technology (11.3%)
*	Apple Inc.	463,866	176,816
	International Business Machines Corp.	607,655	106,358
	Microsoft Corp.	3,806,998	94,756
*	Google Inc. Class A	126,907	65,278
	Oracle Corp.	2,030,737	58,363
	Intel Corp.	2,659,552	56,728
	Cisco Systems Inc.	2,758,996	42,737
	Qualcomm Inc.	837,473	40,726
	Hewlett-Packard Co.	1,085,500	24,369
	Visa Inc. Class A	262,546	22,505
*	EMC Corp.	1,032,279	21,668
*	eBay Inc.	586,254	17,289
	Mastercard Inc. Class A	54,506	17,287
	Accenture plc Class A	325,556	17,150
	Texas Instruments Inc.	582,753	15,530
*	Dell Inc.	850,747	12,038
	Automatic Data Processing Inc.	250,444	11,808
	Corning Inc.	786,885	9,726
*	Cognizant Technology Solutions Corp. Class A	152,499	9,562
*	Yahoo! Inc.	620,454	8,165
	Broadcom Corp. Class A	241,991	8,056
*	Salesforce.com Inc.	63,793	7,290
*	Intuit Inc.	144,228	6,842
	Applied Materials Inc.	660,885	6,840
	Motorola Solutions Inc.	153,285	6,423
*	NetApp Inc.	184,543	6,263
	TE Connectivity Ltd.	220,693	6,210
*	Symantec Corp.	379,431	6,185
*	Adobe Systems Inc.	253,566	6,129

*	Motorola Mobility Holdings Inc.	141,112	5,331
*	Citrix Systems Inc.	94,627	5,160
	Altera Corp.	161,681	5,098
	Xerox Corp.	704,395	4,910
	Western Union Co.	317,654	4,857
*	SanDisk Corp.	119,553	4,824
	Analog Devices Inc.	150,781	4,712
*	Juniper Networks Inc.	268,295	4,631
*	Teradata Corp.	84,832	4,541
	Paychex Inc.	164,011	4,325
*	Red Hat Inc.	96,907	4,095
	CA Inc.	202,959	3,939
*	Marvell Technology Group Ltd.	262,131	3,809
*	NVIDIA Corp.	302,217	3,778
	Xilinx Inc.	133,870	3,673
*	Fiserv Inc.	72,329	3,672
	Avago Technologies Ltd.	111,040	3,639
	Amphenol Corp. Class A	88,119	3,593
	Maxim Integrated Products Inc.	148,880	3,473
*	Electronic Arts Inc.	167,722	3,430
*	BMC Software Inc.	88,629	3,418
*	VMware Inc. Class A	41,835	3,363
	KLA-Tencor Corp.	84,900	3,250
*	Autodesk Inc.	116,048	3,224
	Linear Technology Corp.	114,876	3,176
	Activision Blizzard Inc.	259,714	3,091
*	Western Digital Corp.	117,393	3,019
	Fidelity National Information Services Inc.	123,905	3,013
	Microchip Technology Inc.	95,286	2,964
*	F5 Networks Inc.	41,092	2,920
*	Nuance Communications Inc.	121,684	2,477
*	Rovi Corp.	56,608	2,433
*	Alliance Data Systems Corp.	25,597	2,373
*	Lam Research Corp.	62,363	2,369
*	Varian Semiconductor Equipment Associates Inc.	38,358	2,346
	VeriSign Inc.	81,247	2,324
*	Micron Technology Inc.	453,364	2,285
*	ANSYS Inc.	46,282	2,270
	Seagate Technology plc	215,210	2,212
*	Informatica Corp.	53,763	2,202
	Harris Corp.	63,883	2,183
*	Flextronics International Ltd.	380,294	2,141
*	Equinix Inc.	23,613	2,098
	Computer Sciences Corp.	77,883	2,091
*	Trimble Navigation Ltd.	61,347	2,058
	FLIR Systems Inc.	81,167	2,033
*	Avnet Inc.	77,886	2,031
	Factset Research Systems Inc.	21,932	1,951
*	Akamai Technologies Inc.	95,007	1,889
*	TIBCO Software Inc.	82,979	1,858
*	Atmel Corp.	229,833	1,855
*	VeriFone Systems Inc.	52,144	1,826
	Solera Holdings Inc.	36,083	1,822
*	Synopsys Inc.	73,982	1,802
*	MICROS Systems Inc.	40,724	1,788
*	Rackspace Hosting Inc.	51,965	1,774
*,^ First Solar Inc.		28,029	1,772

Jabil Circuit Inc.	99,107	1,763
* SAIC Inc.	143,476	1,694
* IAC/InterActiveCorp	42,754	1,691
* Skyworks Solutions Inc.	93,745	1,682
* Polycom Inc.	88,280	1,622
* Arrow Electronics Inc.	58,350	1,621
Global Payments Inc.	40,036	1,617
* ON Semiconductor Corp.	223,168	1,600
* LSI Corp.	305,480	1,582
* Gartner Inc.	43,878	1,530
* Netlogic Microsystems Inc.	30,962	1,490
* Advanced Micro Devices Inc.	292,259	1,485
* Riverbed Technology Inc.	73,274	1,463
* Cree Inc.	54,975	1,428
Total System Services Inc.	82,412	1,395
* NCR Corp.	80,551	1,361
* Ariba Inc.	48,750	1,351
* Acme Packet Inc.	31,093	1,324
* Ingram Micro Inc.	81,140	1,309
* Cadence Design Systems Inc.	135,760	1,254
Broadridge Financial Solutions Inc.	62,174	1,252
Cypress Semiconductor Corp.	81,875	1,226
* Novellus Systems Inc.	44,823	1,222
Jack Henry & Associates Inc.	41,466	1,202
* JDS Uniphase Corp.	116,586	1,162
National Instruments Corp.	49,237	1,126
* Lexmark International Inc. Class A	39,633	1,071
InterDigital Inc.	22,745	1,059
* Teradyne Inc.	93,874	1,034
* Brocade Communications Systems Inc.	239,032	1,033
* Tech Data Corp.	23,544	1,018
* Universal Display Corp.	20,662	991
Molex Inc.	48,516	988
* NeuStar Inc. Class A	37,423	941
* Parametric Technology Corp.	59,770	919
* RF Micro Devices Inc.	138,607	879
* Zebra Technologies Corp.	28,188	872
Diebold Inc.	31,653	871
* Concur Technologies Inc.	23,208	864
* WebMD Health Corp.	28,649	864
* Aruba Networks Inc.	40,952	856
* Compuware Corp.	110,533	847
* SuccessFactors Inc.	36,285	834
DST Systems Inc.	18,916	829
ADTRAN Inc.	31,153	824
MercadoLibre Inc.	15,100	812
* Finisar Corp.	45,580	799
* Blackboard Inc.	17,783	794
* QLIK Technologies Inc.	36,511	791
* CommVault Systems Inc.	21,085	781
Tellabs Inc.	181,470	779
* Fortinet Inc.	45,932	772
* Dolby Laboratories Inc. Class A	26,921	739
* Silicon Laboratories Inc.	21,577	723
* CACI International Inc. Class A	14,400	719
* PMC - Sierra Inc.	119,279	713
* Wright Express Corp.	18,683	711

Anixter International Inc.	14,950	709
* Microsemi Corp.	44,153	706
Plantronics Inc.	24,634	701
* Aspen Technology Inc.	45,603	696
* Fairchild Semiconductor International Inc. Class A	64,119	692
* Semtech Corp.	32,794	692
* Hittite Microwave Corp.	14,115	687
* International Rectifier Corp.	36,884	687
* Rambus Inc.	49,003	686
* Viasat Inc.	20,260	675
* QLogic Corp.	52,762	669
Intersil Corp. Class A	64,387	663
* Cavium Inc.	24,280	656
* ValueClick Inc.	41,491	646
* AOL Inc.	53,556	643
* Vishay Intertechnology Inc.	76,372	638
* MEMC Electronic Materials Inc.	121,424	636
* Itron Inc.	21,488	634
j2 Global Communications Inc.	23,524	633
* IPG Photonics Corp.	14,431	627
MAXIMUS Inc.	17,787	621
* Arris Group Inc.	60,118	619
Lender Processing Services Inc.	44,539	610
* Progress Software Corp.	34,293	602
* Ultimate Software Group Inc.	12,618	590
* VistaPrint NV	21,749	588
* Convergys Corp.	62,324	585
* FEI Co.	19,362	580
* TiVo Inc.	60,750	567
* Coherent Inc.	13,192	567
* SolarWinds Inc.	25,616	564
Sapient Corp.	55,191	560
* Cymer Inc.	14,842	552
Cognex Corp.	20,342	551
MKS Instruments Inc.	25,369	551
* Ciena Corp.	48,791	546
* Taleo Corp. Class A	20,815	535
* Quest Software Inc.	32,961	523
* JDA Software Group Inc.	22,298	523
* Take-Two Interactive Software Inc.	39,800	506
* CoreLogic Inc.	47,156	503
* Veeco Instruments Inc.	20,585	502
* MicroStrategy Inc. Class A	4,401	502
Blackbaud Inc.	22,397	499
* Cirrus Logic Inc.	32,561	480
* ACI Worldwide Inc.	17,400	479
* Netgear Inc.	18,485	479
Littelfuse Inc.	11,608	467
* Mentor Graphics Corp.	48,287	465
* Plexus Corp.	20,406	462
Power Integrations Inc.	14,987	459
* Monster Worldwide Inc.	62,712	450
Fair Isaac Corp.	20,386	445
* GT Advanced Technologies Inc.	63,101	443
* Digital River Inc.	21,347	443
* Entegris Inc.	69,132	441
* Acxiom Corp.	40,767	434

* Omnivision Technologies Inc.	30,262	425
* Cardtronics Inc.	18,381	421
* Integrated Device Technology Inc.	81,716	421
* TriQuint Semiconductor Inc.	83,829	421
* Cabot Microelectronics Corp.	11,807	406
* Silicon Image Inc.	69,171	406
* Euronet Worldwide Inc.	25,100	395
Comtech Telecommunications Corp.	14,050	395
* OpenTable Inc.	8,539	393
* Tyler Technologies Inc.	15,316	387
* EchoStar Corp. Class A	17,031	385
Molex Inc. Class A	22,700	383
* Scansource Inc.	12,900	381
* Spansion Inc. Class A	31,200	381
* Benchmark Electronics Inc.	28,616	372
* Synaptics Inc.	15,440	369
Syntel Inc.	8,454	365
* Manhattan Associates Inc.	10,800	357
* Websense Inc.	20,400	353
* Advent Software Inc.	16,738	349
* Lattice Semiconductor Corp.	66,227	348
* Electronics for Imaging Inc.	25,786	347
* Checkpoint Systems Inc.	25,500	346
Heartland Payment Systems Inc.	17,536	346
Mantech International Corp. Class A	10,900	342
* Ancestry.com Inc.	14,552	342
* RightNow Technologies Inc.	10,200	337
* Insight Enterprises Inc.	21,798	330
* Ebix Inc.	22,441	330
Opnet Technologies Inc.	9,448	330
Earthlink Inc.	49,853	326
* Rogers Corp.	8,300	325
* Infinera Corp.	42,040	325
* ExlService Holdings Inc.	14,549	320
* S1 Corp.	34,762	319
* DealerTrack Holdings Inc.	20,026	314
* Diodes Inc.	17,500	314
* Tessera Technologies Inc.	26,081	311
* Sourcefire Inc.	11,632	311
AVX Corp.	26,114	310
Brooks Automation Inc.	37,538	306
* Amkor Technology Inc.	70,086	306
* Unisys Corp.	19,370	304
* FleetCor Technologies Inc.	11,572	304
* Brightpoint Inc.	32,903	303
* BroadSoft Inc.	9,962	302
* Sanmina-SCI Corp.	45,237	302
* OSI Systems Inc.	9,008	302
* Bottomline Technologies Inc.	14,900	300
* Synchronoss Technologies Inc.	12,000	299
* RealPage Inc.	13,928	285
* Constant Contact Inc.	16,431	284
* Power-One Inc.	63,057	284
Forrester Research Inc.	8,691	283
* Maxwell Technologies Inc.	14,800	272
* ATMI Inc.	17,116	271
* LivePerson Inc.	27,200	271

*	Rofin-Sinar Technologies Inc.	14,028	269
*	Blue Coat Systems Inc.	19,234	267
*	TNS Inc.	14,100	265
*	SYNNEX Corp.	10,100	265
	NIC Inc.	22,800	261
*	NetSuite Inc.	9,400	254
*	Liquidity Services Inc.	7,793	250
*	FARO Technologies Inc.	7,900	249
*	Emulex Corp.	37,759	242
*	TeleTech Holdings Inc.	15,847	242
*	Applied Micro Circuits Corp.	44,965	241
*	Sonus Networks Inc.	110,249	239
*,^ VirnetX Holding Corp.		15,800	237
*	Ceva Inc.	9,685	235
*	Dice Holdings Inc.	29,400	230
*	CSG Systems International Inc.	18,149	229
*	Accelrys Inc.	37,450	227
*	Quantum Corp.	125,300	227
*	Fabrinet	12,000	224
*	Kenexa Corp.	14,273	223
*	LogMeIn Inc.	6,700	223
*	DTS Inc.	8,900	221
	Micrel Inc.	23,235	220
*	Harmonic Inc.	51,072	218
	iGate Corp.	18,793	217
*	Kulicke & Soffa Industries Inc.	29,034	217
*	Loral Space & Communications Inc.	4,300	215
*	KIT Digital Inc.	25,600	215
	MTS Systems Corp.	6,920	212
*	Infospace Inc.	25,348	212
*	Silicon Graphics International Corp.	17,700	211
	Sycamore Networks Inc.	11,651	210
*	Formfactor Inc.	32,600	203
	Pegasystems Inc.	6,600	202
*	comScore Inc.	11,900	201
*	DG FastChannel Inc.	11,767	199
*	TTM Technologies Inc.	20,900	199
	Black Box Corp.	9,300	199
*	Standard Microsystems Corp.	10,200	198
*	Volterra Semiconductor Corp.	10,193	196
*	Freescale Semiconductor Holdings I Ltd.	17,697	195
*	Electro Scientific Industries Inc.	16,183	192
*	Intermec Inc.	29,424	192
*	Magma Design Automation Inc.	41,400	188
*	Verint Systems Inc.	7,075	186
*	Tekelec	30,711	185
*	Stratasys Inc.	10,000	185
	EPIQ Systems Inc.	14,753	185
*	SS&C Technologies Holdings Inc.	12,700	181
*	PROS Holdings Inc.	13,900	179
*	IXYS Corp.	16,393	178
*	STEC Inc.	17,447	177
	United Online Inc.	32,438	170
*	LoopNet Inc.	9,884	169
*	Monolithic Power Systems Inc.	16,615	169
*	Exar Corp.	29,471	168
*	Ixia	21,649	166

*,^ RealD Inc.		17,534	164
*	Oplink Communications Inc.	10,683	162
*	Ultratech Inc.	9,400	161
	Park Electrochemical Corp.	7,532	161
	CTS Corp.	19,600	159
*	Rudolph Technologies Inc.	23,792	159
	Keynote Systems Inc.	7,516	159
*	Newport Corp.	14,660	158
	Electro Rent Corp.	11,391	157
*	Move Inc.	105,301	153
*	Interactive Intelligence Group	5,461	148
*	Monotype Imaging Holdings Inc.	12,100	147
*	Netscout Systems Inc.	12,800	146
*	Extreme Networks	53,959	143
	Daktronics Inc.	16,518	142
*	Mercury Computer Systems Inc.	12,300	141
*	Avid Technology Inc.	18,206	141
*	LTX-Credence Corp.	26,512	140
*	Openwave Systems Inc.	89,775	140
*	QuinStreet Inc.	13,426	139
*	Entropic Communications Inc.	33,484	138
	RealNetworks Inc.	16,394	138
*	Vocus Inc.	8,232	138
*	Echelon Corp.	18,300	128
*	Anaren Inc.	6,685	128
*	Measurement Specialties Inc.	4,904	127
*	Advanced Energy Industries Inc.	14,600	126
*	Globecomm Systems Inc.	9,266	125
*	Zix Corp.	46,700	125
	Methode Electronics Inc.	16,549	123
*	IntraLinks Holdings Inc.	16,260	122
	Stamps.com Inc.	5,950	122
*	Advanced Analogic Technologies Inc.	27,848	121
*	Integrated Silicon Solution Inc.	15,300	119
*	Nanometrics Inc.	8,204	119
*	Imation Corp.	15,978	117
*	CIBER Inc.	38,126	116
	Marchex Inc. Class B	13,581	115
*	Net 1 UEPS Technologies Inc.	17,620	115
*	Internap Network Services Corp.	23,192	114
*	Limelight Networks Inc.	47,749	113
*	Actuate Corp.	20,376	112
	Rimage Corp.	8,800	111
*	Super Micro Computer Inc.	8,700	109
*	Kemet Corp.	15,220	109
*	VASCO Data Security International Inc.	20,000	102
*	SunPower Corp. Class B	13,904	102
	Cohu Inc.	10,313	102
*	Perficient Inc.	13,822	101
*	Hackett Group Inc.	26,903	100
*	Oclaro Inc.	27,445	100
	Pulse Electronics Corp.	34,169	98
*	Multi-Fineline Electronix Inc.	4,900	98
*	Powerwave Technologies Inc.	56,492	97
*	Calix Inc.	12,400	97
*	MIPS Technologies Inc. Class A	19,946	97
*,^ Wave Systems Corp. Class A		41,176	96

* Digi International Inc.	8,700	96
* PC Connection Inc.	11,814	94
* THQ Inc.	54,482	94
ModusLink Global Solutions Inc.	26,004	91
* Seachange International Inc.	11,679	90
* Westell Technologies Inc. Class A	41,100	89
* Lionbridge Technologies Inc.	35,784	88
* Sigma Designs Inc.	11,200	88
* Kopin Corp.	25,500	87
DDi Corp.	12,046	87
* Zygo Corp.	7,521	87
* XO Group Inc.	10,481	86
* Photronics Inc.	17,100	85
* Axcelis Technologies Inc.	69,283	83
* Cray Inc.	15,370	82
* Global Cash Access Holdings Inc.	31,350	80
* SciQuest Inc.	5,315	79
* Ness Technologies Inc.	10,314	79
* NVE Corp.	1,300	79
* Immersion Corp.	13,159	79
* FalconStor Software Inc.	26,858	78
QAD Inc. Class A	7,223	77
* X-Rite Inc.	20,406	76
* MoneyGram International Inc.	32,290	75
* Envestnet Inc.	7,503	75
* Saba Software Inc.	12,878	74
* Vishay Precision Group Inc.	5,618	74
* Convio Inc.	8,800	74
Renaissance Learning Inc.	4,366	73
* Symmetricom Inc.	16,836	73
* PDF Solutions Inc.	17,869	73
* Computer Task Group Inc.	6,500	73
* PC-Tel Inc.	11,702	72
* Mindspeed Technologies Inc.	13,249	69
* Rubicon Technology Inc.	6,300	69
Bel Fuse Inc. Class A	4,000	69
* OCZ Technology Group Inc.	14,100	68
* Anadigics Inc.	31,576	68
* Aviat Networks Inc.	28,777	68
Cass Information Systems Inc.	2,160	67
* Dot Hill Systems Corp.	44,031	66
* CalAmp Corp.	20,700	66
* ShoreTel Inc.	13,014	65
* Agilysys Inc.	8,900	63
* Glu Mobile Inc.	30,000	63
* Identive Group Inc.	31,300	62
* KVH Industries Inc.	7,735	61
* Pericom Semiconductor Corp.	8,250	61
* Supertex Inc.	3,456	60
Ipass Inc.	46,609	58
* Novatel Wireless Inc.	18,427	56
* ORBCOMM Inc.	21,621	55
* support.com Inc.	27,817	55
* DemandTec Inc.	8,392	55
* DSP Group Inc.	9,200	54
* Virtusa Corp.	4,000	53
* Dynamics Research Corp.	5,857	52

*	Aeroflex Holding Corp.	5,533	50
	American Software Inc. Class A	6,941	50
*	Radisys Corp.	8,178	50
*	GSI Technology Inc.	10,100	50
*	Intevac Inc.	7,100	50
*	Online Resources Corp.	19,307	49
*	Web.com Group Inc.	6,985	49
*	Emcore Corp.	46,977	47
*	Ultra Clean Holdings	10,800	46
*	TeleCommunication Systems Inc. Class A	13,167	45
	Telular Corp.	7,232	43
*	Mattson Technology Inc.	36,402	43
*	MoSys Inc.	11,414	42
*	PC Mall Inc.	7,800	41
*	Ramtron International Corp.	20,730	41
*	TeleNav Inc.	4,500	40
*	QuickLogic Corp.	17,008	40
*	PLX Technology Inc.	12,809	39
	Richardson Electronics Ltd.	2,800	38
*	Travelzoo Inc.	1,700	37
*	AXT Inc.	7,300	37
*,^ Motricity Inc.		21,602	37
*	LRAD Corp.	19,570	36
*	Network Equipment Technologies Inc.	18,500	36
*	Digimarc Corp.	1,400	36
*,^ Microvision Inc.		50,894	35
*	Opnext Inc.	26,100	33
*	LeCroy Corp.	4,000	32
*	Newtek Business Services Inc.	22,635	31
*	ID Systems Inc.	5,700	29
*	Callidus Software Inc.	6,300	29
*	GTSI Corp.	6,149	28
*	Aware Inc.	10,000	28
*	Transwitch Corp.	11,898	28
*	Trident Microsystems Inc.	52,100	27
*	Rosetta Stone Inc.	2,900	27
*	LoJack Corp.	7,969	25
*	Transact Technologies Inc.	3,076	25
*	Smith Micro Software Inc.	16,018	24
*	Autobytel Inc.	27,010	23
*	Tier Technologies Inc. Class B	6,100	23
*	Zhone Technologies Inc.	18,837	22
*	StarTek Inc.	7,800	22
	TheStreet Inc.	10,767	21
*,^ SunPower Corp. Class A		2,600	21
*	Reis Inc.	2,356	21
*	Superconductor Technologies Inc.	13,815	21
*	iGO Inc.	15,927	20
*	NCI Inc. Class A	1,700	20
*	Comverge Inc.	10,900	20
*	Viasystems Group Inc.	1,108	19
*	FSI International Inc.	9,808	19
*	Edgewater Technology Inc.	7,915	18
	Bel Fuse Inc. Class B	1,156	18
*	GSE Systems Inc.	10,195	18
*	SPS Commerce Inc.	1,100	18
*	Research Frontiers Inc.	4,700	18

Crexendo Inc.	6,000	17
* Hutchinson Technology Inc.	8,600	17
* Deltek Inc.	2,800	17
* Datalink Corp.	2,405	16
* Inphi Corp.	1,800	16
* Planar Systems Inc.	7,423	15
* ePlus Inc.	600	15
* Concurrent Computer Corp.	2,620	15
* Authentidate Holding Corp.	14,539	14
Evolving Systems Inc.	2,077	13
* Energy Conversion Devices Inc.	22,606	12
* BigBand Networks Inc.	9,130	12
* Network Engines Inc.	9,800	11
* Pervasive Software Inc.	1,800	11
* Bsquare Corp.	2,425	11
* Echo Global Logistics Inc.	800	11
* AuthenTec Inc.	3,100	10
* Pixelworks Inc.	4,533	10
QAD Inc. Class B	922	9
* Looksmart Ltd.	6,700	9
* Amtech Systems Inc.	1,000	8
* PRGX Global Inc.	1,681	8
* Meru Networks Inc.	900	7
* Presstek Inc.	10,531	7
* Ditech Networks Inc.	6,780	7
* Market Leader Inc.	3,100	7
* Ikanos Communications Inc.	7,741	7
* Lantronix Inc.	3,500	6
* Frequency Electronics Inc.	740	6
* Management Network Group Inc.	3,023	6
* Performance Technologies Inc.	2,900	6
* Wireless Telecom Group Inc.	5,909	5
* Qualstar Corp.	2,400	5
* Parkervision Inc.	4,500	4
* Selectica Inc.	1,020	4
* WebMediaBrands Inc.	6,017	4
* Rainmaker Systems Inc.	2,180	2
* Cinedigm Digital Cinema Corp. Class A	1,600	2
* Vertro Inc.	1,080	2
* Intellicheck Mobilisa Inc.	1,297	1
* Innodata Isogen Inc.	200	1
		1,204,195
Materials (2.3%)
EI du Pont de Nemours & Co.	465,996	18,626
Monsanto Co.	268,757	16,136
Newmont Mining Corp.	247,532	15,570
Freeport-McMoRan Copper & Gold Inc.	475,446	14,477
Praxair Inc.	152,547	14,260
Dow Chemical Co.	589,220	13,234
Air Products & Chemicals Inc.	106,297	8,118
Mosaic Co.	153,363	7,510
Ecolab Inc.	116,669	5,704
PPG Industries Inc.	79,423	5,612
Alcoa Inc.	532,582	5,097
Nucor Corp.	158,846	5,026
International Paper Co.	208,792	4,854
CF Industries Holdings Inc.	35,941	4,435

Sigma-Aldrich Corp.	61,302	3,788
Cliffs Natural Resources Inc.	72,868	3,729
LyondellBasell Industries NV Class A	143,393	3,503
Sherwin-Williams Co.	45,526	3,384
Celanese Corp. Class A	78,669	2,559
FMC Corp.	36,389	2,517
Eastman Chemical Co.	36,134	2,476
Ball Corp.	79,794	2,475
* Crown Holdings Inc.	79,273	2,427
Airgas Inc.	37,354	2,384
Nalco Holding Co.	65,901	2,305
International Flavors & Fragrances Inc.	40,305	2,266
MeadWestvaco Corp.	85,013	2,088
Walter Energy Inc.	31,285	1,877
Allegheny Technologies Inc.	50,443	1,866
Vulcan Materials Co.	65,721	1,811
Albemarle Corp.	43,638	1,763
Ashland Inc.	39,676	1,751
Rock-Tenn Co. Class A	35,378	1,722
Temple-Inland Inc.	54,302	1,703
Royal Gold Inc.	26,378	1,690
United States Steel Corp.	73,567	1,619
Bemis Co. Inc.	53,257	1,561
* Allied Nevada Gold Corp.	43,293	1,550
Aptargroup Inc.	34,080	1,522
Martin Marietta Materials Inc.	22,797	1,441
Valspar Corp.	46,177	1,441
Domtar Corp.	20,901	1,425
Sonoco Products Co.	50,118	1,415
Sealed Air Corp.	80,855	1,350
Reliance Steel & Aluminum Co.	37,411	1,272
* Owens-Illinois Inc.	82,757	1,251
RPM International Inc.	65,888	1,232
* WR Grace & Co.	36,870	1,228
Packaging Corp. of America	51,732	1,205
* Rockwood Holdings Inc.	33,440	1,127
Compass Minerals International Inc.	16,588	1,108
Scotts Miracle-Gro Co. Class A	23,127	1,031
Steel Dynamics Inc.	103,940	1,031
Carpenter Technology Corp.	22,085	991
* Coeur d'Alene Mines Corp.	45,058	966
* Molycorp Inc.	29,362	965
Silgan Holdings Inc.	25,658	943
Huntsman Corp.	96,626	934
NewMarket Corp.	5,920	899
Cytec Industries Inc.	23,637	831
Cabot Corp.	33,275	825
* Solutia Inc.	61,920	796
Sensient Technologies Corp.	24,317	792
* Hecla Mining Co.	145,467	780
Olin Corp.	42,051	757
* AbitibiBowater Inc.	49,462	742
Titanium Metals Corp.	45,202	677
* Intrepid Potash Inc.	26,773	666
Arch Chemicals Inc.	13,050	612
Commercial Metals Co.	59,079	562
Balchem Corp.	14,837	554

Schweitzer-Mauduit International Inc.	9,553	534
Greif Inc. Class A	11,900	510
PolyOne Corp.	47,371	507
Buckeye Technologies Inc.	20,400	492
* Chemtura Corp.	49,010	492
Globe Specialty Metals Inc.	32,724	475
Minerals Technologies Inc.	9,529	470
HB Fuller Co.	25,093	457
Schnitzer Steel Industries Inc.	12,308	453
* Stillwater Mining Co.	52,665	448
* Calgon Carbon Corp.	29,074	424
* OM Group Inc.	16,074	417
Worthington Industries Inc.	29,693	415
Innophos Holdings Inc.	10,400	415
AK Steel Holding Corp.	54,818	359
* Clearwater Paper Corp.	10,450	355
Eagle Materials Inc.	20,740	345
* Louisiana-Pacific Corp.	64,856	331
* RTI International Metals Inc.	14,101	329
Westlake Chemical Corp.	9,542	327
PH Glatfelter Co.	24,200	320
Texas Industries Inc.	9,700	308
* US Gold Corp.	70,926	284
Kaiser Aluminum Corp.	6,336	281
AMCOL International Corp.	11,600	278
* Georgia Gulf Corp.	20,104	278
* Ferro Corp.	43,686	269
Deltic Timber Corp.	4,500	269
* Innospec Inc.	10,900	264
Boise Inc.	50,287	260
A Schulman Inc.	15,190	258
* Century Aluminum Co.	28,800	257
* Kraton Performance Polymers Inc.	15,862	257
* KapStone Paper and Packaging Corp.	17,846	248
Haynes International Inc.	5,495	239
^ Gold Resource Corp.	13,206	220
Koppers Holdings Inc.	8,362	214
Stepan Co.	3,123	210
* Materion Corp.	9,100	206
* LSB Industries Inc.	6,978	200
* Horsehead Holding Corp.	26,957	200
Zep Inc.	11,856	178
* Graphic Packaging Holding Co.	51,059	176
* Paramount Gold and Silver Corp.	71,374	168
* STR Holdings Inc.	20,155	163
Wausau Paper Corp.	23,926	153
Neenah Paper Inc.	10,604	150
Kronos Worldwide Inc.	8,458	136
* Golden Minerals Co.	18,199	135
* AM Castle & Co.	11,073	121
* Noranda Aluminum Holding Corp.	13,900	116
Myers Industries Inc.	11,215	114
* Zoltek Cos. Inc.	16,934	109
Quaker Chemical Corp.	4,200	109
Olympic Steel Inc.	6,200	105
* General Moly Inc.	34,029	99
American Vanguard Corp.	8,766	98

* Mercer International Inc.	12,482	85
* Flotek Industries Inc.	17,448	82
* Omnova Solutions Inc.	22,741	81
* TPC Group Inc.	3,985	80
Hawkins Inc.	2,500	80
* Landec Corp.	12,600	67
* Spartech Corp.	18,106	58
* Senomyx Inc.	15,083	53
* Vista Gold Corp.	14,400	48
* Headwaters Inc.	29,000	42
* Universal Stainless & Alloy	1,600	41
* US Energy Corp. Wyoming	14,923	34
* Penford Corp.	5,215	27
* AEP Industries Inc.	1,000	22
* Verso Paper Corp.	8,400	14
* Metals USA Holdings Corp.	1,500	13
* Ampal American Israel Class A	25,844	9
Chase Corp.	657	7
* United States Lime & Minerals Inc.	162	6
* Nanophase Technologies Corp.	9,100	6
* Solitario Exploration & Royalty Corp.	2,278	4
		243,708
Telecommunication Services (1.8%)
AT&T Inc.	2,970,606	84,722
Verizon Communications Inc.	1,419,129	52,224
* American Tower Corp. Class A	198,803	10,696
CenturyLink Inc.	308,035	10,202
* Crown Castle International Corp.	145,707	5,926
* Sprint Nextel Corp.	1,506,430	4,579
Frontier Communications Corp.	497,636	3,041
Windstream Corp.	257,977	3,008
* NII Holdings Inc.	86,212	2,323
* SBA Communications Corp. Class A	57,532	1,984
* Level 3 Communications Inc.	875,081	1,304
* tw telecom inc Class A	72,194	1,193
* MetroPCS Communications Inc.	129,623	1,129
AboveNet Inc.	10,989	589
* Global Crossing Ltd.	17,262	413
Telephone & Data Systems Inc.	17,963	382
Telephone & Data Systems Inc. (Special Common Shares)	17,799	352
* PAETEC Holding Corp.	65,724	348
* Cincinnati Bell Inc.	109,937	340
NTELOS Holdings Corp.	16,831	298
* United States Cellular Corp.	7,149	283
* Cogent Communications Group Inc.	20,260	272
Atlantic Tele-Network Inc.	6,585	216
* Vonage Holdings Corp.	77,900	202
* Leap Wireless International Inc.	28,924	200
Consolidated Communications Holdings Inc.	10,536	190
* Premiere Global Services Inc.	27,209	175
* 8x8 Inc.	40,150	163
* General Communication Inc. Class A	19,646	161
IDT Corp. Class B	7,866	160
* Clearwire Corp. Class A	64,296	150
* Neutral Tandem Inc.	13,000	126
Shenandoah Telecommunications Co.	11,140	124
Alaska Communications Systems Group Inc.	18,871	124

USA Mobility Inc.	8,600	113
HickoryTech Corp.	10,322	99
* Iridium Communications Inc.	11,600	72
SureWest Communications	6,700	70
* Cbeyond Inc.	9,473	67
* Globalstar Inc.	109,992	45
* Towerstream Corp.	4,600	12
* FiberTower Corp.	9,204	9
		188,086
Utilities (2.4%)
Southern Co.	426,145	18,056
Dominion Resources Inc.	288,641	14,654
Exelon Corp.	332,096	14,151
Duke Energy Corp.	668,204	13,357
NextEra Energy Inc.	200,930	10,854
FirstEnergy Corp.	209,658	9,416
American Electric Power Co. Inc.	241,488	9,181
Public Service Enterprise Group Inc.	253,650	8,464
PG&E Corp.	199,477	8,440
Consolidated Edison Inc.	146,624	8,360
PPL Corp.	289,287	8,256
Progress Energy Inc.	147,659	7,637
Xcel Energy Inc.	242,957	5,999
Edison International	155,407	5,944
Entergy Corp.	89,614	5,941
Sempra Energy	114,233	5,883
DTE Energy Co.	85,413	4,187
CenterPoint Energy Inc.	204,017	4,003
Wisconsin Energy Corp.	117,876	3,688
Constellation Energy Group Inc.	95,925	3,651
Ameren Corp.	120,658	3,592
Oneok Inc.	50,972	3,366
* AES Corp.	333,686	3,257
NiSource Inc.	141,305	3,021
Northeast Utilities	88,366	2,974
American Water Works Co. Inc.	88,762	2,679
* NRG Energy Inc.	121,812	2,584
CMS Energy Corp.	127,724	2,528
SCANA Corp.	61,008	2,468
Pinnacle West Capital Corp.	54,586	2,344
OGE Energy Corp.	49,005	2,342
NSTAR	51,953	2,328
* Calpine Corp.	158,255	2,228
Alliant Energy Corp.	55,516	2,147
Pepco Holdings Inc.	113,320	2,144
ITC Holdings Corp.	25,802	1,998
Integrys Energy Group Inc.	39,241	1,908
MDU Resources Group Inc.	94,747	1,818
DPL Inc.	59,536	1,794
TECO Energy Inc.	102,761	1,760
National Fuel Gas Co.	35,836	1,744
NV Energy Inc.	118,463	1,743
AGL Resources Inc.	39,226	1,598
Questar Corp.	89,294	1,581
Aqua America Inc.	70,916	1,530
Westar Energy Inc.	57,614	1,522
UGI Corp.	56,332	1,480

	Atmos Energy Corp.			45,506	1,477
	Great Plains Energy Inc.			68,720	1,326
	Nicor Inc.			23,029	1,267
	Hawaiian Electric Industries Inc.			48,124	1,168
	Vectren Corp.			42,400	1,148
*	GenOn Energy Inc.			388,295	1,079
	Piedmont Natural Gas Co. Inc.			36,439	1,053
	Cleco Corp.			30,753	1,050
	WGL Holdings Inc.			25,763	1,007
	IDACORP Inc.			25,112	949
	Portland General Electric Co.			38,016	901
	New Jersey Resources Corp.			20,786	885
	UIL Holdings Corp.			25,472	839
	Southwest Gas Corp.			22,927	829
	South Jersey Industries Inc.			15,308	762
	Avista Corp.			29,502	704
	PNM Resources Inc.			41,423	681
	Unisource Energy Corp.			18,762	677
	El Paso Electric Co.			19,521	626
	Allete Inc.			16,660	610
	Northwest Natural Gas Co.			13,350	589
	Black Hills Corp.			18,969	581
	NorthWestern Corp.			18,183	581
	MGE Energy Inc.			11,895	484
	CH Energy Group Inc.			7,600	396
	Laclede Group Inc.			10,100	391
	California Water Service Group			20,426	362
	Empire District Electric Co.			17,500	339
	American States Water Co.			9,057	307
	Otter Tail Corp.			16,268	298
*	Dynegy Inc. Class A			54,001	222
	Central Vermont Public Service Corp.			4,430	156
	Ormat Technologies Inc.			9,113	147
	SJW Corp.			6,600	144
	Middlesex Water Co.			7,966	136
	Connecticut Water Service Inc.			5,347	134
	Chesapeake Utilities Corp.			3,175	127
	Consolidated Water Co. Ltd.			15,254	120
	York Water Co.			4,641	75
	Unitil Corp.			2,900	74
*	Cadiz Inc.			8,388	66
	Pennichuck Corp.			500	14
	Artesian Resources Corp. Class A			500	9
*	Synthesis Energy Systems Inc.			4,797	8
	RGC Resources Inc.			198	4
					255,402
Total Common Stocks (Cost $5,136,264)					6,308,181
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (28.2%)
U.S. Government Securities (14.7%)
	United States Treasury Note/Bond	4.625%	12/31/11	225	227
	United States Treasury Note/Bond	0.875%	1/31/12	100	100
	United States Treasury Note/Bond	4.750%	1/31/12	825	838
	United States Treasury Note/Bond	4.625%	2/29/12	500	509

United States Treasury Note/Bond	4.500%	3/31/12	800	817
United States Treasury Note/Bond	4.500%	4/30/12	1,200	1,230
United States Treasury Note/Bond	4.750%	5/31/12	100	103
United States Treasury Note/Bond	1.875%	6/15/12	225	228
United States Treasury Note/Bond	0.625%	6/30/12	350	351
United States Treasury Note/Bond	4.875%	6/30/12	475	492
United States Treasury Note/Bond	4.125%	8/31/12	8,200	8,493
United States Treasury Note/Bond	0.375%	9/30/12	21,095	21,135
United States Treasury Note/Bond	4.250%	9/30/12	10,650	11,078
United States Treasury Note/Bond	1.375%	10/15/12	4,425	4,479
United States Treasury Note/Bond	1.375%	11/15/12	19,140	19,391
United States Treasury Note/Bond	4.000%	11/15/12	1,800	1,876
United States Treasury Note/Bond	0.500%	11/30/12	2,625	2,634
United States Treasury Note/Bond	1.125%	12/15/12	18,525	18,728
United States Treasury Note/Bond	0.625%	12/31/12	1,470	1,478
United States Treasury Note/Bond	1.375%	1/15/13	53,950	54,734
United States Treasury Note/Bond	0.625%	1/31/13	8,800	8,848
United States Treasury Note/Bond	1.375%	2/15/13	16,050	16,296
United States Treasury Note/Bond	0.625%	2/28/13	125	126
United States Treasury Note/Bond	0.750%	3/31/13	2,725	2,746
United States Treasury Note/Bond	1.750%	4/15/13	25,375	25,950
United States Treasury Note/Bond	0.625%	4/30/13	1,100	1,107
United States Treasury Note/Bond	1.375%	5/15/13	46,825	47,659
United States Treasury Note/Bond	0.500%	5/31/13	725	728
United States Treasury Note/Bond	3.500%	5/31/13	1,250	1,317
United States Treasury Note/Bond	1.125%	6/15/13	6,475	6,568
United States Treasury Note/Bond	0.375%	6/30/13	5,485	5,497
United States Treasury Note/Bond	3.375%	6/30/13	475	501
United States Treasury Note/Bond	1.000%	7/15/13	1,150	1,165
United States Treasury Note/Bond	0.375%	7/31/13	2,865	2,871
United States Treasury Note/Bond	0.750%	8/15/13	26,650	26,883
United States Treasury Note/Bond	4.250%	8/15/13	27,450	29,474
United States Treasury Note/Bond	0.125%	8/31/13	1,200	1,197
United States Treasury Note/Bond	3.125%	8/31/13	8,475	8,933
United States Treasury Note/Bond	0.750%	9/15/13	780	787
United States Treasury Note/Bond	0.125%	9/30/13	4,500	4,489
United States Treasury Note/Bond	3.125%	9/30/13	1,735	1,833
United States Treasury Note/Bond	0.500%	10/15/13	22,450	22,538
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,594
United States Treasury Note/Bond	4.250%	11/15/13	1,735	1,879
United States Treasury Note/Bond	1.000%	1/15/14	1,875	1,903
United States Treasury Note/Bond	1.750%	1/31/14	4,675	4,828
United States Treasury Note/Bond	1.250%	2/15/14	6,300	6,434
United States Treasury Note/Bond	4.000%	2/15/14	2,125	2,308
United States Treasury Note/Bond	1.875%	2/28/14	9,050	9,377
United States Treasury Note/Bond	1.250%	3/15/14	4,275	4,368
United States Treasury Note/Bond	1.750%	3/31/14	9,225	9,541
United States Treasury Note/Bond	1.250%	4/15/14	25,775	26,343
United States Treasury Note/Bond	1.875%	4/30/14	8,200	8,514
United States Treasury Note/Bond	1.000%	5/15/14	21,230	21,565
United States Treasury Note/Bond	4.750%	5/15/14	850	947
United States Treasury Note/Bond	2.250%	5/31/14	400	420
United States Treasury Note/Bond	2.625%	6/30/14	6,550	6,948
United States Treasury Note/Bond	0.625%	7/15/14	34,225	34,444
United States Treasury Note/Bond	2.625%	7/31/14	1,850	1,965
United States Treasury Note/Bond	0.500%	8/15/14	22,350	22,416
United States Treasury Note/Bond	4.250%	8/15/14	15,900	17,641

United States Treasury Note/Bond	2.375%	8/31/14	25,150	26,572
United States Treasury Note/Bond	0.250%	9/15/14	23,400	23,294
United States Treasury Note/Bond	2.375%	9/30/14	7,200	7,616
United States Treasury Note/Bond	2.375%	10/31/14	5,500	5,824
United States Treasury Note/Bond	2.125%	11/30/14	26,300	27,664
United States Treasury Note/Bond	2.625%	12/31/14	15,485	16,547
United States Treasury Note/Bond	2.250%	1/31/15	3,500	3,701
United States Treasury Note/Bond	4.000%	2/15/15	850	948
United States Treasury Note/Bond	11.250%	2/15/15	3,175	4,313
United States Treasury Note/Bond	2.375%	2/28/15	250	266
United States Treasury Note/Bond	2.500%	3/31/15	25	27
United States Treasury Note/Bond	2.500%	4/30/15	5,125	5,476
United States Treasury Note/Bond	4.125%	5/15/15	23,850	26,876
United States Treasury Note/Bond	2.125%	5/31/15	8,200	8,656
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,680
United States Treasury Note/Bond	1.250%	9/30/15	760	777
United States Treasury Note/Bond	4.500%	11/15/15	725	837
United States Treasury Note/Bond	9.875%	11/15/15	400	550
United States Treasury Note/Bond	1.375%	11/30/15	150	154
United States Treasury Note/Bond	2.125%	12/31/15	755	799
United States Treasury Note/Bond	4.500%	2/15/16	750	870
United States Treasury Note/Bond	2.125%	2/29/16	50	53
United States Treasury Note/Bond	2.375%	3/31/16	4,675	4,996
United States Treasury Note/Bond	2.000%	4/30/16	1,320	1,389
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,711
United States Treasury Note/Bond	1.500%	7/31/16	15,425	15,852
United States Treasury Note/Bond	1.000%	8/31/16	4,650	4,665
United States Treasury Note/Bond	3.000%	8/31/16	9,325	10,256
United States Treasury Note/Bond	3.000%	9/30/16	9,975	10,972
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,695
United States Treasury Note/Bond	3.250%	12/31/16	8,050	8,971
United States Treasury Note/Bond	3.125%	1/31/17	18,720	20,753
United States Treasury Note/Bond	4.625%	2/15/17	200	237
United States Treasury Note/Bond	3.000%	2/28/17	6,525	7,195
United States Treasury Note/Bond	3.250%	3/31/17	31,150	34,771
United States Treasury Note/Bond	3.125%	4/30/17	48,600	53,961
United States Treasury Note/Bond	4.500%	5/15/17	550	652
United States Treasury Note/Bond	8.750%	5/15/17	16,050	22,783
United States Treasury Note/Bond	2.500%	6/30/17	34,800	37,448
United States Treasury Note/Bond	2.375%	7/31/17	20,250	21,639
United States Treasury Note/Bond	4.750%	8/15/17	950	1,145
United States Treasury Note/Bond	8.875%	8/15/17	7,000	10,089
United States Treasury Note/Bond	1.875%	8/31/17	12,475	12,968
United States Treasury Note/Bond	1.875%	9/30/17	18,600	19,326
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,467
United States Treasury Note/Bond	2.750%	12/31/17	16,000	17,457
United States Treasury Note/Bond	3.500%	2/15/18	750	853
United States Treasury Note/Bond	2.625%	4/30/18	11,125	12,041
United States Treasury Note/Bond	2.375%	6/30/18	20,350	21,676
United States Treasury Note/Bond	2.250%	7/31/18	2,625	2,772
United States Treasury Note/Bond	4.000%	8/15/18	4,550	5,338
United States Treasury Note/Bond	1.500%	8/31/18	5,000	5,030
United States Treasury Note/Bond	3.750%	11/15/18	805	932
United States Treasury Note/Bond	2.750%	2/15/19	75	82
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,626
United States Treasury Note/Bond	3.125%	5/15/19	1,050	1,171
United States Treasury Note/Bond	3.625%	8/15/19	9,300	10,715

United States Treasury Note/Bond	3.375%	11/15/19	46,472	52,760
United States Treasury Note/Bond	3.625%	2/15/20	8,670	10,021
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,522
United States Treasury Note/Bond	8.750%	5/15/20	25	39
United States Treasury Note/Bond	8.750%	8/15/20	8,150	12,885
United States Treasury Note/Bond	2.625%	11/15/20	9,523	10,196
United States Treasury Note/Bond	7.875%	2/15/21	19,400	29,637
United States Treasury Note/Bond	3.125%	5/15/21	1,887	2,098
United States Treasury Note/Bond	8.125%	5/15/21	490	764
United States Treasury Note/Bond	2.125%	8/15/21	41,500	42,310
United States Treasury Note/Bond	8.000%	11/15/21	770	1,204
United States Treasury Note/Bond	7.125%	2/15/23	5,600	8,463
United States Treasury Note/Bond	6.250%	8/15/23	27,875	39,809
United States Treasury Note/Bond	6.875%	8/15/25	600	921
United States Treasury Note/Bond	6.000%	2/15/26	550	789
United States Treasury Note/Bond	6.750%	8/15/26	320	492
United States Treasury Note/Bond	6.125%	11/15/27	550	813
United States Treasury Note/Bond	5.500%	8/15/28	12,445	17,433
United States Treasury Note/Bond	5.250%	11/15/28	775	1,059
United States Treasury Note/Bond	5.250%	2/15/29	5,540	7,588
United States Treasury Note/Bond	6.250%	5/15/30	5	8
United States Treasury Note/Bond	4.500%	2/15/36	670	870
United States Treasury Note/Bond	4.750%	2/15/37	3,275	4,415
United States Treasury Note/Bond	5.000%	5/15/37	7,325	10,230
United States Treasury Note/Bond	4.375%	2/15/38	11,885	15,230
United States Treasury Note/Bond	4.500%	5/15/38	5,400	7,056
United States Treasury Note/Bond	3.500%	2/15/39	805	898
United States Treasury Note/Bond	4.250%	5/15/39	75	95
United States Treasury Note/Bond	4.500%	8/15/39	21,824	28,654
United States Treasury Note/Bond	4.375%	11/15/39	22,036	28,413
United States Treasury Note/Bond	4.625%	2/15/40	17,760	23,801
United States Treasury Note/Bond	4.375%	5/15/40	1,025	1,323
United States Treasury Note/Bond	3.875%	8/15/40	6,995	8,336
United States Treasury Note/Bond	4.250%	11/15/40	3,030	3,844
United States Treasury Note/Bond	4.750%	2/15/41	25,088	34,402
United States Treasury Note/Bond	4.375%	5/15/41	16,360	21,204
United States Treasury Note/Bond	3.750%	8/15/41	500	584
				1,565,169
Agency Bonds and Notes (2.1%)
3 Ally Financial Inc.	1.750%	10/30/12	700	711
3 Ally Financial Inc.	2.200%	12/19/12	850	869
3 Citibank NA	1.750%	12/28/12	1,100	1,119
3 Citigroup Funding Inc.	1.875%	10/22/12	931	946
3 Citigroup Funding Inc.	2.250%	12/10/12	250	256
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,581
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	225	228
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	130
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	179
2 Federal Farm Credit Bank	4.500%	10/17/12	700	731
2 Federal Farm Credit Bank	1.875%	12/7/12	475	483
2 Federal Farm Credit Bank	1.750%	2/21/13	450	459
2 Federal Farm Credit Bank	1.375%	6/25/13	390	397
2 Federal Farm Credit Bank	1.125%	2/27/14	700	709
2 Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,051
2 Federal Farm Credit Bank	3.000%	9/22/14	600	641
2 Federal Farm Credit Bank	1.625%	11/19/14	400	411
2 Federal Farm Credit Bank	1.500%	11/16/15	350	357

2 Federal Farm Credit Bank	5.125%	8/25/16	925	1,092
2 Federal Farm Credit Bank	4.875%	1/17/17	850	995
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	338
2 Federal Home Loan Banks	1.500%	1/16/13	1,525	1,548
2 Federal Home Loan Banks	1.625%	3/20/13	200	204
2 Federal Home Loan Banks	1.000%	3/27/13	2,200	2,221
2 Federal Home Loan Banks	5.375%	6/14/13	250	271
2 Federal Home Loan Banks	1.875%	6/21/13	2,855	2,926
2 Federal Home Loan Banks	5.125%	8/14/13	1,115	1,213
2 Federal Home Loan Banks	4.000%	9/6/13	2,925	3,125
2 Federal Home Loan Banks	5.250%	9/13/13	1,800	1,967
2 Federal Home Loan Banks	4.500%	9/16/13	1,475	1,592
2 Federal Home Loan Banks	3.625%	10/18/13	4,200	4,471
2 Federal Home Loan Banks	3.125%	12/13/13	3,750	3,963
2 Federal Home Loan Banks	0.875%	12/27/13	8,000	8,070
2 Federal Home Loan Banks	1.375%	5/28/14	1,200	1,225
2 Federal Home Loan Banks	2.500%	6/13/14	200	210
2 Federal Home Loan Banks	5.500%	8/13/14	400	455
2 Federal Home Loan Banks	4.500%	11/14/14	200	223
2 Federal Home Loan Banks	2.750%	12/12/14	125	133
2 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,452
2 Federal Home Loan Banks	4.750%	12/16/16	875	1,024
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,067
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,820
2 Federal Home Loan Banks	5.375%	8/15/18	225	276
2 Federal Home Loan Banks	4.125%	3/13/20	2,250	2,566
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,227
2 Federal Home Loan Banks	5.625%	6/11/21	1,100	1,389
2 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,667
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,676
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	900	901
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	8,375	8,405
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	1,000	1,005
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,861
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	1,500	1,509
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	760	804
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	10,325	11,076
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	3,525	3,782
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	1,550	1,547
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,836
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,647
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,311
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,794
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,428
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,200	1,213
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	900	909
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	622
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	4,000	4,516
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,031
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,547
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,166
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,717
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	356
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,588
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,369
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,793
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,644

2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,268
2 Federal National Mortgage Assn.	0.375%	12/28/12	575	575
2 Federal National Mortgage Assn.	3.625%	2/12/13	3,550	3,707
2 Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,352
2 Federal National Mortgage Assn.	0.750%	2/26/13	1,650	1,659
2 Federal National Mortgage Assn.	4.625%	5/1/13	700	744
2 Federal National Mortgage Assn.	1.750%	5/7/13	650	664
2 Federal National Mortgage Assn.	0.500%	8/9/13	100	100
2 Federal National Mortgage Assn.	0.750%	12/18/13	1,400	1,408
2 Federal National Mortgage Assn.	5.125%	1/2/14	975	1,067
2 Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,157
2 Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,184
2 Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,450
2 Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,752
2 Federal National Mortgage Assn.	1.125%	6/27/14	625	634
2 Federal National Mortgage Assn.	0.875%	8/28/14	3,000	3,020
2 Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,244
2 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,271
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,600	1,598
2 Federal National Mortgage Assn.	2.625%	11/20/14	800	847
2 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,055
2 Federal National Mortgage Assn.	1.625%	10/26/15	4,850	4,972
2 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,512
2 Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,109
2 Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,769
2 Federal National Mortgage Assn.	1.250%	9/28/16	2,700	2,697
2 Federal National Mortgage Assn.	4.875%	12/15/16	3,975	4,680
2 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,338
2 Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,551
2 Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,672
2 Federal National Mortgage Assn.	6.625%	11/15/30	915	1,362
2 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,720
2 Financing Corp. Fico	9.800%	4/6/18	500	741
2 Financing Corp. Fico	9.650%	11/2/18	475	709
3 General Electric Capital Corp.	2.125%	12/21/12	825	843
3 General Electric Capital Corp.	2.625%	12/28/12	675	694
Israel Government AID Bond	5.500%	12/4/23	375	478
Israel Government AID Bond	5.500%	4/26/24	1,400	1,791
3 JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,430
Private Export Funding Corp.	3.050%	10/15/14	150	160
Private Export Funding Corp.	2.250%	12/15/17	200	205
Private Export Funding Corp.	4.375%	3/15/19	350	404
Private Export Funding Corp.	4.300%	12/15/21	175	201
Private Export Funding Corp.	2.800%	5/15/22	200	200
2 Tennessee Valley Authority	4.500%	4/1/18	450	524
2 Tennessee Valley Authority	3.875%	2/15/21	500	563
2 Tennessee Valley Authority	6.750%	11/1/25	100	141
2 Tennessee Valley Authority	7.125%	5/1/30	1,500	2,311
2 Tennessee Valley Authority	4.650%	6/15/35	500	586
2 Tennessee Valley Authority	5.500%	6/15/38	225	296
2 Tennessee Valley Authority	5.250%	9/15/39	425	548
2 Tennessee Valley Authority	5.375%	4/1/56	375	514
2 Tennessee Valley Authority	4.625%	9/15/60	175	211
4 US Central Federal Credit Union	1.900%	10/19/12	475	483
4 Western Corporate Federal Credit Union	1.750%	11/2/12	250	254
				219,466

Conventional Mortgage-Backed Securities (11.0%)
[2,5,6]Fannie Mae Pool		3.500%	2/1/26–4/1/41	37,196	38,685
[2,5,6]Fannie Mae Pool		4.000%	7/1/18–10/1/41	93,514	98,404
[2,5,6]Fannie Mae Pool		4.500%	5/1/18–10/1/41	96,007	102,180
[2,5,6]Fannie Mae Pool		5.000%	1/1/12–10/1/41	93,758	101,205
[2,5,6]Fannie Mae Pool		5.500%	11/1/16–11/1/41	81,685	89,197
[2,5,6]Fannie Mae Pool		6.000%	8/1/13–11/1/41	58,789	64,774
[2,5]	Fannie Mae Pool	6.500%	11/1/11–1/1/39	19,706	21,856
[2,5]	Fannie Mae Pool	7.000%	7/1/14–11/1/37	5,046	5,817
[2,5]	Fannie Mae Pool	7.500%	12/1/11–12/1/32	794	904
[2,5]	Fannie Mae Pool	8.000%	11/1/11–11/1/30	124	143
[2,5]	Fannie Mae Pool	8.500%	11/1/18–9/1/30	95	107
[2,5]	Fannie Mae Pool	9.000%	1/1/21–8/1/26	30	32
[2,5]	Fannie Mae Pool	9.500%	5/1/16–2/1/25	7	7
[2,5]	Fannie Mae Pool	10.000%	1/1/20–8/1/21	1	1
[2,5,6]Freddie Mac Gold Pool		3.500%	10/1/26–1/1/41	19,156	19,923
[2,5,6]Freddie Mac Gold Pool		4.000%	2/1/12–10/1/41	59,448	62,466
[2,5,6]Freddie Mac Gold Pool		4.500%	1/1/18–11/1/41	69,411	73,614
[2,5]	Freddie Mac Gold Pool	5.000%	10/1/11–1/1/41	62,315	67,141
[2,5,6]Freddie Mac Gold Pool		5.500%	1/1/14–10/1/41	61,641	67,243
[2,5,6]Freddie Mac Gold Pool		6.000%	3/1/12–11/1/41	38,603	42,458
[2,5]	Freddie Mac Gold Pool	6.500%	2/1/12–1/1/39	11,311	12,633
[2,5]	Freddie Mac Gold Pool	7.000%	10/1/11–12/1/38	2,642	3,047
[2,5]	Freddie Mac Gold Pool	7.500%	10/1/11–1/1/32	356	409
[2,5]	Freddie Mac Gold Pool	8.000%	6/1/12–10/1/31	406	456
[2,5]	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	52	62
[2,5]	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	40	43
[2,5]	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	5	7
[2,5]	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	6	7
[2,5]	Freddie Mac Non Gold Pool	8.500%	12/1/16	1	1
5	Ginnie Mae I Pool	3.500%	2/15/26–1/15/41	3,615	3,798
[5,6]	Ginnie Mae I Pool	4.000%	1/15/25–10/1/41	19,345	20,686
[5,6]	Ginnie Mae I Pool	4.500%	8/15/18–10/1/41	42,399	46,175
[5,6]	Ginnie Mae I Pool	5.000%	1/15/18–10/1/41	28,157	30,978
[5,6]	Ginnie Mae I Pool	5.500%	3/15/15–10/1/41	16,990	18,849
[5,6]	Ginnie Mae I Pool	6.000%	12/15/13–6/15/40	11,853	13,260
5	Ginnie Mae I Pool	6.500%	3/15/13–8/15/39	3,523	4,017
5	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,773	2,064
5	Ginnie Mae I Pool	7.500%	12/15/11–3/15/32	478	542
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	315	353
5	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	39	42
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	60	66
5	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	4	4
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
[5,6]	Ginnie Mae II Pool	4.000%	3/20/26–10/1/41	22,639	24,220
[5,6]	Ginnie Mae II Pool	4.500%	11/20/35–10/1/41	49,032	53,150
[5,6]	Ginnie Mae II Pool	5.000%	3/20/18–10/1/41	38,912	42,767
5	Ginnie Mae II Pool	5.500%	11/20/34–7/20/40	15,233	16,871
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	9,702	10,854
5	Ginnie Mae II Pool	6.500% 12/20/35–12/20/37		3,396	3,868
5	Ginnie Mae II Pool	7.000%	4/20/38	76	88
					1,165,475
Nonconventional Mortgage-Backed Securities (0.4%)
[2,5] Fannie Mae Pool		2.436%	2/1/36	236	240
[2,5] Fannie Mae Pool		2.520%	12/1/35	425	447
[2,5] Fannie Mae Pool		2.562%	1/1/35	422	446
[2,5] Fannie Mae Pool		2.578%	10/1/40	666	688

[2,5] Fannie Mae Pool	2.580%	12/1/40	524	540
[2,5] Fannie Mae Pool	2.627%	9/1/34	124	130
[2,5] Fannie Mae Pool	2.685%	11/1/33	123	131
[2,5] Fannie Mae Pool	2.800%	8/1/35	361	369
[2,5] Fannie Mae Pool	2.864%	3/1/41	688	716
[2,5] Fannie Mae Pool	2.957%	12/1/40	362	375
[2,5] Fannie Mae Pool	3.013%	3/1/41	333	347
[2,5] Fannie Mae Pool	3.104%	12/1/40	416	434
[2,5] Fannie Mae Pool	3.138%	2/1/41	425	444
[2,5] Fannie Mae Pool	3.154%	2/1/41	436	453
[2,5] Fannie Mae Pool	3.187%	12/1/40	428	448
[2,5] Fannie Mae Pool	3.201%	8/1/40	420	439
[2,5] Fannie Mae Pool	3.224%	9/1/40	480	501
[2,5] Fannie Mae Pool	3.247%	10/1/40	750	784
[2,5] Fannie Mae Pool	3.275%	11/1/40	425	444
[2,5] Fannie Mae Pool	3.300%	1/1/40	761	795
[2,5] Fannie Mae Pool	3.385%	5/1/40	343	359
[2,5] Fannie Mae Pool	3.451%	12/1/39	641	671
[2,5] Fannie Mae Pool	3.508%	5/1/40	317	333
[2,5] Fannie Mae Pool	3.529%	3/1/40	1,184	1,243
[2,5] Fannie Mae Pool	3.617%	4/1/41	609	635
[2,5] Fannie Mae Pool	3.623%	11/1/39	262	274
[2,5] Fannie Mae Pool	3.868%	12/1/35	725	768
[2,5] Fannie Mae Pool	4.500%	11/1/34	584	619
[2,5] Fannie Mae Pool	4.564%	8/1/37	549	575
[2,5] Fannie Mae Pool	4.572%	8/1/35	475	504
[2,5] Fannie Mae Pool	5.010%	12/1/33	165	176
[2,5] Fannie Mae Pool	5.056%	3/1/38	275	298
[2,5] Fannie Mae Pool	5.061%	3/1/37	420	450
[2,5] Fannie Mae Pool	5.405%	1/1/37	347	375
[2,5] Fannie Mae Pool	5.484%	3/1/37	352	368
[2,5] Fannie Mae Pool	5.655%	3/1/37	417	433
[2,5] Fannie Mae Pool	5.682%	4/1/37	115	121
[2,5] Fannie Mae Pool	5.709%	4/1/37	579	627
[2,5] Fannie Mae Pool	5.731%	12/1/37	739	823
[2,5] Fannie Mae Pool	5.736%	2/1/37	312	332
[2,5] Fannie Mae Pool	5.884%	8/1/37	340	358
[2,5] Fannie Mae Pool	5.894%	11/1/36	822	885
[2,5] Fannie Mae Pool	5.913%	6/1/36	87	94
[2,5] Fannie Mae Pool	6.259%	9/1/37	273	290
[2,5] Freddie Mac Non Gold Pool	2.109%	1/1/37	325	341
[2,5] Freddie Mac Non Gold Pool	2.477%	1/1/35	29	31
[2,5] Freddie Mac Non Gold Pool	2.487%	12/1/34	471	495
[2,5] Freddie Mac Non Gold Pool	2.507%	3/1/36	431	457
[2,5] Freddie Mac Non Gold Pool	2.563%	12/1/34	167	175
[2,5] Freddie Mac Non Gold Pool	2.635%	12/1/40	537	556
[2,5] Freddie Mac Non Gold Pool	2.703%	12/1/40	1,141	1,182
[2,5] Freddie Mac Non Gold Pool	2.780%	11/1/40	373	386
[2,5] Freddie Mac Non Gold Pool	2.829%	1/1/41	540	557
[2,5] Freddie Mac Non Gold Pool	2.983%	2/1/41	846	882
[2,5] Freddie Mac Non Gold Pool	3.087%	3/1/41	477	498
[2,5] Freddie Mac Non Gold Pool	3.155%	11/1/40	431	451
[2,5] Freddie Mac Non Gold Pool	3.296%	6/1/40	395	414
[2,5] Freddie Mac Non Gold Pool	3.335%	4/1/40	449	470
[2,5] Freddie Mac Non Gold Pool	3.352%	5/1/40	231	242
[2,5] Freddie Mac Non Gold Pool	3.450%	5/1/40	258	271
[2,5] Freddie Mac Non Gold Pool	3.577%	6/1/40	342	359

[2,5] Freddie Mac Non Gold Pool		3.603%	6/1/40	567	595
[2,5] Freddie Mac Non Gold Pool		3.616%	1/1/40	434	455
[2,5] Freddie Mac Non Gold Pool		3.672%	9/1/40	805	846
[2,5] Freddie Mac Non Gold Pool		3.979%	3/1/40	887	935
[2,5] Freddie Mac Non Gold Pool		4.608%	11/1/34	158	167
[2,5] Freddie Mac Non Gold Pool		4.617%	7/1/35	317	340
[2,5] Freddie Mac Non Gold Pool		4.725%	5/1/38	167	179
[2,5] Freddie Mac Non Gold Pool		5.044%	5/1/35	515	557
[2,5] Freddie Mac Non Gold Pool		5.165%	12/1/36	182	188
[2,5] Freddie Mac Non Gold Pool		5.362%	12/1/35	302	317
[2,5] Freddie Mac Non Gold Pool		5.413%	4/1/37	753	782
[2,5] Freddie Mac Non Gold Pool		5.426%	3/1/37	485	510
[2,5] Freddie Mac Non Gold Pool		5.506%	1/1/38	374	404
[2,5] Freddie Mac Non Gold Pool		5.507%	2/1/36	427	463
[2,5] Freddie Mac Non Gold Pool		5.543%	4/1/37	299	311
[2,5] Freddie Mac Non Gold Pool		5.571%	4/1/37	501	539
[2,5] Freddie Mac Non Gold Pool		5.699%	6/1/37	513	535
[2,5] Freddie Mac Non Gold Pool		5.727%	9/1/36	482	516
[2,5] Freddie Mac Non Gold Pool		5.751%	5/1/36	259	275
[2,5] Freddie Mac Non Gold Pool		5.785%	10/1/37	251	265
[2,5] Freddie Mac Non Gold Pool		5.829%	8/1/37	394	425
[2,5] Freddie Mac Non Gold Pool		5.855%	5/1/37	838	910
[2,5] Freddie Mac Non Gold Pool		5.891%	12/1/36	202	218
[2,5] Freddie Mac Non Gold Pool		6.070%	10/1/37	72	78
[2,5] Freddie Mac Non Gold Pool		6.385%	2/1/37	210	227
5	Ginnie Mae II Pool	2.500%	1/20/41–6/20/41	2,813	2,888
5	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	884	921
5	Ginnie Mae II Pool	3.500%	1/20/41	485	511
5	Ginnie Mae II Pool	4.000%	12/20/39	599	637
5	Ginnie Mae II Pool	4.500%	10/20/39	106	114
5	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	178	190
					44,847
Total U.S. Government and Agency Obligations (Cost $2,816,777)					2,994,957
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.050%	11/10/38	42	42
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	150	156
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	900	954
[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.234%	11/10/42	125	127
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	235	226
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.118%	7/11/43	1,107	1,120
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.921%	5/10/45	350	382
[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.956%	5/10/45	160	131
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.372%	9/10/45	600	650
[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.421%	9/10/45	10	10
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	400	437

[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.176%	10/10/45	20	20
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	1,075	1,168
[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	100	100
[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	170	156
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.414%	9/10/47	825	864
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.448%	9/10/47	125	106
[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.523%	1/15/49	125	75
[5,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.395%	2/10/51	1,400	1,539
5	Bear Stearns Commercial Mortgage
	Securities	5.704%	4/12/38	250	273
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.705%	4/12/38	250	245
5	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	575	586
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	125	101
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	275	262
5	Bear Stearns Commercial Mortgage
	Securities	5.619%	3/11/39	175	188
5	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	750	785
5	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	300	311
5	Bear Stearns Commercial Mortgage
	Securities	5.853%	6/11/40	833	847
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.905%	6/11/40	125	84
5	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	200	177
5	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	160	158
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	397	393
5	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	335	336
5	Bear Stearns Commercial Mortgage
	Securities	4.868%	11/11/41	100	88
5	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	1,075	1,191
5	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	412	415
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	335	307
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	200	162
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	962	991

5	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	300	320
5	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	850	912
[5,7] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	225	204
5	Capital Auto Receivables Asset Trust	4.680%	10/15/12	93	95
5	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	4,020
5	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	400	482
5	CDC Commercial Mortgage Trust	5.676%	11/15/30	240	240
5	Chase Issuance Trust	5.400%	7/15/15	400	433
[5,8] Cie de Financement Foncier		2.125%	4/22/13	375	373
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,194
5	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	278
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	209
5	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	201
5	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	51
[5,7] Citigroup Commercial Mortgage Trust		5.922%	3/15/49	550	611
5	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	140
5	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	83
[5,7] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	275	251
[5,7] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	850	918
[5,7] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	350	310
[5,7] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	650	711
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	600	653
[5,7] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	300	306
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	1,650	1,773
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	425	374
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	150	84
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,400	1,405
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	675	697
[5,8] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	656	707
5	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	875	902
5	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	800	848
5	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	475	514
5	Commercial Mortgage Pass Through
	Certificates	5.943%	6/10/46	555	606
[5,7] Commercial Mortgage Pass Through
	Certificates	5.968%	6/10/46	200	187
5	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	187	188
[5,7] Commercial Mortgage Pass Through
	Certificates	6.008%	12/10/49	900	974
[5,7] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	1,500	1,579

5	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	50	46
[5,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	500	532
[5,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	140	132
5	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	770	792
[5,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	80	82
[5,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	150	135
[5,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	160	135
5	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	975	1,041
5	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	52	47
5	Credit Suisse Mortgage Capital Certificates	5.594%	2/15/39	575	622
[5,7] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	175	148
[5,7] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	400	379
[5,7] Credit Suisse Mortgage Capital Certificates		5.903%	6/15/39	250	262
5	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	63
5	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	200	208
5	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	559
[5,7] CW Capital Cobalt Ltd.		6.011%	5/15/46	1,000	1,057
5	Discover Card Master Trust	5.650%	12/15/15	1,650	1,784
5	Discover Card Master Trust	5.650%	3/16/20	375	450
[5,7] First Union Commercial Mortgage Trust		6.751%	10/15/35	244	252
5	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	79	79
5	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	230
5	Ford Credit Auto Owner Trust	2.150%	6/15/15	825	848
5	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	945	973
[5,7] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	950	1,022
[5,7] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	325	303
5	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	285	300
5	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	50	50
5	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	154
5	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	80
5	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	71	72
5	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	950	1,014
5	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	76
5	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	499	513
5	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,271
5	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	133	134
5	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,105	1,164
[5,7] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	275	238
[5,7] Greenwich Capital Commercial Funding Corp.		6.074%	7/10/38	225	211
5	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	65
5	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,775	1,874
[5,7] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	100	92
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	533	539
[5,7] GS Mortgage Securities Corp. II		5.553%	4/10/38	855	902
[5,7] GS Mortgage Securities Corp. II		5.622%	4/10/38	250	230
5	GS Mortgage Securities Corp. II	5.396%	8/10/38	800	852
[5,7] GS Mortgage Securities Corp. II		3.707%	8/10/44	145	146
5	Honda Auto Receivables Owner Trust	4.880%	9/18/14	295	298
5	Honda Auto Receivables Owner Trust	1.800%	4/17/17	150	153

5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	298	306
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	150	153
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.534%	8/12/37	100	90
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	188	189
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	501	530
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	110	116
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.790%	6/12/41	600	654
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	135	135
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.496%	1/12/43	10	9
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	350	377
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.636%	12/12/44	150	139
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.685%	12/12/44	75	54
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.414%	12/15/44	175	181
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.493%	12/15/44	70	62
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	775	854
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	80	76
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	155	118
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	375	335
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	75	54
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	225	215
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	250	266
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	500	519
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.004%	6/15/49	210	221
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	1,105	1,194
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	554	559
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.098%	2/12/51	175	157
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	1,355	1,444
5	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,383
5	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	614
[5,7] LB-UBS Commercial Mortgage Trust		5.150%	4/15/30	226	245

5	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,349
5	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	119
5	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,300	1,334
5	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	260
5	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	850
[5,7] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	400	424
5	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,567
[5,7] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	1,000	1,094
5	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	96
5	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	189
5	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	300	309
5	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	222
[5,7] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	75	67
[5,7] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	150	123
[5,7] LB-UBS Commercial Mortgage Trust		6.312%	4/15/41	260	231
5	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	675	709
5	Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	788
5	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	39
5	Merrill Lynch Mortgage Trust	5.854%	5/12/39	800	871
[5,7] Merrill Lynch Mortgage Trust		5.855%	5/12/39	100	96
5	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	227
[5,7] Merrill Lynch Mortgage Trust		5.802%	8/12/43	150	107
[5,7] Merrill Lynch Mortgage Trust		5.291%	1/12/44	1,650	1,820
[5,7] Merrill Lynch Mortgage Trust		6.022%	6/12/50	1,450	1,521
[5,7] Merrill Lynch Mortgage Trust		6.022%	6/12/50	165	142
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	254
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	801
[5,7] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.706%	2/12/39	25	20
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.096%	6/12/46	900	982
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	160	148
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	1,575	1,614
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	626	635
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	150	159
5	Morgan Stanley Capital I	4.970%	4/14/40	850	891
[5,7] Morgan Stanley Capital I		5.110%	6/15/40	950	1,027
5	Morgan Stanley Capital I	5.270%	6/13/41	400	428
[5,7] Morgan Stanley Capital I		5.991%	8/12/41	110	112
5	Morgan Stanley Capital I	5.328%	11/12/41	250	269
5	Morgan Stanley Capital I	5.360%	11/12/41	375	344
[5,7] Morgan Stanley Capital I		4.840%	12/13/41	65	59
5	Morgan Stanley Capital I	4.970%	12/15/41	675	714
5	Morgan Stanley Capital I	5.168%	1/14/42	425	457
[5,7] Morgan Stanley Capital I		5.795%	6/11/42	850	945
[5,7] Morgan Stanley Capital I		5.795%	6/11/42	75	72
5	Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,457
[5,7] Morgan Stanley Capital I		5.073%	8/13/42	180	144
5	Morgan Stanley Capital I	5.230%	9/15/42	1,075	1,173
5	Morgan Stanley Capital I	5.897%	10/15/42	550	601
[5,7] Morgan Stanley Capital I		5.902%	10/15/42	200	167
[5,7] Morgan Stanley Capital I		5.902%	10/15/42	30	29
[5,7] Morgan Stanley Capital I		5.374%	11/14/42	900	976

5	Morgan Stanley Capital I	5.332%	12/15/43	350	377
[5,7] Morgan Stanley Capital I		5.598%	3/12/44	575	618
[5,7] Morgan Stanley Capital I		5.773%	7/12/44	250	252
[5,7] Morgan Stanley Capital I		5.793%	7/12/44	225	190
5	Morgan Stanley Capital I	4.660%	9/13/45	250	266
[5,7] Morgan Stanley Capital I		5.692%	4/15/49	1,100	1,144
[5,7] Morgan Stanley Capital I		5.871%	4/15/49	250	190
[5,7] Morgan Stanley Capital I		5.544%	11/12/49	275	260
5	Morgan Stanley Capital I	5.809%	12/12/49	590	638
[5,7] Morgan Stanley Capital I		6.313%	12/12/49	225	204
5	Morgan Stanley Capital I	5.090%	10/12/52	186	186
[5,7] Morgan Stanley Capital I		5.204%	10/12/52	260	250
5	Morgan Stanley Capital I	4.770%	7/15/56	170	152
5	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,425
5	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	42	42
5	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	833	860
5	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	349	356
[5,8] Northern Rock Asset Management plc		5.625%	6/22/17	500	546
5	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,415
[5,8] Royal Bank of Canada		3.125%	4/14/15	425	451
[5,7] TIAA Seasoned Commercial Mortgage Trust		5.947%	8/15/39	160	146
5	USAA Auto Owner Trust	4.710%	2/18/14	627	633
[5,7] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	150	157
[5,7] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	550	583
5	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	44	44
5	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	460	489
[5,7] Wachovia Bank Commercial Mortgage Trust		5.495%	7/15/41	850	917
5	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,220
[5,7] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	400	431
[5,7] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	75	69
5	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	380
[5,7] Wachovia Bank Commercial Mortgage Trust		5.923%	5/15/43	800	876
5	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,125
5	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	64
5	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	135
[5,7] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	850	926
[5,7] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	60	56
[5,7] Wachovia Bank Commercial Mortgage Trust		5.444%	12/15/44	1,100	1,195
[5,7] Wachovia Bank Commercial Mortgage Trust		5.494%	12/15/44	50	47
[5,7] Wachovia Bank Commercial Mortgage Trust		6.173%	6/15/45	67	64
[5,7] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	950	1,044
5	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	200	214
5	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,603
5	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	338
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $114,677)					126,464
Corporate Bonds (8.4%)
Finance (2.9%)
	Banking (1.9%)
	Abbey National Treasury Services plc	2.875%	4/25/14	175	165
	Abbey National Treasury Services plc	4.000%	4/27/16	150	137
	American Express Bank FSB	5.550%	10/17/12	375	390
	American Express Bank FSB	6.000%	9/13/17	225	254
	American Express Centurion Bank	5.550%	10/17/12	250	261
	American Express Centurion Bank	5.950%	6/12/17	75	84
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,964
	American Express Co.	7.250%	5/20/14	425	481
	American Express Co.	5.500%	9/12/16	350	394

American Express Co.	6.150%	8/28/17	225	258
American Express Co.	7.000%	3/19/18	1,000	1,184
5 American Express Co.	6.800%	9/1/66	450	433
American Express Credit Corp.	7.300%	8/20/13	1,200	1,313
American Express Credit Corp.	5.125%	8/25/14	275	298
American Express Credit Corp.	2.750%	9/15/15	575	576
Banco Santander Chile	2.875%	11/13/12	250	250
8 BanColombia SA	4.250%	1/12/16	525	512
Bank of America Corp.	4.875%	1/15/13	800	789
Bank of America Corp.	7.375%	5/15/14	1,025	1,057
Bank of America Corp.	5.125%	11/15/14	1,125	1,111
Bank of America Corp.	4.500%	4/1/15	1,250	1,183
Bank of America Corp.	5.250%	12/1/15	275	256
Bank of America Corp.	3.625%	3/17/16	275	249
Bank of America Corp.	3.750%	7/12/16	75	68
Bank of America Corp.	6.500%	8/1/16	750	744
Bank of America Corp.	5.750%	8/15/16	275	253
Bank of America Corp.	7.800%	9/15/16	300	307
Bank of America Corp.	5.625%	10/14/16	75	71
Bank of America Corp.	5.420%	3/15/17	775	674
Bank of America Corp.	6.000%	9/1/17	250	238
Bank of America Corp.	5.650%	5/1/18	3,750	3,502
Bank of America Corp.	7.625%	6/1/19	400	416
Bank of America Corp.	5.625%	7/1/20	475	437
Bank of America NA	5.300%	3/15/17	325	291
Bank of America NA	6.100%	6/15/17	350	325
Bank of America NA	6.000%	10/15/36	350	310
Bank of Montreal	2.125%	6/28/13	275	280
Bank of New York Mellon Corp.	4.950%	11/1/12	425	444
Bank of New York Mellon Corp.	4.300%	5/15/14	250	269
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,245
Bank of New York Mellon Corp.	2.500%	1/15/16	450	457
Bank of New York Mellon Corp.	5.450%	5/15/19	350	400
Bank of New York Mellon Corp.	4.600%	1/15/20	400	439
Bank of Nova Scotia	2.250%	1/22/13	375	382
Bank of Nova Scotia	2.375%	12/17/13	1,175	1,209
Bank of Nova Scotia	2.050%	10/7/15	125	126
Bank One Corp.	5.250%	1/30/13	925	959
Bank One Corp.	4.900%	4/30/15	475	495
Barclays Bank plc	2.500%	1/23/13	425	423
Barclays Bank plc	5.200%	7/10/14	1,150	1,176
Barclays Bank plc	5.000%	9/22/16	200	199
Barclays Bank plc	6.750%	5/22/19	1,200	1,311
Barclays Bank plc	5.125%	1/8/20	1,300	1,276
BB&T Corp.	3.950%	4/29/16	1,250	1,324
BB&T Corp.	6.850%	4/30/19	275	339
BBVA US Senior SAU	3.250%	5/16/14	275	258
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,730
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,066
Bear Stearns Cos. LLC	6.400%	10/2/17	300	341
Bear Stearns Cos. LLC	7.250%	2/1/18	375	440
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	800	791
BNP Paribas SA	3.250%	3/11/15	75	73
BNP Paribas SA	3.600%	2/23/16	650	634
BNP Paribas SA	5.000%	1/15/21	1,875	1,853
Branch Banking & Trust Co.	5.625%	9/15/16	100	113

	Canadian Imperial Bank of Commerce	1.450%	9/13/13	125	126
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	25	25
	Capital One Bank USA NA	8.800%	7/15/19	1,275	1,463
5	Capital One Capital III	7.686%	8/1/66	525	513
	Capital One Capital IV	6.745%	2/17/37	300	287
	Capital One Financial Corp.	2.125%	7/15/14	725	719
	Capital One Financial Corp.	5.500%	6/1/15	225	240
	Capital One Financial Corp.	3.150%	7/15/16	700	688
	Capital One Financial Corp.	6.150%	9/1/16	50	53
	Capital One Financial Corp.	5.250%	2/21/17	50	53
	Capital One Financial Corp.	6.750%	9/15/17	100	114
	Capital One Financial Corp.	4.750%	7/15/21	175	174
[5,8] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	1,700	1,950
	Citigroup Inc.	5.300%	10/17/12	1,825	1,870
	Citigroup Inc.	5.500%	4/11/13	1,825	1,878
	Citigroup Inc.	6.500%	8/19/13	500	524
	Citigroup Inc.	6.000%	12/13/13	775	812
	Citigroup Inc.	5.125%	5/5/14	100	102
	Citigroup Inc.	6.375%	8/12/14	1,500	1,587
	Citigroup Inc.	5.000%	9/15/14	3,325	3,266
	Citigroup Inc.	5.500%	10/15/14	875	909
	Citigroup Inc.	4.587%	12/15/15	825	839
	Citigroup Inc.	5.300%	1/7/16	275	286
	Citigroup Inc.	3.953%	6/15/16	250	249
	Citigroup Inc.	6.125%	11/21/17	1,075	1,151
	Citigroup Inc.	6.125%	5/15/18	1,250	1,342
	Citigroup Inc.	6.000%	10/31/33	625	538
	Citigroup Inc.	5.850%	12/11/34	50	48
	Citigroup Inc.	6.125%	8/25/36	350	297
	Citigroup Inc.	5.875%	5/29/37	225	218
	Citigroup Inc.	6.875%	3/5/38	1,375	1,476
	Citigroup Inc.	8.125%	7/15/39	1,000	1,221
	Comerica Bank	5.200%	8/22/17	300	329
	Comerica Inc.	3.000%	9/16/15	375	375
	Compass Bank	6.400%	10/1/17	150	159
	Compass Bank	5.900%	4/1/26	225	221
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	175	175
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	4.500%	1/11/21	1,425	1,537
5	Credit Suisse AG	5.860%	5/29/49	450	352
	Credit Suisse New York	5.000%	5/15/13	625	645
	Credit Suisse New York	2.200%	1/14/14	1,175	1,154
	Credit Suisse New York	5.500%	5/1/14	700	736
	Credit Suisse New York	3.500%	3/23/15	2,000	1,992
	Credit Suisse New York	6.000%	2/15/18	275	277
	Credit Suisse New York	5.300%	8/13/19	475	479
	Credit Suisse New York	5.400%	1/14/20	200	192
	Credit Suisse New York	4.375%	8/5/20	300	289
	Credit Suisse USA Inc.	5.125%	1/15/14	50	53
	Credit Suisse USA Inc.	4.875%	1/15/15	235	246
	Credit Suisse USA Inc.	5.850%	8/16/16	750	822
	Credit Suisse USA Inc.	7.125%	7/15/32	575	659
	Deutsche Bank AG	5.375%	10/12/12	1,400	1,435
	Deutsche Bank AG	4.875%	5/20/13	875	902
	Deutsche Bank AG	3.450%	3/30/15	375	373
	Deutsche Bank AG	3.250%	1/11/16	150	147

Deutsche Bank Financial LLC	5.375%	3/2/15	900	928
Discover Bank	7.000%	4/15/20	250	266
Fifth Third Bancorp	6.250%	5/1/13	675	715
Fifth Third Bancorp	8.250%	3/1/38	600	728
Fifth Third Bank	4.750%	2/1/15	325	341
First Horizon National Corp.	5.375%	12/15/15	775	785
First Niagara Financial Group Inc.	6.750%	3/19/20	75	82
First Tennessee Bank NA	5.050%	1/15/15	325	326
FleetBoston Financial Corp.	6.875%	1/15/28	600	618
Golden West Financial Corp.	4.750%	10/1/12	375	388
Goldman Sachs Capital I	6.345%	2/15/34	1,125	969
Goldman Sachs Group Inc.	5.450%	11/1/12	900	923
Goldman Sachs Group Inc.	4.750%	7/15/13	2,250	2,310
Goldman Sachs Group Inc.	5.250%	10/15/13	850	880
Goldman Sachs Group Inc.	5.150%	1/15/14	700	725
Goldman Sachs Group Inc.	6.000%	5/1/14	1,000	1,054
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,219
Goldman Sachs Group Inc.	5.125%	1/15/15	400	413
Goldman Sachs Group Inc.	5.350%	1/15/16	800	828
Goldman Sachs Group Inc.	3.625%	2/7/16	1,025	995
Goldman Sachs Group Inc.	5.750%	10/1/16	500	525
Goldman Sachs Group Inc.	5.625%	1/15/17	625	612
Goldman Sachs Group Inc.	6.250%	9/1/17	400	416
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,208
Goldman Sachs Group Inc.	6.150%	4/1/18	100	103
Goldman Sachs Group Inc.	7.500%	2/15/19	125	138
Goldman Sachs Group Inc.	5.375%	3/15/20	375	371
Goldman Sachs Group Inc.	6.000%	6/15/20	1,225	1,253
Goldman Sachs Group Inc.	5.250%	7/27/21	150	149
Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,330
Goldman Sachs Group Inc.	6.125%	2/15/33	1,790	1,799
Goldman Sachs Group Inc.	6.450%	5/1/36	450	412
Goldman Sachs Group Inc.	6.750%	10/1/37	575	525
Goldman Sachs Group Inc.	6.250%	2/1/41	950	920
8 HBOS plc	6.750%	5/21/18	425	370
HSBC Bank USA NA	4.625%	4/1/14	1,000	1,026
HSBC Bank USA NA	4.875%	8/24/20	275	258
HSBC Bank USA NA	5.875%	11/1/34	300	286
HSBC Bank USA NA	5.625%	8/15/35	625	562
HSBC Holdings plc	5.100%	4/5/21	1,095	1,136
HSBC Holdings plc	7.625%	5/17/32	400	421
HSBC Holdings plc	7.350%	11/27/32	400	428
HSBC Holdings plc	6.500%	5/2/36	100	99
HSBC Holdings plc	6.500%	9/15/37	1,000	973
HSBC Holdings plc	6.800%	6/1/38	75	75
Huntington Bancshares Inc.	7.000%	12/15/20	450	501
8 ICICI Bank Ltd.	6.625%	10/3/12	25	26
5 JP Morgan Chase Capital XVIII	6.950%	8/1/66	600	600
5 JP Morgan Chase Capital XX	6.550%	9/15/66	600	602
5 JP Morgan Chase Capital XXII	6.450%	1/15/87	650	653
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	727
JPMorgan Chase & Co.	5.375%	10/1/12	650	678
JPMorgan Chase & Co.	5.750%	1/2/13	350	366
JPMorgan Chase & Co.	4.750%	5/1/13	1,425	1,496
JPMorgan Chase & Co.	1.650%	9/30/13	265	267
JPMorgan Chase & Co.	2.050%	1/24/14	260	261
JPMorgan Chase & Co.	4.650%	6/1/14	875	929

JPMorgan Chase & Co.	5.125%	9/15/14	1,375	1,447
JPMorgan Chase & Co.	3.700%	1/20/15	325	333
JPMorgan Chase & Co.	3.400%	6/24/15	1,150	1,165
JPMorgan Chase & Co.	5.150%	10/1/15	1,025	1,081
JPMorgan Chase & Co.	6.000%	1/15/18	150	168
JPMorgan Chase & Co.	6.300%	4/23/19	2,050	2,317
JPMorgan Chase & Co.	4.400%	7/22/20	300	303
JPMorgan Chase & Co.	4.250%	10/15/20	175	174
JPMorgan Chase & Co.	4.350%	8/15/21	550	555
JPMorgan Chase & Co.	6.400%	5/15/38	1,600	1,829
JPMorgan Chase & Co.	5.500%	10/15/40	1,100	1,169
JPMorgan Chase & Co.	5.600%	7/15/41	400	414
JPMorgan Chase Bank NA	5.875%	6/13/16	725	767
KeyBank NA	5.800%	7/1/14	150	161
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	324
KeyCorp	6.500%	5/14/13	50	53
KeyCorp	5.100%	3/24/21	900	910
Lloyds TSB Bank plc	4.875%	1/21/16	350	341
Lloyds TSB Bank plc	6.375%	1/21/21	1,675	1,647
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	399
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	664
MBNA Corp.	6.125%	3/1/13	500	500
MBNA Corp.	5.000%	6/15/15	400	388
Mellon Funding Corp.	5.000%	12/1/14	250	270
Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	469
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	950
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,049
Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	122
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,207
Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	559
Merrill Lynch & Co. Inc.	5.700%	5/2/17	125	112
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	955
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,230
Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	629
Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	178
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,050	1,882
Morgan Stanley	2.875%	1/24/14	75	73
Morgan Stanley	4.750%	4/1/14	1,200	1,141
Morgan Stanley	6.000%	5/13/14	1,050	1,064
Morgan Stanley	2.875%	7/28/14	125	119
Morgan Stanley	4.200%	11/20/14	600	584
Morgan Stanley	4.100%	1/26/15	975	930
Morgan Stanley	6.000%	4/28/15	1,025	1,029
Morgan Stanley	5.375%	10/15/15	650	643
Morgan Stanley	3.450%	11/2/15	2,500	2,304
Morgan Stanley	3.800%	4/29/16	1,725	1,581
Morgan Stanley	5.750%	10/18/16	425	417
Morgan Stanley	5.450%	1/9/17	975	941
Morgan Stanley	5.550%	4/27/17	250	242
Morgan Stanley	5.950%	12/28/17	700	683
Morgan Stanley	6.625%	4/1/18	1,325	1,321
Morgan Stanley	7.300%	5/13/19	1,125	1,155
Morgan Stanley	5.625%	9/23/19	1,450	1,346
Morgan Stanley	5.500%	1/26/20	525	483
Morgan Stanley	5.500%	7/24/20	300	272
Morgan Stanley	5.750%	1/25/21	800	733

	National City Corp.	4.900%	1/15/15	500	541
5	National City Preferred Capital Trust I	12.000%	12/29/49	500	518
	Northern Trust Co.	6.500%	8/15/18	75	90
	Northern Trust Corp.	5.500%	8/15/13	100	108
	Northern Trust Corp.	4.625%	5/1/14	125	135
	PNC Bank NA	4.875%	9/21/17	525	550
	PNC Bank NA	6.000%	12/7/17	350	383
	PNC Funding Corp.	5.250%	11/15/15	250	269
	PNC Funding Corp.	6.700%	6/10/19	50	60
	PNC Funding Corp.	5.125%	2/8/20	825	913
	Royal Bank of Canada	2.100%	7/29/13	750	767
	Royal Bank of Canada	2.625%	12/15/15	600	621
	Royal Bank of Canada	2.875%	4/19/16	125	130
	Royal Bank of Scotland Group plc	6.400%	10/21/19	450	430
	Royal Bank of Scotland plc	3.400%	8/23/13	150	150
	Royal Bank of Scotland plc	3.250%	1/11/14	650	627
8	Royal Bank of Scotland plc	4.875%	8/25/14	700	700
	Royal Bank of Scotland plc	4.875%	3/16/15	1,075	1,046
	Royal Bank of Scotland plc	4.375%	3/16/16	350	335
	Royal Bank of Scotland plc	5.625%	8/24/20	725	699
	Royal Bank of Scotland plc	6.125%	1/11/21	675	668
	Santander Holdings USA Inc.	4.625%	4/19/16	450	427
	Santander UK plc	7.950%	10/26/29	400	368
	SouthTrust Corp.	5.800%	6/15/14	300	321
	Sovereign Bank	5.125%	3/15/13	250	252
[5,8] Standard Chartered plc		6.409%	12/31/49	300	254
	State Street Bank and Trust Co.	5.300%	1/15/16	300	336
	State Street Corp.	2.875%	3/7/16	350	362
	State Street Corp.	4.956%	3/15/18	200	211
	SunTrust Bank	7.250%	3/15/18	75	87
	SunTrust Banks Inc.	3.600%	4/15/16	675	680
5	SunTrust Capital VIII	6.100%	12/1/66	115	114
	Toronto-Dominion Bank	1.375%	7/14/14	170	171
	Toronto-Dominion Bank	2.500%	7/14/16	260	267
	UBS AG	2.250%	8/12/13	850	831
	UBS AG	2.250%	1/28/14	300	292
	UBS AG	7.000%	10/15/15	750	820
	UBS AG	7.375%	6/15/17	200	224
	UBS AG	5.875%	12/20/17	1,675	1,716
	UBS AG	5.750%	4/25/18	50	51
	UBS AG	4.875%	8/4/20	475	455
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	539
	Union Bank NA	5.950%	5/11/16	450	482
	UnionBanCal Corp.	5.250%	12/16/13	150	156
	US Bancorp	1.125%	10/30/13	250	249
	US Bancorp	4.200%	5/15/14	600	644
	US Bancorp	3.150%	3/4/15	100	105
	US Bancorp	3.442%	2/1/16	1,575	1,592
	US Bank NA	6.300%	2/4/14	250	276
	US Bank NA	4.950%	10/30/14	175	190
	USB Capital XIII Trust	6.625%	12/15/39	125	127
	Wachovia Bank NA	4.800%	11/1/14	500	533
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,089
	Wachovia Bank NA	5.850%	2/1/37	425	443
	Wachovia Corp.	4.875%	2/15/14	345	358
	Wachovia Corp.	5.250%	8/1/14	100	105
	Wachovia Corp.	5.625%	10/15/16	500	537

Wachovia Corp.	5.750%	6/15/17	300	338
Wachovia Corp.	5.750%	2/1/18	100	113
Wachovia Corp.	7.500%	4/15/35	150	190
Wachovia Corp.	5.500%	8/1/35	200	198
Wachovia Corp.	6.550%	10/15/35	100	114
Wells Fargo & Co.	5.250%	10/23/12	2,350	2,455
Wells Fargo & Co.	4.375%	1/31/13	275	285
Wells Fargo & Co.	4.950%	10/16/13	375	395
Wells Fargo & Co.	3.750%	10/1/14	700	738
Wells Fargo & Co.	3.625%	4/15/15	400	418
Wells Fargo & Co.	3.676%	6/15/16	250	261
Wells Fargo & Co.	5.625%	12/11/17	1,375	1,550
Wells Fargo & Co.	4.600%	4/1/21	1,425	1,519
Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,289
Wells Fargo Bank NA	5.750%	5/16/16	250	276
Wells Fargo Bank NA	5.950%	8/26/36	550	585
5 Wells Fargo Capital X	5.950%	12/1/86	425	417
5 Wells Fargo Capital XIII	7.700%	12/29/49	450	449
5 Wells Fargo Capital XV	9.750%	9/29/49	500	500
Westpac Banking Corp.	2.250%	11/19/12	475	480
Westpac Banking Corp.	1.850%	12/9/13	400	402
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,494
Westpac Banking Corp.	3.000%	8/4/15	375	379
Westpac Banking Corp.	4.875%	11/19/19	725	755

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	591
BlackRock Inc.	2.250%	12/10/12	200	203
BlackRock Inc.	3.500%	12/10/14	175	186
BlackRock Inc.	6.250%	9/15/17	300	347
BlackRock Inc.	4.250%	5/24/21	50	52
Charles Schwab Corp.	4.950%	6/1/14	625	685
Franklin Resources Inc.	2.000%	5/20/13	325	330
Franklin Resources Inc.	3.125%	5/20/15	200	206
Franklin Resources Inc.	4.625%	5/20/20	100	110
8 GFI Group Inc.	8.375%	7/19/18	75	74
Jefferies Group Inc.	5.125%	4/13/18	300	283
Jefferies Group Inc.	8.500%	7/15/19	550	602
Jefferies Group Inc.	6.875%	4/15/21	200	205
Jefferies Group Inc.	6.450%	6/8/27	475	455
Lazard Group LLC	6.850%	6/15/17	450	493
MF Global Holdings Ltd.	6.250%	8/8/16	375	357
Nomura Holdings Inc.	5.000%	3/4/15	375	396
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,020
Nomura Holdings Inc.	6.700%	3/4/20	100	116
Raymond James Financial Inc.	4.250%	4/15/16	100	102
TD Ameritrade Holding Corp.	2.950%	12/1/12	100	102
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	159
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	109

Finance Companies (0.3%)
Block Financial LLC	7.875%	1/15/13	125	130
GATX Corp.	4.750%	10/1/12	150	155
General Electric Capital Corp.	5.250%	10/19/12	3,850	4,022
General Electric Capital Corp.	2.800%	1/8/13	2,525	2,567
General Electric Capital Corp.	5.450%	1/15/13	325	341
General Electric Capital Corp.	4.800%	5/1/13	925	971

General Electric Capital Corp.	2.100%	1/7/14	125	126
General Electric Capital Corp.	5.900%	5/13/14	425	466
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,577
General Electric Capital Corp.	5.650%	6/9/14	150	164
General Electric Capital Corp.	3.750%	11/14/14	300	314
General Electric Capital Corp.	2.950%	5/9/16	325	326
General Electric Capital Corp.	5.375%	10/20/16	750	824
General Electric Capital Corp.	5.625%	9/15/17	200	218
General Electric Capital Corp.	5.625%	5/1/18	800	869
General Electric Capital Corp.	6.000%	8/7/19	625	701
General Electric Capital Corp.	5.500%	1/8/20	125	138
General Electric Capital Corp.	5.550%	5/4/20	325	361
General Electric Capital Corp.	4.375%	9/16/20	175	177
General Electric Capital Corp.	5.300%	2/11/21	275	283
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,489
General Electric Capital Corp.	5.875%	1/14/38	975	998
General Electric Capital Corp.	6.875%	1/10/39	2,775	3,193
5 General Electric Capital Corp.	6.375%	11/15/67	800	752
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	200	166
HSBC Finance Corp.	5.250%	1/15/14	650	680
HSBC Finance Corp.	5.000%	6/30/15	625	645
HSBC Finance Corp.	5.500%	1/19/16	475	494
8 HSBC Finance Corp.	6.676%	1/15/21	2,346	2,309
SLM Corp.	5.375%	1/15/13	350	350
SLM Corp.	5.000%	10/1/13	300	295
SLM Corp.	8.450%	6/15/18	800	832
SLM Corp.	8.000%	3/25/20	525	520
SLM Corp.	5.625%	8/1/33	700	568

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	96
ACE INA Holdings Inc.	5.600%	5/15/15	125	140
ACE INA Holdings Inc.	2.600%	11/23/15	125	127
ACE INA Holdings Inc.	5.900%	6/15/19	550	648
AEGON Funding Co. LLC	5.750%	12/15/20	50	56
Aegon NV	4.750%	6/1/13	75	77
Aetna Inc.	6.000%	6/15/16	400	461
Aetna Inc.	6.500%	9/15/18	175	212
Aetna Inc.	3.950%	9/1/20	75	78
Aetna Inc.	4.125%	6/1/21	175	185
Aetna Inc.	6.625%	6/15/36	200	255
Aetna Inc.	6.750%	12/15/37	150	192
Aflac Inc.	6.900%	12/17/39	75	80
Alleghany Corp.	5.625%	9/15/20	100	105
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	994
Allstate Corp.	5.000%	8/15/14	350	384
Allstate Corp.	6.125%	12/15/32	250	285
Allstate Corp.	5.550%	5/9/35	100	107
5 Allstate Corp.	6.500%	5/15/57	200	175
Allstate Corp.	6.125%	5/15/67	200	178
Alterra Finance LLC	6.250%	9/30/20	95	102
American Financial Group Inc.	9.875%	6/15/19	100	124
American International Group Inc.	4.250%	5/15/13	1,775	1,776
American International Group Inc.	5.600%	10/18/16	625	616
American International Group Inc.	5.450%	5/18/17	500	475
American International Group Inc.	6.400%	12/15/20	985	999
American International Group Inc.	6.250%	5/1/36	400	379

American International Group Inc.	6.250%	3/15/37	250	173
5 American International Group Inc.	8.175%	5/15/68	1,125	990
AON Corp.	3.500%	9/30/15	150	155
AON Corp.	5.000%	9/30/20	150	164
AON Corp.	8.205%	1/1/27	100	114
AON Corp.	6.250%	9/30/40	150	183
Arch Capital Group Ltd.	7.350%	5/1/34	375	427
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	474
Assurant Inc.	5.625%	2/15/14	200	212
Assurant Inc.	6.750%	2/15/34	400	430
AXA SA	8.600%	12/15/30	425	477
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	292
Axis Specialty Finance LLC	5.875%	6/1/20	390	401
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	275	290
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	134
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	572
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	375	395
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	25	28
Berkshire Hathaway Inc.	2.125%	2/11/13	225	229
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,444
Chubb Corp.	5.750%	5/15/18	175	206
Chubb Corp.	6.000%	5/11/37	375	445
5 Chubb Corp.	6.375%	3/29/67	250	241
CIGNA Corp.	4.375%	12/15/20	100	104
CIGNA Corp.	4.500%	3/15/21	75	78
CIGNA Corp.	6.150%	11/15/36	500	579
CIGNA Corp.	5.875%	3/15/41	100	112
Cincinnati Financial Corp.	6.125%	11/1/34	325	351
CNA Financial Corp.	6.500%	8/15/16	475	512
CNA Financial Corp.	7.350%	11/15/19	325	364
Coventry Health Care Inc.	6.300%	8/15/14	575	633
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	148
Genworth Financial Inc.	4.950%	10/1/15	125	123
Genworth Financial Inc.	8.625%	12/15/16	400	399
Genworth Financial Inc.	7.200%	2/15/21	25	22
Genworth Financial Inc.	7.625%	9/24/21	150	129
Genworth Financial Inc.	6.500%	6/15/34	425	336
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	490
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	153
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	101
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	22
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	250
Humana Inc.	8.150%	6/15/38	325	441
Lincoln National Corp.	8.750%	7/1/19	175	208
Lincoln National Corp.	6.150%	4/7/36	350	338
Lincoln National Corp.	7.000%	6/15/40	150	159
5 Lincoln National Corp.	7.000%	5/17/66	500	433
Loews Corp.	6.000%	2/1/35	200	219
Manulife Financial Corp.	3.400%	9/17/15	400	408
Manulife Financial Corp.	4.900%	9/17/20	475	489
Markel Corp.	7.125%	9/30/19	125	146
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	736
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	280	295
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	110
MetLife Inc.	2.375%	2/6/14	225	227
MetLife Inc.	5.000%	6/15/15	1,000	1,098
MetLife Inc.	4.750%	2/8/21	275	285

MetLife Inc.	6.375%	6/15/34	375	432
MetLife Inc.	5.875%	2/6/41	335	364
5 MetLife Inc.	6.400%	12/15/66	400	346
8 Metropolitan Life Global Funding I	5.125%	6/10/14	450	487
OneBeacon US Holdings Inc.	5.875%	5/15/13	44	46
PartnerRe Finance B LLC	5.500%	6/1/20	200	207
Principal Financial Group Inc.	7.875%	5/15/14	225	256
Principal Financial Group Inc.	6.050%	10/15/36	250	269
Principal Life Income Funding Trusts	5.300%	12/14/12	100	104
Principal Life Income Funding Trusts	5.100%	4/15/14	475	509
Progressive Corp.	6.625%	3/1/29	150	189
5 Progressive Corp.	6.700%	6/15/67	425	419
Protective Life Corp.	7.375%	10/15/19	100	111
Protective Life Corp.	8.450%	10/15/39	175	203
Prudential Financial Inc.	5.150%	1/15/13	75	78
Prudential Financial Inc.	4.750%	4/1/14	425	447
Prudential Financial Inc.	5.100%	9/20/14	750	794
Prudential Financial Inc.	6.200%	1/15/15	100	109
Prudential Financial Inc.	5.500%	3/15/16	50	54
Prudential Financial Inc.	6.000%	12/1/17	100	107
Prudential Financial Inc.	7.375%	6/15/19	250	297
Prudential Financial Inc.	5.375%	6/21/20	225	240
Prudential Financial Inc.	5.750%	7/15/33	200	203
Prudential Financial Inc.	5.400%	6/13/35	150	144
Prudential Financial Inc.	5.900%	3/17/36	325	330
Prudential Financial Inc.	5.700%	12/14/36	550	537
Prudential Financial Inc.	6.625%	6/21/40	125	136
Prudential Financial Inc.	6.200%	11/15/40	125	129
5 Reinsurance Group of America Inc.	6.750%	12/15/65	325	283
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	547
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	210
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	615
Torchmark Corp.	6.375%	6/15/16	425	472
Transatlantic Holdings Inc.	8.000%	11/30/39	625	756
Travelers Cos. Inc.	6.250%	6/20/16	100	117
Travelers Cos. Inc.	5.800%	5/15/18	775	896
Travelers Cos. Inc.	5.350%	11/1/40	25	27
UnitedHealth Group Inc.	5.000%	8/15/14	650	713
UnitedHealth Group Inc.	4.875%	3/15/15	250	276
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,007
UnitedHealth Group Inc.	6.000%	2/15/18	425	506
UnitedHealth Group Inc.	6.500%	6/15/37	200	248
UnitedHealth Group Inc.	6.625%	11/15/37	325	410
UnitedHealth Group Inc.	6.875%	2/15/38	650	850
Unum Group	7.125%	9/30/16	175	200
Unum Group	5.625%	9/15/20	50	53
Validus Holdings Ltd.	8.875%	1/26/40	150	166
WellPoint Inc.	6.000%	2/15/14	525	574
WellPoint Inc.	5.250%	1/15/16	125	139
WellPoint Inc.	5.875%	6/15/17	500	571
WellPoint Inc.	5.950%	12/15/34	100	118
WellPoint Inc.	5.850%	1/15/36	150	172
WellPoint Inc.	6.375%	6/15/37	425	519
Willis North America Inc.	6.200%	3/28/17	300	328
Willis North America Inc.	7.000%	9/29/19	700	796
WR Berkley Corp.	5.375%	9/15/20	50	52
XL Group Ltd.	5.750%	10/1/21	400	398

XL Group plc	6.375%	11/15/24	100	107

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	590
CME Group Inc.	5.750%	2/15/14	200	220
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	153
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	174
NYSE Euronext	4.800%	6/28/13	220	233
ORIX Corp.	5.000%	1/12/16	245	253
XTRA Finance Corp.	5.150%	4/1/17	575	649

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	5.750%	9/15/16	100	112
Boston Properties LP	5.625%	11/15/20	325	356
Boston Properties LP	4.125%	5/15/21	50	49
Brandywine Operating Partnership LP	5.400%	11/1/14	225	235
Brandywine Operating Partnership LP	7.500%	5/15/15	125	136
Brandywine Operating Partnership LP	6.000%	4/1/16	525	553
Camden Property Trust	5.700%	5/15/17	25	27
CommonWealth REIT	6.250%	8/15/16	700	747
Digital Realty Trust LP	4.500%	7/15/15	75	76
Digital Realty Trust LP	5.250%	3/15/21	780	777
Duke Realty LP	6.250%	5/15/13	350	367
Duke Realty LP	5.950%	2/15/17	200	212
Duke Realty LP	8.250%	8/15/19	125	144
Duke Realty LP	6.750%	3/15/20	250	260
ERP Operating LP	5.250%	9/15/14	350	377
ERP Operating LP	5.375%	8/1/16	275	300
HCP Inc.	2.700%	2/1/14	350	346
HCP Inc.	3.750%	2/1/16	1,300	1,280
HCP Inc.	6.300%	9/15/16	300	325
HCP Inc.	5.625%	5/1/17	25	26
HCP Inc.	5.375%	2/1/21	75	75
HCP Inc.	6.750%	2/1/41	175	186
Health Care REIT Inc.	3.625%	3/15/16	100	98
Health Care REIT Inc.	6.200%	6/1/16	325	350
Health Care REIT Inc.	6.125%	4/15/20	100	103
Health Care REIT Inc.	4.950%	1/15/21	175	170
Health Care REIT Inc.	5.250%	1/15/22	300	285
Health Care REIT Inc.	6.500%	3/15/41	75	72
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	245
Hospitality Properties Trust	5.125%	2/15/15	500	510
Kilroy Realty LP	5.000%	11/3/15	150	155
Kilroy Realty LP	4.800%	7/15/18	800	773
Kimco Realty Corp.	5.783%	3/15/16	125	135
Kimco Realty Corp.	6.875%	10/1/19	50	57
Liberty Property LP	5.125%	3/2/15	375	404
Mack-Cali Realty LP	7.750%	8/15/19	100	119
National Retail Properties Inc.	6.875%	10/15/17	25	28
Nationwide Health Properties Inc.	6.250%	2/1/13	375	392
ProLogis LP	4.500%	8/15/17	75	71
ProLogis LP	7.375%	10/30/19	50	54
ProLogis LP	6.625%	12/1/19	100	106
ProLogis LP	6.875%	3/15/20	300	317
Realty Income Corp.	6.750%	8/15/19	525	604
Regency Centers LP	5.250%	8/1/15	75	81
Senior Housing Properties Trust	4.300%	1/15/16	75	74

Simon Property Group LP	6.750%	5/15/14	425	477
Simon Property Group LP	5.750%	12/1/15	325	360
Simon Property Group LP	5.250%	12/1/16	200	216
Simon Property Group LP	5.875%	3/1/17	650	732
Simon Property Group LP	6.125%	5/30/18	325	367
Simon Property Group LP	5.650%	2/1/20	125	138
Simon Property Group LP	6.750%	2/1/40	300	363
Tanger Properties LP	6.150%	11/15/15	400	443
UDR Inc.	4.250%	6/1/18	50	51
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	241
				307,672
Industrial (4.5%)
Basic Industry (0.4%)
Air Products & Chemicals Inc.	2.000%	8/2/16	275	280
Airgas Inc.	4.500%	9/15/14	100	106
Airgas Inc.	3.250%	10/1/15	225	232
Albemarle Corp.	4.500%	12/15/20	50	54
Alcoa Inc.	6.150%	8/15/20	1,000	1,013
Alcoa Inc.	5.400%	4/15/21	850	810
Alcoa Inc.	5.900%	2/1/27	275	267
Alcoa Inc.	6.750%	1/15/28	500	524
Allegheny Technologies Inc.	9.375%	6/1/19	450	562
AngloGold Ashanti Holdings plc	5.375%	4/15/20	75	75
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	98
ArcelorMittal	5.375%	6/1/13	925	952
ArcelorMittal	9.000%	2/15/15	50	55
ArcelorMittal	3.750%	8/5/15	125	118
ArcelorMittal	3.750%	3/1/16	125	117
ArcelorMittal	6.125%	6/1/18	425	412
ArcelorMittal	9.850%	6/1/19	275	314
ArcelorMittal	5.250%	8/5/20	150	137
ArcelorMittal	5.500%	3/1/21	100	90
ArcelorMittal	7.000%	10/15/39	1,400	1,246
ArcelorMittal	6.750%	3/1/41	675	582
Barrick Gold Corp.	1.750%	5/30/14	50	50
Barrick Gold Corp.	2.900%	5/30/16	225	228
Barrick Gold Corp.	6.950%	4/1/19	350	425
Barrick Gold Finance Co.	4.875%	11/15/14	825	902
Barrick North America Finance LLC	6.800%	9/15/18	25	31
Barrick North America Finance LLC	4.400%	5/30/21	225	230
Barrick North America Finance LLC	7.500%	9/15/38	25	34
Barrick North America Finance LLC	5.700%	5/30/41	250	266
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	542
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	303
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	397
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	305
Carpenter Technology Corp.	5.200%	7/15/21	575	572
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	825
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	53
Cliffs Natural Resources Inc.	4.875%	4/1/21	550	530
Cliffs Natural Resources Inc.	6.250%	10/1/40	375	369
Commercial Metals Co.	6.500%	7/15/17	175	183
Cytec Industries Inc.	8.950%	7/1/17	75	95
Dow Chemical Co.	6.000%	10/1/12	50	52
Dow Chemical Co.	7.600%	5/15/14	650	740
Dow Chemical Co.	5.900%	2/15/15	750	828

Dow Chemical Co.	2.500%	2/15/16	250	246
Dow Chemical Co.	5.700%	5/15/18	100	111
Dow Chemical Co.	4.250%	11/15/20	2,010	2,012
Dow Chemical Co.	7.375%	11/1/29	100	123
Dow Chemical Co.	9.400%	5/15/39	350	530
Eastman Chemical Co.	3.000%	12/15/15	400	409
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	131
EI du Pont de Nemours & Co.	1.750%	3/25/14	375	384
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	394
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	336
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	338
EI du Pont de Nemours & Co.	3.625%	1/15/21	50	52
EI du Pont de Nemours & Co.	4.250%	4/1/21	250	273
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	634
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	331
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	575	616
International Paper Co.	5.300%	4/1/15	525	563
International Paper Co.	9.375%	5/15/19	700	864
International Paper Co.	7.300%	11/15/39	600	672
Lubrizol Corp.	5.500%	10/1/14	525	590
Monsanto Co.	2.750%	4/15/16	75	79
Monsanto Co.	5.875%	4/15/38	375	480
Newmont Mining Corp.	5.875%	4/1/35	325	355
Newmont Mining Corp.	6.250%	10/1/39	500	566
Nucor Corp.	5.750%	12/1/17	100	118
Nucor Corp.	6.400%	12/1/37	250	310
Placer Dome Inc.	6.450%	10/15/35	375	443
Plum Creek Timberlands LP	5.875%	11/15/15	400	444
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	319
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	52
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	707
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	59
PPG Industries Inc.	1.900%	1/15/16	375	371
PPG Industries Inc.	6.650%	3/15/18	600	739
Praxair Inc.	1.750%	11/15/12	100	101
Praxair Inc.	4.375%	3/31/14	450	484
Praxair Inc.	5.250%	11/15/14	150	168
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	175	197
Praxair Inc.	3.000%	9/1/21	50	50
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	131
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	273
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	387
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	286
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	887
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	175	177
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	478
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,446
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	180
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	299
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	225	243
RPM International Inc.	6.125%	10/15/19	75	81
Sherwin-Williams Co.	3.125%	12/15/14	175	185
Sigma-Aldrich Corp.	3.375%	11/1/20	75	77
Southern Copper Corp.	5.375%	4/16/20	200	203
Southern Copper Corp.	7.500%	7/27/35	750	802
Southern Copper Corp.	6.750%	4/16/40	250	253

Teck Resources Ltd.	9.750%	5/15/14	343	407
Teck Resources Ltd.	10.250%	5/15/16	500	587
Teck Resources Ltd.	3.150%	1/15/17	500	503
Teck Resources Ltd.	10.750%	5/15/19	500	622
Teck Resources Ltd.	4.750%	1/15/22	75	77
Teck Resources Ltd.	6.250%	7/15/41	275	288
Vale Canada Ltd.	5.700%	10/15/15	450	497
Vale Canada Ltd.	7.200%	9/15/32	100	115
Vale Overseas Ltd.	6.250%	1/11/16	100	108
Vale Overseas Ltd.	6.250%	1/23/17	200	217
Vale Overseas Ltd.	5.625%	9/15/19	500	521
Vale Overseas Ltd.	4.625%	9/15/20	475	460
Vale Overseas Ltd.	8.250%	1/17/34	375	450
Vale Overseas Ltd.	6.875%	11/21/36	375	408
Vale Overseas Ltd.	6.875%	11/10/39	575	627
Valspar Corp.	7.250%	6/15/19	50	61
WMC Finance USA Ltd.	5.125%	5/15/13	400	427
Xstrata Canada Corp.	5.500%	6/15/17	250	275

Capital Goods (0.4%)
3M Co.	1.375%	9/29/16	50	50
3M Co.	6.375%	2/15/28	350	465
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	109
Black & Decker Corp.	5.750%	11/15/16	75	87
Boeing Capital Corp.	5.800%	1/15/13	925	986
Boeing Co.	1.875%	11/20/12	50	51
Boeing Co.	3.500%	2/15/15	450	484
Boeing Co.	6.000%	3/15/19	150	183
Boeing Co.	4.875%	2/15/20	150	172
Boeing Co.	6.875%	3/15/39	100	138
Boeing Co.	5.875%	2/15/40	150	186
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	178
Caterpillar Financial Services Corp.	1.550%	12/20/13	275	278
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	362
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	195
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,600	1,799
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	301
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,192
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	3.900%	5/27/21	75	81
Caterpillar Inc.	6.050%	8/15/36	750	962
Caterpillar Inc.	5.200%	5/27/41	175	205
Caterpillar Inc.	7.375%	3/1/97	400	588
Cooper US Inc.	5.250%	11/15/12	425	445
CRH America Inc.	5.300%	10/15/13	100	104
CRH America Inc.	4.125%	1/15/16	500	508
CRH America Inc.	6.000%	9/30/16	750	807
CRH America Inc.	5.750%	1/15/21	475	488
Danaher Corp.	2.300%	6/23/16	200	206
Danaher Corp.	3.900%	6/23/21	150	161
Deere & Co.	6.950%	4/25/14	825	947
Deere & Co.	5.375%	10/16/29	350	435
Deere & Co.	7.125%	3/3/31	400	562
Dover Corp.	5.375%	3/1/41	375	454
Eaton Corp.	5.600%	5/15/18	125	147
Embraer Overseas Ltd.	6.375%	1/24/17	100	108
Embraer Overseas Ltd.	6.375%	1/15/20	675	730

Emerson Electric Co.	4.625%	10/15/12	1,075	1,119
Emerson Electric Co.	4.875%	10/15/19	125	145
Emerson Electric Co.	4.250%	11/15/20	25	28
General Dynamics Corp.	4.250%	5/15/13	650	687
General Dynamics Corp.	1.375%	1/15/15	550	553
General Dynamics Corp.	3.875%	7/15/21	550	597
General Electric Co.	5.000%	2/1/13	1,400	1,468
General Electric Co.	5.250%	12/6/17	2,250	2,508
Goodrich Corp.	6.125%	3/1/19	525	632
Goodrich Corp.	4.875%	3/1/20	625	701
Harsco Corp.	2.700%	10/15/15	300	305
Harsco Corp.	5.750%	5/15/18	350	405
Honeywell International Inc.	4.250%	3/1/13	175	184
Honeywell International Inc.	5.300%	3/15/17	275	319
Honeywell International Inc.	5.300%	3/1/18	150	176
Honeywell International Inc.	5.375%	3/1/41	750	906
Illinois Tool Works Inc.	5.150%	4/1/14	325	356
Illinois Tool Works Inc.	6.250%	4/1/19	450	563
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	243
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	769
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	276
John Deere Capital Corp.	5.250%	10/1/12	375	392
John Deere Capital Corp.	4.950%	12/17/12	50	52
John Deere Capital Corp.	4.900%	9/9/13	525	565
John Deere Capital Corp.	2.950%	3/9/15	125	132
John Deere Capital Corp.	2.800%	9/18/17	550	572
Joy Global Inc.	6.000%	11/15/16	250	283
L-3 Communications Corp.	5.200%	10/15/19	200	207
L-3 Communications Corp.	4.750%	7/15/20	425	440
L-3 Communications Corp.	4.950%	2/15/21	450	462
Lockheed Martin Corp.	7.650%	5/1/16	250	308
Lockheed Martin Corp.	6.150%	9/1/36	850	1,039
Lockheed Martin Corp.	5.500%	11/15/39	25	28
Lockheed Martin Corp.	5.720%	6/1/40	316	357
Martin Marietta Materials Inc.	6.600%	4/15/18	400	452
Northrop Grumman Corp.	1.850%	11/15/15	350	349
Northrop Grumman Corp.	5.050%	11/15/40	350	367
Owens Corning	6.500%	12/1/16	600	645
Parker Hannifin Corp.	5.500%	5/15/18	125	149
Parker Hannifin Corp.	3.500%	9/15/22	75	79
Parker Hannifin Corp.	6.250%	5/15/38	75	96
Raytheon Co.	3.125%	10/15/20	200	199
Raytheon Co.	7.200%	8/15/27	75	104
Raytheon Co.	4.875%	10/15/40	100	106
Republic Services Inc.	3.800%	5/15/18	950	990
Republic Services Inc.	5.250%	11/15/21	425	477
Republic Services Inc.	6.200%	3/1/40	75	90
Republic Services Inc.	5.700%	5/15/41	375	425
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	200	258
Rockwell Automation Inc.	6.250%	12/1/37	325	407
Rockwell Collins Inc.	5.250%	7/15/19	50	59
Roper Industries Inc.	6.250%	9/1/19	650	775
Sonoco Products Co.	5.750%	11/1/40	175	199
Stanley Black & Decker Inc.	5.200%	9/1/40	150	168
Tyco International Finance SA	3.750%	1/15/18	100	104
Tyco International Finance SA	8.500%	1/15/19	175	228

Tyco International Finance SA	4.625%	1/15/23	125	134
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	400	492
United Technologies Corp.	6.125%	2/1/19	925	1,137
United Technologies Corp.	4.500%	4/15/20	325	363
United Technologies Corp.	7.500%	9/15/29	100	144
United Technologies Corp.	5.400%	5/1/35	400	468
United Technologies Corp.	6.125%	7/15/38	500	630
United Technologies Corp.	5.700%	4/15/40	350	428
Waste Management Inc.	5.000%	3/15/14	675	734
Waste Management Inc.	2.600%	9/1/16	100	100
Waste Management Inc.	4.600%	3/1/21	150	162
Waste Management Inc.	7.100%	8/1/26	325	409
Waste Management Inc.	6.125%	11/30/39	400	482

Communication (0.9%)
America Movil SAB de CV	5.750%	1/15/15	833	918
America Movil SAB de CV	2.375%	9/8/16	125	121
America Movil SAB de CV	5.000%	10/16/19	850	904
America Movil SAB de CV	5.000%	3/30/20	300	317
America Movil SAB de CV	6.375%	3/1/35	200	220
America Movil SAB de CV	6.125%	11/15/37	300	317
America Movil SAB de CV	6.125%	3/30/40	800	841
American Tower Corp.	4.625%	4/1/15	75	80
American Tower Corp.	4.500%	1/15/18	1,400	1,390
AT&T Corp.	8.000%	11/15/31	1,251	1,740
AT&T Inc.	6.700%	11/15/13	300	333
AT&T Inc.	4.850%	2/15/14	450	486
AT&T Inc.	5.100%	9/15/14	1,575	1,729
AT&T Inc.	2.500%	8/15/15	1,875	1,922
AT&T Inc.	5.625%	6/15/16	600	685
AT&T Inc.	5.500%	2/1/18	300	347
AT&T Inc.	5.800%	2/15/19	75	88
AT&T Inc.	4.450%	5/15/21	75	81
AT&T Inc.	6.450%	6/15/34	1,000	1,168
AT&T Inc.	6.500%	9/1/37	425	501
AT&T Inc.	6.300%	1/15/38	175	200
AT&T Inc.	6.400%	5/15/38	675	793
AT&T Inc.	5.350%	9/1/40	1,170	1,236
AT&T Mobility LLC	7.125%	12/15/31	500	662
Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	201
BellSouth Corp.	5.200%	12/15/16	250	285
BellSouth Corp.	6.875%	10/15/31	325	400
BellSouth Corp.	6.550%	6/15/34	700	817
BellSouth Corp.	6.000%	11/15/34	290	315
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,790
British Telecommunications plc	9.875%	12/15/30	1,125	1,636
CBS Corp.	5.750%	4/15/20	75	83
CBS Corp.	4.300%	2/15/21	550	555
CBS Corp.	7.875%	7/30/30	400	503
CBS Corp.	5.500%	5/15/33	200	202
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,375	1,546
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	525	574
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	1,025	1,377

CenturyLink Inc.	5.000%	2/15/15	150	150
CenturyLink Inc.	6.450%	6/15/21	375	349
CenturyLink Inc.	6.875%	1/15/28	150	133
CenturyLink Inc.	7.600%	9/15/39	850	766
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,620
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,088
Comcast Corp.	6.500%	1/15/15	700	801
Comcast Corp.	5.900%	3/15/16	650	740
Comcast Corp.	5.700%	7/1/19	750	874
Comcast Corp.	5.150%	3/1/20	325	366
Comcast Corp.	6.500%	11/15/35	1,075	1,228
Comcast Corp.	6.450%	3/15/37	50	57
Comcast Corp.	6.950%	8/15/37	250	299
Comcast Corp.	6.400%	5/15/38	600	681
Comcast Corp.	6.400%	3/1/40	150	175
COX Communications Inc.	4.625%	6/1/13	200	211
COX Communications Inc.	5.450%	12/15/14	150	166
COX Communications Inc.	5.500%	10/1/15	600	672
8 COX Communications Inc.	8.375%	3/1/39	500	682
Deutsche Telekom International Finance BV	5.875%	8/20/13	325	350
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	472
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,186
Deutsche Telekom International Finance BV	8.750%	6/15/30	650	872
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	325	352
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	375	393
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	100	107
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	1,450	1,634
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	1,700	1,797
Discovery Communications LLC	5.050%	6/1/20	500	545
Embarq Corp.	7.082%	6/1/16	875	897
Embarq Corp.	7.995%	6/1/36	200	190
France Telecom SA	4.375%	7/8/14	525	561
France Telecom SA	5.375%	7/8/19	1,025	1,122
France Telecom SA	8.500%	3/1/31	475	659
Grupo Televisa SA	6.625%	3/18/25	450	498
GTE Corp.	6.940%	4/15/28	325	405
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	379
NBCUniversal Media LLC	2.100%	4/1/14	550	558
NBCUniversal Media LLC	3.650%	4/30/15	425	447
NBCUniversal Media LLC	2.875%	4/1/16	1,300	1,322
NBCUniversal Media LLC	5.150%	4/30/20	175	191
NBCUniversal Media LLC	6.400%	4/30/40	350	404
NBCUniversal Media LLC	5.950%	4/1/41	725	803
News America Inc.	6.900%	3/1/19	750	867
News America Inc.	4.500%	2/15/21	550	553
News America Inc.	6.550%	3/15/33	600	655
News America Inc.	6.200%	12/15/34	725	768
News America Inc.	6.400%	12/15/35	450	484
News America Inc.	8.150%	10/17/36	385	481
News America Inc.	6.900%	8/15/39	50	57

News America Inc.	6.150%	2/15/41	475	507
Omnicom Group Inc.	5.900%	4/15/16	50	56
Omnicom Group Inc.	4.450%	8/15/20	500	505
Pacific Bell Telephone Co.	7.125%	3/15/26	200	255
Qwest Corp.	8.375%	5/1/16	325	357
Qwest Corp.	6.500%	6/1/17	275	284
Qwest Corp.	7.500%	6/15/23	350	346
Qwest Corp.	7.250%	9/15/25	175	173
Qwest Corp.	6.875%	9/15/33	375	354
Qwest Corp.	7.125%	11/15/43	550	533
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	196
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	257
Rogers Communications Inc.	6.375%	3/1/14	50	55
Rogers Communications Inc.	5.500%	3/15/14	250	274
Rogers Communications Inc.	6.800%	8/15/18	950	1,151
Telecom Italia Capital SA	5.250%	11/15/13	325	318
Telecom Italia Capital SA	4.950%	9/30/14	1,000	964
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,240
Telecom Italia Capital SA	7.175%	6/18/19	550	557
Telecom Italia Capital SA	6.375%	11/15/33	205	177
Telefonica Emisiones SAU	2.582%	4/26/13	275	266
Telefonica Emisiones SAU	4.949%	1/15/15	625	615
Telefonica Emisiones SAU	3.729%	4/27/15	300	285
Telefonica Emisiones SAU	3.992%	2/16/16	400	381
Telefonica Emisiones SAU	6.421%	6/20/16	475	487
Telefonica Emisiones SAU	5.877%	7/15/19	300	295
Telefonica Emisiones SAU	5.134%	4/27/20	500	465
Telefonica Emisiones SAU	5.462%	2/16/21	1,100	1,050
Telefonica Europe BV	8.250%	9/15/30	750	841
Thomson Reuters Corp.	5.950%	7/15/13	75	81
Thomson Reuters Corp.	5.700%	10/1/14	850	935
Thomson Reuters Corp.	6.500%	7/15/18	50	59
Thomson Reuters Corp.	4.700%	10/15/19	125	138
Thomson Reuters Corp.	5.500%	8/15/35	50	55
Thomson Reuters Corp.	5.850%	4/15/40	275	315
Time Warner Cable Inc.	6.200%	7/1/13	300	325
Time Warner Cable Inc.	7.500%	4/1/14	650	736
Time Warner Cable Inc.	3.500%	2/1/15	300	313
Time Warner Cable Inc.	5.850%	5/1/17	825	914
Time Warner Cable Inc.	8.250%	4/1/19	700	875
Time Warner Cable Inc.	5.000%	2/1/20	1,425	1,519
Time Warner Cable Inc.	6.550%	5/1/37	550	606
Time Warner Cable Inc.	6.750%	6/15/39	675	755
Time Warner Cable Inc.	5.500%	9/1/41	250	243
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,028
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	130
United States Cellular Corp.	6.700%	12/15/33	350	374
Verizon Communications Inc.	5.250%	4/15/13	650	691
Verizon Communications Inc.	1.950%	3/28/14	2,200	2,252
Verizon Communications Inc.	5.550%	2/15/16	500	570
Verizon Communications Inc.	3.000%	4/1/16	175	183
Verizon Communications Inc.	5.500%	4/1/17	50	57
Verizon Communications Inc.	5.500%	2/15/18	450	522
Verizon Communications Inc.	6.100%	4/15/18	100	119
Verizon Communications Inc.	8.750%	11/1/18	275	371
Verizon Communications Inc.	4.600%	4/1/21	175	194
Verizon Communications Inc.	5.850%	9/15/35	500	585

Verizon Communications Inc.	6.250%	4/1/37	150	180
Verizon Communications Inc.	6.900%	4/15/38	350	451
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,961
Verizon Communications Inc.	7.350%	4/1/39	550	739
Verizon Communications Inc.	6.000%	4/1/41	300	362
Verizon Global Funding Corp.	7.750%	12/1/30	725	993
Verizon New England Inc.	7.875%	11/15/29	250	305
Verizon Virginia Inc.	4.625%	3/15/13	450	470
Vodafone Group plc	5.000%	12/16/13	600	649
Vodafone Group plc	5.750%	3/15/16	300	345
Vodafone Group plc	5.625%	2/27/17	1,650	1,905
Vodafone Group plc	4.625%	7/15/18	125	139
Vodafone Group plc	5.450%	6/10/19	275	324
Vodafone Group plc	7.875%	2/15/30	425	611
Vodafone Group plc	6.250%	11/30/32	350	430
Vodafone Group plc	6.150%	2/27/37	75	93
Washington Post Co.	7.250%	2/1/19	150	178
WPP Finance UK	5.875%	6/15/14	425	460

Consumer Cyclical (0.5%)
AutoZone Inc.	6.500%	1/15/14	300	334
AutoZone Inc.	5.750%	1/15/15	325	359
Best Buy Co. Inc.	6.750%	7/15/13	125	133
BorgWarner Inc.	4.625%	9/15/20	50	54
Costco Wholesale Corp.	5.500%	3/15/17	475	562
CVS Caremark Corp.	4.875%	9/15/14	175	192
CVS Caremark Corp.	3.250%	5/18/15	100	105
CVS Caremark Corp.	5.750%	6/1/17	175	201
CVS Caremark Corp.	6.600%	3/15/19	575	695
CVS Caremark Corp.	6.250%	6/1/27	125	151
CVS Caremark Corp.	5.750%	5/15/41	1,050	1,181
Daimler Finance North America LLC	6.500%	11/15/13	375	411
8 Daimler Finance North America LLC	2.625%	9/15/16	225	221
Daimler Finance North America LLC	8.500%	1/18/31	450	634
Darden Restaurants Inc.	5.625%	10/15/12	225	235
Darden Restaurants Inc.	6.200%	10/15/17	150	175
Darden Restaurants Inc.	6.800%	10/15/37	275	329
eBay Inc.	0.875%	10/15/13	125	125
eBay Inc.	1.625%	10/15/15	125	126
eBay Inc.	3.250%	10/15/20	125	123
Expedia Inc.	5.950%	8/15/20	1,150	1,149
Family Dollar Stores Inc.	5.000%	2/1/21	125	122
Gap Inc.	5.950%	4/12/21	600	561
Historic TW Inc.	9.150%	2/1/23	975	1,341
Historic TW Inc.	6.625%	5/15/29	200	227
Home Depot Inc.	5.250%	12/16/13	275	299
Home Depot Inc.	5.400%	3/1/16	1,100	1,250
Home Depot Inc.	5.875%	12/16/36	250	293
Home Depot Inc.	5.950%	4/1/41	500	596
International Game Technology	7.500%	6/15/19	125	149
International Game Technology	5.500%	6/15/20	125	135
Johnson Controls Inc.	5.000%	3/30/20	200	224
Johnson Controls Inc.	4.250%	3/1/21	500	527
Johnson Controls Inc.	6.000%	1/15/36	125	149
Kohl's Corp.	6.250%	12/15/17	200	239
Kohl's Corp.	6.000%	1/15/33	225	256
Kohl's Corp.	6.875%	12/15/37	100	123

Lowe's Cos. Inc.	5.000%	10/15/15	75	85
Lowe's Cos. Inc.	6.100%	9/15/17	200	241
Lowe's Cos. Inc.	4.625%	4/15/20	200	218
Lowe's Cos. Inc.	6.875%	2/15/28	367	478
Lowe's Cos. Inc.	5.800%	4/15/40	100	117
Macy's Retail Holdings Inc.	8.125%	7/15/15	1,250	1,444
Macy's Retail Holdings Inc.	5.900%	12/1/16	325	355
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	509
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	300
Marriott International Inc.	5.625%	2/15/13	200	208
Marriott International Inc.	6.200%	6/15/16	150	169
Marriott International Inc.	6.375%	6/15/17	50	58
McDonald's Corp.	5.300%	3/15/17	400	466
McDonald's Corp.	5.800%	10/15/17	300	362
McDonald's Corp.	5.350%	3/1/18	350	416
McDonald's Corp.	6.300%	3/1/38	300	405
McDonald's Corp.	5.700%	2/1/39	25	32
Nordstrom Inc.	4.750%	5/1/20	600	657
Nordstrom Inc.	6.950%	3/15/28	200	252
Nordstrom Inc.	7.000%	1/15/38	150	197
O'Reilly Automotive Inc.	4.875%	1/14/21	50	52
PACCAR Financial Corp.	1.950%	12/17/12	225	228
PACCAR Inc.	6.875%	2/15/14	200	226
Staples Inc.	9.750%	1/15/14	1,025	1,189
Target Corp.	5.125%	1/15/13	675	713
Target Corp.	4.000%	6/15/13	525	555
Target Corp.	5.375%	5/1/17	200	233
Target Corp.	7.000%	7/15/31	175	231
Target Corp.	6.350%	11/1/32	450	557
Target Corp.	7.000%	1/15/38	1,100	1,500
Time Warner Inc.	3.150%	7/15/15	450	464
Time Warner Inc.	4.875%	3/15/20	625	668
Time Warner Inc.	4.700%	1/15/21	700	737
Time Warner Inc.	4.750%	3/29/21	600	632
Time Warner Inc.	7.625%	4/15/31	835	1,036
Time Warner Inc.	7.700%	5/1/32	590	742
Time Warner Inc.	6.200%	3/15/40	150	167
Time Warner Inc.	6.100%	7/15/40	250	276
Time Warner Inc.	6.250%	3/29/41	325	368
TJX Cos. Inc.	6.950%	4/15/19	175	221
Toyota Motor Credit Corp.	3.200%	6/17/15	700	734
Toyota Motor Credit Corp.	2.800%	1/11/16	125	128
Toyota Motor Credit Corp.	2.000%	9/15/16	325	321
Toyota Motor Credit Corp.	4.250%	1/11/21	300	326
Toyota Motor Credit Corp.	3.400%	9/15/21	100	100
VF Corp.	5.950%	11/1/17	250	297
VF Corp.	3.500%	9/1/21	175	177
VF Corp.	6.450%	11/1/37	150	191
Viacom Inc.	4.375%	9/15/14	350	376
Viacom Inc.	3.500%	4/1/17	450	456
Viacom Inc.	5.625%	9/15/19	650	734
Viacom Inc.	6.875%	4/30/36	400	480
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,415
Wal-Mart Stores Inc.	7.250%	6/1/13	150	166
Wal-Mart Stores Inc.	3.200%	5/15/14	550	585
Wal-Mart Stores Inc.	4.500%	7/1/15	450	504
Wal-Mart Stores Inc.	5.375%	4/5/17	200	236

Wal-Mart Stores Inc.	5.800%	2/15/18	200	243
Wal-Mart Stores Inc.	3.250%	10/25/20	725	755
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,951
Wal-Mart Stores Inc.	5.250%	9/1/35	175	201
Wal-Mart Stores Inc.	6.500%	8/15/37	550	734
Wal-Mart Stores Inc.	5.000%	10/25/40	465	524
Wal-Mart Stores Inc.	5.625%	4/15/41	1,300	1,599
Walgreen Co.	5.250%	1/15/19	625	741
Walt Disney Co.	4.500%	12/15/13	125	135
Walt Disney Co.	5.625%	9/15/16	500	587
Western Union Co.	6.500%	2/26/14	300	331
Western Union Co.	5.930%	10/1/16	400	449
Western Union Co.	6.200%	11/17/36	325	354
Yum! Brands Inc.	6.875%	11/15/37	750	988

Consumer Noncyclical (1.1%)
Abbott Laboratories	4.350%	3/15/14	250	272
Abbott Laboratories	5.875%	5/15/16	1,350	1,591
Abbott Laboratories	5.600%	11/30/17	475	563
Abbott Laboratories	6.150%	11/30/37	325	420
Abbott Laboratories	6.000%	4/1/39	325	417
Allergan Inc.	5.750%	4/1/16	125	145
Altria Group Inc.	8.500%	11/10/13	1,325	1,514
Altria Group Inc.	9.700%	11/10/18	1,200	1,588
Altria Group Inc.	9.250%	8/6/19	600	788
Altria Group Inc.	9.950%	11/10/38	275	391
Altria Group Inc.	10.200%	2/6/39	1,175	1,711
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,343
Amgen Inc.	4.850%	11/18/14	500	557
Amgen Inc.	2.300%	6/15/16	300	308
Amgen Inc.	5.850%	6/1/17	125	149
Amgen Inc.	5.700%	2/1/19	575	689
Amgen Inc.	3.450%	10/1/20	275	284
Amgen Inc.	4.100%	6/15/21	300	323
Amgen Inc.	6.375%	6/1/37	400	515
Amgen Inc.	6.400%	2/1/39	700	916
Amgen Inc.	4.950%	10/1/41	100	109
Amgen Inc.	5.650%	6/15/42	300	364
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	292
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,196
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	460
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	357
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	654
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	400	448
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	568
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	315
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	350	456
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	477
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,425	1,658
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	776
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	167
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	325	490
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	327
Archer-Daniels-Midland Co.	4.479%	3/1/21	550	614
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	441
Archer-Daniels-Midland Co.	5.375%	9/15/35	100	115
Archer-Daniels-Midland Co.	5.765%	3/1/41	125	157

AstraZeneca plc	5.400%	6/1/14	875	978
AstraZeneca plc	6.450%	9/15/37	875	1,170
Baptist Health South Florida Obligated Group	4.590%	8/15/21	50	55
Baxter International Inc.	4.625%	3/15/15	250	278
Baxter International Inc.	5.900%	9/1/16	150	178
Baxter International Inc.	6.250%	12/1/37	100	133
Becton Dickinson and Co.	5.000%	5/15/19	50	58
Becton Dickinson and Co.	3.250%	11/12/20	550	566
Biogen Idec Inc.	6.000%	3/1/13	600	636
Boston Scientific Corp.	4.500%	1/15/15	300	314
Boston Scientific Corp.	6.250%	11/15/15	600	670
Boston Scientific Corp.	6.000%	1/15/20	350	391
Boston Scientific Corp.	7.000%	11/15/35	75	87
Boston Scientific Corp.	7.375%	1/15/40	150	187
Bottling Group LLC	5.000%	11/15/13	100	108
Bottling Group LLC	6.950%	3/15/14	500	570
Bottling Group LLC	5.500%	4/1/16	1,275	1,484
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	359
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	804
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	372
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	307
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	952
Campbell Soup Co.	3.050%	7/15/17	50	53
Campbell Soup Co.	4.250%	4/15/21	250	275
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	350	380
CareFusion Corp.	5.125%	8/1/14	1,100	1,197
CareFusion Corp.	6.375%	8/1/19	75	90
Celgene Corp.	2.450%	10/15/15	75	76
Celgene Corp.	3.950%	10/15/20	50	52
Celgene Corp.	5.700%	10/15/40	75	84
Church & Dwight Co. Inc.	3.350%	12/15/15	100	104
Cia de Bebidas das Americas	8.750%	9/15/13	25	28
Clorox Co.	5.000%	3/1/13	375	394
Clorox Co.	3.550%	11/1/15	325	336
Coca-Cola Co.	0.750%	11/15/13	1,050	1,051
Coca-Cola Co.	1.500%	11/15/15	100	101
Coca-Cola Co.	5.350%	11/15/17	175	208
Coca-Cola Co.	4.875%	3/15/19	725	841
Coca-Cola Co.	3.150%	11/15/20	525	544
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	617
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	106
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	686
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	331
ConAgra Foods Inc.	5.875%	4/15/14	275	301
ConAgra Foods Inc.	7.125%	10/1/26	50	58
ConAgra Foods Inc.	7.000%	10/1/28	100	116
Corn Products International Inc.	3.200%	11/1/15	25	26
Corn Products International Inc.	4.625%	11/1/20	50	53
Corn Products International Inc.	6.625%	4/15/37	75	90
Covidien International Finance SA	1.875%	6/15/13	525	532
Covidien International Finance SA	6.550%	10/15/37	525	676
CR Bard Inc.	6.700%	12/1/26	450	594
Delhaize Group SA	5.875%	2/1/14	250	273
Delhaize Group SA	5.700%	10/1/40	300	312
Diageo Capital plc	5.200%	1/30/13	75	79
Diageo Capital plc	5.750%	10/23/17	75	88

Diageo Finance BV	5.300%	10/28/15	625	712
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	152
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	404
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,000	1,037
Eli Lilly & Co.	5.500%	3/15/27	625	753
8 Energizer Holdings Inc.	4.700%	5/19/21	150	161
Express Scripts Inc.	6.250%	6/15/14	250	275
Fortune Brands Inc.	6.375%	6/15/14	153	169
Fortune Brands Inc.	5.375%	1/15/16	4	4
Fortune Brands Inc.	5.875%	1/15/36	250	260
Genentech Inc.	4.750%	7/15/15	150	167
General Mills Inc.	5.200%	3/17/15	875	978
General Mills Inc.	5.700%	2/15/17	575	674
General Mills Inc.	5.650%	2/15/19	875	1,040
Gilead Sciences Inc.	4.500%	4/1/21	300	323
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,700	1,813
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	359
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,650	2,211
Hasbro Inc.	6.300%	9/15/17	550	626
Hasbro Inc.	6.350%	3/15/40	1,000	1,079
Hershey Co.	5.450%	9/1/16	150	173
Hershey Co.	4.125%	12/1/20	25	28
HJ Heinz Co.	2.000%	9/12/16	350	351
Hormel Foods Corp.	4.125%	4/15/21	75	83
Hospira Inc.	5.900%	6/15/14	200	220
Johnson & Johnson	5.150%	7/15/18	125	151
Johnson & Johnson	6.950%	9/1/29	100	145
Johnson & Johnson	4.950%	5/15/33	550	658
Johnson & Johnson	5.850%	7/15/38	325	433
Kellogg Co.	5.125%	12/3/12	225	236
Kellogg Co.	4.250%	3/6/13	125	131
Kellogg Co.	4.150%	11/15/19	250	275
Kellogg Co.	7.450%	4/1/31	150	217
Kimberly-Clark Corp.	4.875%	8/15/15	650	732
Kimberly-Clark Corp.	6.125%	8/1/17	200	240
Kimberly-Clark Corp.	3.625%	8/1/20	250	268
Kimberly-Clark Corp.	3.875%	3/1/21	150	165
Kimberly-Clark Corp.	5.300%	3/1/41	375	451
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	158
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	287
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	256
Kraft Foods Inc.	2.625%	5/8/13	800	818
Kraft Foods Inc.	6.750%	2/19/14	125	140
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,524
Kraft Foods Inc.	6.500%	8/11/17	525	623
Kraft Foods Inc.	6.125%	8/23/18	750	888
Kraft Foods Inc.	5.375%	2/10/20	150	170
Kraft Foods Inc.	6.500%	11/1/31	875	1,094
Kraft Foods Inc.	7.000%	8/11/37	725	934
Kraft Foods Inc.	6.875%	2/1/38	700	881
Kraft Foods Inc.	6.875%	1/26/39	250	316
Kraft Foods Inc.	6.500%	2/9/40	450	545
Kroger Co.	4.950%	1/15/15	500	553
Kroger Co.	3.900%	10/1/15	350	375
Kroger Co.	8.000%	9/15/29	750	1,022
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	367
Laboratory Corp. of America Holdings	4.625%	11/15/20	600	649

Life Technologies Corp.	4.400%	3/1/15	225	236
Life Technologies Corp.	3.500%	1/15/16	50	51
Life Technologies Corp.	6.000%	3/1/20	200	221
Life Technologies Corp.	5.000%	1/15/21	1,100	1,141
Lorillard Tobacco Co.	3.500%	8/4/16	75	75
Lorillard Tobacco Co.	8.125%	6/23/19	450	529
Lorillard Tobacco Co.	7.000%	8/4/41	75	80
McCormick & Co. Inc.	3.900%	7/15/21	100	107
McKesson Corp.	5.250%	3/1/13	75	79
McKesson Corp.	3.250%	3/1/16	1,175	1,240
McKesson Corp.	4.750%	3/1/21	75	85
McKesson Corp.	6.000%	3/1/41	125	160
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	696
Mead Johnson Nutrition Co.	5.900%	11/1/39	125	148
Medco Health Solutions Inc.	7.250%	8/15/13	675	738
Medco Health Solutions Inc.	7.125%	3/15/18	600	724
Medtronic Inc.	3.000%	3/15/15	425	449
Medtronic Inc.	4.750%	9/15/15	550	617
Medtronic Inc.	4.450%	3/15/20	175	198
Medtronic Inc.	5.550%	3/15/40	75	95
Merck & Co. Inc.	4.750%	3/1/15	275	308
Merck & Co. Inc.	4.000%	6/30/15	350	385
Merck & Co. Inc.	6.000%	9/15/17	500	610
Merck & Co. Inc.	5.000%	6/30/19	375	446
Merck & Co. Inc.	3.875%	1/15/21	350	382
Merck & Co. Inc.	6.400%	3/1/28	225	300
Merck & Co. Inc.	5.950%	12/1/28	250	318
Merck & Co. Inc.	6.550%	9/15/37	850	1,192
Merck & Co. Inc.	5.850%	6/30/39	100	130
Novant Health Inc.	5.850%	11/1/19	300	348
Novartis Capital Corp.	1.900%	4/24/13	250	255
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,076
Novartis Capital Corp.	2.900%	4/24/15	450	476
Novartis Securities Investment Ltd.	5.125%	2/10/19	1,750	2,071
PepsiAmericas Inc.	5.000%	5/15/17	450	515
PepsiCo Inc.	4.650%	2/15/13	250	264
PepsiCo Inc.	3.750%	3/1/14	175	188
PepsiCo Inc.	5.000%	6/1/18	775	903
PepsiCo Inc.	7.900%	11/1/18	2,250	3,015
Pfizer Inc.	5.350%	3/15/15	2,825	3,202
Pfizer Inc.	6.200%	3/15/19	1,125	1,399
Pfizer Inc.	7.200%	3/15/39	300	437
Philip Morris International Inc.	4.875%	5/16/13	625	664
Philip Morris International Inc.	6.875%	3/17/14	475	539
Philip Morris International Inc.	5.650%	5/16/18	275	325
Philip Morris International Inc.	6.375%	5/16/38	825	1,059
5 Procter & Gamble - Esop	9.360%	1/1/21	900	1,208
Procter & Gamble Co.	4.950%	8/15/14	100	112
Procter & Gamble Co.	3.500%	2/15/15	525	564
Procter & Gamble Co.	4.700%	2/15/19	175	206
Procter & Gamble Co.	6.450%	1/15/26	600	793
Quest Diagnostics Inc.	5.450%	11/1/15	250	283
Quest Diagnostics Inc.	4.700%	4/1/21	300	324
Reynolds American Inc.	6.750%	6/15/17	100	115
Safeway Inc.	6.250%	3/15/14	300	334
Safeway Inc.	3.950%	8/15/20	925	928

Safeway Inc.	7.250%	2/1/31	50	63
Sanofi	1.625%	3/28/14	125	127
Sanofi	2.625%	3/29/16	1,400	1,450
Sanofi	4.000%	3/29/21	200	216
St. Jude Medical Inc.	2.200%	9/15/13	300	305
St. Jude Medical Inc.	3.750%	7/15/14	425	452
St. Jude Medical Inc.	4.875%	7/15/19	75	85
Stryker Corp.	3.000%	1/15/15	100	105
Stryker Corp.	2.000%	9/30/16	150	150
Stryker Corp.	4.375%	1/15/20	100	110
Sysco Corp.	5.250%	2/12/18	300	353
Sysco Corp.	5.375%	9/21/35	500	620
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	236
Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	127
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	106
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	421
Unilever Capital Corp.	3.650%	2/15/14	275	292
Unilever Capital Corp.	2.750%	2/10/16	500	528
Unilever Capital Corp.	4.800%	2/15/19	150	175
UST LLC	5.750%	3/1/18	250	283
Whirlpool Corp.	5.500%	3/1/13	250	260
Wyeth	6.450%	2/1/24	800	1,043
Wyeth	6.500%	2/1/34	200	265
Wyeth	6.000%	2/15/36	1,225	1,509
Wyeth	5.950%	4/1/37	150	191
Zimmer Holdings Inc.	5.750%	11/30/39	400	473

Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	943
Anadarko Petroleum Corp.	7.625%	3/15/14	300	337
Anadarko Petroleum Corp.	5.750%	6/15/14	125	136
Anadarko Petroleum Corp.	5.950%	9/15/16	1,000	1,092
Anadarko Petroleum Corp.	6.950%	6/15/19	50	57
Anadarko Petroleum Corp.	6.450%	9/15/36	650	682
Anadarko Petroleum Corp.	7.950%	6/15/39	125	155
Apache Corp.	6.000%	9/15/13	300	329
Apache Corp.	5.625%	1/15/17	75	89
Apache Corp.	6.900%	9/15/18	500	630
Apache Corp.	3.625%	2/1/21	350	367
Apache Corp.	5.100%	9/1/40	100	110
Apache Finance Canada Corp.	7.750%	12/15/29	225	332
Baker Hughes Inc.	6.875%	1/15/29	400	535
Baker Hughes Inc.	5.125%	9/15/40	50	57
BJ Services Co.	6.000%	6/1/18	100	121
BP Capital Markets plc	5.250%	11/7/13	750	806
BP Capital Markets plc	3.625%	5/8/14	300	315
BP Capital Markets plc	3.875%	3/10/15	250	265
BP Capital Markets plc	3.125%	10/1/15	800	825
BP Capital Markets plc	3.200%	3/11/16	600	626
BP Capital Markets plc	4.750%	3/10/19	750	829
BP Capital Markets plc	4.500%	10/1/20	950	1,026
BP Capital Markets plc	4.742%	3/11/21	725	792
Burlington Resources Finance Co.	7.400%	12/1/31	600	859
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	261
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	194
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	640

Canadian Natural Resources Ltd.	6.450%	6/30/33	400	493
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	527
Cenovus Energy Inc.	5.700%	10/15/19	475	549
Chevron Corp.	3.950%	3/3/14	500	539
Chevron Corp.	4.950%	3/3/19	475	563
ConocoPhillips	4.750%	2/1/14	250	271
ConocoPhillips	4.600%	1/15/15	200	220
ConocoPhillips	5.750%	2/1/19	1,575	1,880
ConocoPhillips	5.900%	10/15/32	150	181
ConocoPhillips	5.900%	5/15/38	175	215
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	313
ConocoPhillips Holding Co.	6.950%	4/15/29	275	367
Devon Energy Corp.	5.625%	1/15/14	525	575
Devon Energy Corp.	2.400%	7/15/16	100	101
Devon Energy Corp.	4.000%	7/15/21	200	210
Devon Energy Corp.	7.950%	4/15/32	25	35
Devon Energy Corp.	5.600%	7/15/41	200	229
Devon Financing Corp. ULC	7.875%	9/30/31	425	596
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	110
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	87
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	251
Encana Corp.	4.750%	10/15/13	25	27
Encana Corp.	7.200%	11/1/31	625	772
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	55
Ensco plc	3.250%	3/15/16	250	254
Ensco plc	4.700%	3/15/21	750	761
EOG Resources Inc.	6.125%	10/1/13	575	633
EOG Resources Inc.	2.500%	2/1/16	1,000	1,021
EOG Resources Inc.	5.625%	6/1/19	275	327
EOG Resources Inc.	4.100%	2/1/21	150	161
Halliburton Co.	7.450%	9/15/39	450	632
Hess Corp.	8.125%	2/15/19	900	1,165
Hess Corp.	7.875%	10/1/29	150	202
Hess Corp.	7.125%	3/15/33	375	480
Hess Corp.	5.600%	2/15/41	400	434
Husky Energy Inc.	7.250%	12/15/19	300	370
Husky Energy Inc.	6.800%	9/15/37	100	122
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,171
Kerr-McGee Corp.	7.875%	9/15/31	150	182
8 Marathon Petroleum Corp.	3.500%	3/1/16	400	414
8 Marathon Petroleum Corp.	5.125%	3/1/21	750	779
Nabors Industries Inc.	9.250%	1/15/19	600	762
Nabors Industries Inc.	5.000%	9/15/20	100	103
Nexen Inc.	7.875%	3/15/32	100	129
Nexen Inc.	6.400%	5/15/37	1,000	1,020
Nexen Inc.	7.500%	7/30/39	625	720
Noble Energy Inc.	8.250%	3/1/19	300	397
Noble Energy Inc.	6.000%	3/1/41	75	84
Noble Holding International Ltd.	3.450%	8/1/15	75	79
Noble Holding International Ltd.	4.900%	8/1/20	100	108
Noble Holding International Ltd.	4.625%	3/1/21	100	105
Noble Holding International Ltd.	6.200%	8/1/40	200	234
Noble Holding International Ltd.	6.050%	3/1/41	300	344
Occidental Petroleum Corp.	2.500%	2/1/16	725	756
Occidental Petroleum Corp.	4.100%	2/1/21	200	217
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	4.000%	7/15/13	75	78

Petro-Canada	7.875%	6/15/26	100	134
Petro-Canada	5.350%	7/15/33	450	457
Petro-Canada	5.950%	5/15/35	500	538
Pride International Inc.	6.875%	8/15/20	500	580
Rowan Cos. Inc.	7.875%	8/1/19	125	148
Shell International Finance BV	1.875%	3/25/13	450	459
Shell International Finance BV	4.000%	3/21/14	600	648
Shell International Finance BV	3.100%	6/28/15	1,075	1,142
Shell International Finance BV	3.250%	9/22/15	200	213
Shell International Finance BV	5.200%	3/22/17	300	349
Shell International Finance BV	4.300%	9/22/19	1,000	1,125
Shell International Finance BV	4.375%	3/25/20	275	309
Shell International Finance BV	6.375%	12/15/38	500	684
Shell International Finance BV	5.500%	3/25/40	750	930
Statoil ASA	3.875%	4/15/14	300	321
Statoil ASA	2.900%	10/15/14	75	79
Statoil ASA	3.125%	8/17/17	175	185
Statoil ASA	5.250%	4/15/19	650	766
Statoil ASA	7.150%	1/15/29	250	339
Statoil ASA	5.100%	8/17/40	300	352
Suncor Energy Inc.	6.100%	6/1/18	100	117
Suncor Energy Inc.	6.500%	6/15/38	1,075	1,253
Suncor Energy Inc.	6.850%	6/1/39	700	850
Talisman Energy Inc.	5.125%	5/15/15	100	112
Talisman Energy Inc.	3.750%	2/1/21	350	341
Tosco Corp.	8.125%	2/15/30	1,150	1,634
Total Capital Canada Ltd.	1.625%	1/28/14	575	584
Total Capital SA	3.000%	6/24/15	575	609
Total Capital SA	2.300%	3/15/16	525	539
Total Capital SA	4.450%	6/24/20	325	363
Total Capital SA	4.125%	1/28/21	250	273
Transocean Inc.	5.250%	3/15/13	100	104
Transocean Inc.	4.950%	11/15/15	450	474
Transocean Inc.	6.000%	3/15/18	425	453
Transocean Inc.	6.500%	11/15/20	200	219
Transocean Inc.	7.500%	4/15/31	300	335
Valero Energy Corp.	4.500%	2/1/15	75	80
Valero Energy Corp.	6.125%	6/15/17	1,000	1,113
Valero Energy Corp.	6.125%	2/1/20	150	167
Valero Energy Corp.	7.500%	4/15/32	750	876
Valero Energy Corp.	6.625%	6/15/37	300	316
Weatherford International Inc.	6.800%	6/15/37	400	434
Weatherford International Ltd.	6.000%	3/15/18	400	442
Weatherford International Ltd.	9.625%	3/1/19	775	1,000
Weatherford International Ltd.	5.125%	9/15/20	300	305
Weatherford International Ltd.	6.500%	8/1/36	800	837
Williams Cos. Inc.	7.500%	1/15/31	519	616
Williams Cos. Inc.	7.750%	6/15/31	149	182
XTO Energy Inc.	5.750%	12/15/13	900	996
XTO Energy Inc.	6.250%	8/1/17	400	499

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	225	265
Fluor Corp.	3.375%	9/15/21	150	152
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	200	245

Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/11	400	537

Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	211
Adobe Systems Inc.	4.750%	2/1/20	325	343
Agilent Technologies Inc.	2.500%	7/15/13	200	203
Agilent Technologies Inc.	5.500%	9/14/15	550	602
Agilent Technologies Inc.	6.500%	11/1/17	350	412
Amphenol Corp.	4.750%	11/15/14	200	213
Analog Devices Inc.	5.000%	7/1/14	175	192
Analog Devices Inc.	3.000%	4/15/16	50	52
Applied Materials Inc.	2.650%	6/15/16	75	77
Applied Materials Inc.	4.300%	6/15/21	375	388
Applied Materials Inc.	5.850%	6/15/41	125	140
Arrow Electronics Inc.	3.375%	11/1/15	100	99
BMC Software Inc.	7.250%	6/1/18	175	208
Broadcom Corp.	1.500%	11/1/13	100	100
CA Inc.	6.125%	12/1/14	500	554
CA Inc.	5.375%	12/1/19	675	736
Cisco Systems Inc.	1.625%	3/14/14	925	941
Cisco Systems Inc.	5.500%	2/22/16	500	577
Cisco Systems Inc.	4.950%	2/15/19	125	142
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,523
Cisco Systems Inc.	5.900%	2/15/39	425	511
Cisco Systems Inc.	5.500%	1/15/40	575	668
Computer Sciences Corp.	6.500%	3/15/18	125	136
Corning Inc.	6.625%	5/15/19	50	61
Corning Inc.	5.750%	8/15/40	175	195
Dell Inc.	1.400%	9/10/13	200	201
Dell Inc.	2.100%	4/1/14	400	408
Dell Inc.	2.300%	9/10/15	75	75
Dell Inc.	3.100%	4/1/16	900	925
Dell Inc.	5.875%	6/15/19	175	202
Dun & Bradstreet Corp.	2.875%	11/15/15	150	155
Equifax Inc.	6.300%	7/1/17	125	141
Fiserv Inc.	3.125%	10/1/15	150	152
Fiserv Inc.	3.125%	6/15/16	300	302
Fiserv Inc.	6.800%	11/20/17	475	554
Google Inc.	2.125%	5/19/16	50	51
Google Inc.	3.625%	5/19/21	350	373
Harris Corp.	5.000%	10/1/15	425	474
Harris Corp.	6.150%	12/15/40	25	29
Hewlett-Packard Co.	4.500%	3/1/13	625	651
Hewlett-Packard Co.	1.250%	9/13/13	250	249
Hewlett-Packard Co.	6.125%	3/1/14	1,800	1,974
Hewlett-Packard Co.	2.125%	9/13/15	575	569
Hewlett-Packard Co.	5.400%	3/1/17	225	249
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,143
Hewlett-Packard Co.	3.750%	12/1/20	200	194
Hewlett-Packard Co.	6.000%	9/15/41	200	212
HP Enterprise Services LLC	6.000%	8/1/13	225	241
IBM International Group Capital LLC	5.050%	10/22/12	1,100	1,150
Intel Corp.	1.950%	10/1/16	225	227
Intel Corp.	3.300%	10/1/21	200	204
Intel Corp.	4.800%	10/1/41	625	674
International Business Machines Corp.	7.500%	6/15/13	550	610

International Business Machines Corp.	1.000%	8/5/13	700	705
International Business Machines Corp.	2.000%	1/5/16	275	280
International Business Machines Corp.	1.950%	7/22/16	300	303
International Business Machines Corp.	5.700%	9/14/17	1,000	1,191
International Business Machines Corp.	5.600%	11/30/39	1,720	2,125
Juniper Networks Inc.	3.100%	3/15/16	75	76
Juniper Networks Inc.	4.600%	3/15/21	50	52
Juniper Networks Inc.	5.950%	3/15/41	150	161
Lexmark International Inc.	5.900%	6/1/13	150	159
Lexmark International Inc.	6.650%	6/1/18	375	418
Maxim Integrated Products Inc.	3.450%	6/14/13	100	103
Microsoft Corp.	0.875%	9/27/13	150	151
Microsoft Corp.	2.950%	6/1/14	675	716
Microsoft Corp.	1.625%	9/25/15	200	204
Microsoft Corp.	4.200%	6/1/19	50	55
Microsoft Corp.	3.000%	10/1/20	250	258
Microsoft Corp.	5.200%	6/1/39	350	424
Microsoft Corp.	4.500%	10/1/40	125	138
Microsoft Corp.	5.300%	2/8/41	600	740
Motorola Solutions Inc.	5.375%	11/15/12	275	285
Motorola Solutions Inc.	7.500%	5/15/25	75	88
Nokia Oyj	5.375%	5/15/19	1,625	1,598
Nokia Oyj	6.625%	5/15/39	100	93
Oracle Corp.	5.250%	1/15/16	1,900	2,187
Oracle Corp.	5.750%	4/15/18	300	358
Oracle Corp.	5.000%	7/8/19	1,175	1,365
Oracle Corp.	6.125%	7/8/39	275	344
8 Oracle Corp.	5.375%	7/15/40	920	1,069
Pitney Bowes Inc.	3.875%	6/15/13	225	233
Pitney Bowes Inc.	4.875%	8/15/14	25	27
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,394
8 SAIC Inc.	4.450%	12/1/20	75	81
8 SAIC Inc.	5.950%	12/1/40	75	90
Science Applications International Corp.	5.500%	7/1/33	100	111
Symantec Corp.	2.750%	9/15/15	50	51
Symantec Corp.	4.200%	9/15/20	75	74
Texas Instruments Inc.	2.375%	5/16/16	175	180
Tyco Electronics Group SA	7.125%	10/1/37	600	786
Xerox Corp.	8.250%	5/15/14	300	342
Xerox Corp.	6.400%	3/15/16	375	416
Xerox Corp.	6.750%	2/1/17	350	402
Xerox Corp.	6.350%	5/15/18	350	396
Xerox Corp.	5.625%	12/15/19	550	596

Transportation (0.2%)
5 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	175	174
5 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	117	127
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	86
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	283
Burlington Northern Santa Fe LLC	7.000%	12/15/25	200	268
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	153
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	399
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	477
Canadian National Railway Co.	6.250%	8/1/34	350	468
Canadian National Railway Co.	6.200%	6/1/36	350	452

Canadian Pacific Railway Co.	7.125%	10/15/31	450	582
Canadian Pacific Railway Co.	5.950%	5/15/37	250	299
Con-way Inc.	6.700%	5/1/34	350	345
5 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	462	462
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	143	150
CSX Corp.	5.600%	5/1/17	25	29
CSX Corp.	7.900%	5/1/17	126	158
CSX Corp.	6.250%	3/15/18	725	878
CSX Corp.	7.375%	2/1/19	1,050	1,329
CSX Corp.	4.250%	6/1/21	475	503
CSX Corp.	6.220%	4/30/40	174	216
CSX Corp.	5.500%	4/15/41	425	482
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	227	229
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	678	713
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	99	98
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	454
Norfolk Southern Corp.	5.750%	1/15/16	175	201
Norfolk Southern Corp.	7.700%	5/15/17	400	506
Norfolk Southern Corp.	5.750%	4/1/18	100	117
Norfolk Southern Corp.	5.900%	6/15/19	425	512
Norfolk Southern Corp.	5.590%	5/17/25	72	84
Norfolk Southern Corp.	7.800%	5/15/27	100	143
Norfolk Southern Corp.	5.640%	5/17/29	100	119
8 Norfolk Southern Corp.	4.837%	10/1/41	355	370
Norfolk Southern Corp.	6.000%	5/23/11	625	744
Norfolk Southern Railway Co.	9.750%	6/15/20	116	171
Ryder System Inc.	5.850%	3/1/14	250	274
Ryder System Inc.	3.150%	3/2/15	375	382
Ryder System Inc.	3.600%	3/1/16	400	417
Ryder System Inc.	5.850%	11/1/16	75	86
Southwest Airlines Co.	5.750%	12/15/16	200	223
Southwest Airlines Co.	5.125%	3/1/17	400	425
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	127	133
Union Pacific Corp.	5.450%	1/31/13	650	685
Union Pacific Corp.	7.125%	2/1/28	500	671
Union Pacific Corp.	6.625%	2/1/29	200	259
Union Pacific Corp.	5.780%	7/15/40	175	210
United Parcel Service Inc.	3.875%	4/1/14	50	54
United Parcel Service Inc.	5.125%	4/1/19	175	211
United Parcel Service Inc.	3.125%	1/15/21	350	366
United Parcel Service Inc.	6.200%	1/15/38	595	797
				482,885
Utilities (1.0%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	495
Alabama Power Co.	4.850%	12/15/12	200	209
Alabama Power Co.	5.500%	10/15/17	550	652
Ameren Illinois Co.	6.125%	11/15/17	25	29
Arizona Public Service Co.	5.800%	6/30/14	50	55
Arizona Public Service Co.	4.650%	5/15/15	275	297
Carolina Power & Light Co.	5.125%	9/15/13	325	352

Carolina Power & Light Co.	5.300%	1/15/19	675	793
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	533
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	197
Cleco Power LLC	6.000%	12/1/40	175	209
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	353
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	547
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	252
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	866
Commonwealth Edison Co.	1.625%	1/15/14	125	126
Commonwealth Edison Co.	5.950%	8/15/16	900	1,046
Commonwealth Edison Co.	6.150%	9/15/17	600	702
Commonwealth Edison Co.	5.800%	3/15/18	150	176
Commonwealth Edison Co.	5.900%	3/15/36	100	120
Connecticut Light & Power Co.	6.350%	6/1/36	250	333
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	712
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	282
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	340
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	506
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	579
Constellation Energy Group Inc.	4.550%	6/15/15	175	183
Constellation Energy Group Inc.	5.150%	12/1/20	1,000	1,022
Constellation Energy Group Inc.	7.600%	4/1/32	100	122
Consumers Energy Co.	5.375%	4/15/13	175	186
Detroit Edison Co.	3.900%	6/1/21	100	107
Detroit Edison Co.	5.700%	10/1/37	125	156
Dominion Resources Inc.	1.800%	3/15/14	100	101
Dominion Resources Inc.	2.250%	9/1/15	750	759
Dominion Resources Inc.	6.000%	11/30/17	550	649
Dominion Resources Inc.	4.450%	3/15/21	125	136
Dominion Resources Inc.	5.250%	8/1/33	200	226
Dominion Resources Inc.	4.900%	8/1/41	550	575
5 Dominion Resources Inc.	7.500%	6/30/66	175	180
Duke Energy Carolinas LLC	4.300%	6/15/20	500	558
Duke Energy Carolinas LLC	6.000%	12/1/28	300	366
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,389
Duke Energy Carolinas LLC	6.050%	4/15/38	50	65
Duke Energy Corp.	3.350%	4/1/15	375	392
Duke Energy Corp.	5.050%	9/15/19	175	197
Duke Energy Indiana Inc.	5.000%	9/15/13	250	268
Duke Energy Indiana Inc.	3.750%	7/15/20	185	197
Duke Energy Ohio Inc.	2.100%	6/15/13	325	331
El Paso Electric Co.	6.000%	5/15/35	175	202
Entergy Arkansas Inc.	3.750%	2/15/21	650	662
Exelon Corp.	4.900%	6/15/15	500	543
Exelon Generation Co. LLC	4.000%	10/1/20	575	574
Exelon Generation Co. LLC	5.750%	10/1/41	75	80
Florida Power & Light Co.	5.950%	10/1/33	100	128
Florida Power & Light Co.	5.625%	4/1/34	225	278
Florida Power & Light Co.	4.950%	6/1/35	50	57
Florida Power & Light Co.	6.200%	6/1/36	50	67
Florida Power & Light Co.	5.850%	5/1/37	150	193
Florida Power & Light Co.	5.950%	2/1/38	175	228
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,545
Florida Power Corp.	4.800%	3/1/13	50	53
Florida Power Corp.	5.650%	6/15/18	50	60
Florida Power Corp.	4.550%	4/1/20	1,375	1,555
Georgia Power Co.	5.950%	2/1/39	275	348

Great Plains Energy Inc.	2.750%	8/15/13	100	102
Iberdrola International BV	6.750%	7/15/36	400	413
5 Integrys Energy Group Inc.	6.110%	12/1/66	300	288
Interstate Power & Light Co.	6.250%	7/15/39	100	131
Jersey Central Power & Light Co.	5.625%	5/1/16	350	401
Jersey Central Power & Light Co.	5.650%	6/1/17	350	403
Kansas City Power & Light Co.	6.050%	11/15/35	200	220
Kansas City Power & Light Co.	5.300%	10/1/41	125	128
Kentucky Utilities Co.	1.625%	11/1/15	200	199
Kentucky Utilities Co.	3.250%	11/1/20	200	206
LG&E and KU Energy LLC	2.125%	11/15/15	125	123
LG&E and KU Energy LLC	3.750%	11/15/20	150	148
Louisville Gas & Electric Co.	1.625%	11/15/15	300	301
Louisville Gas & Electric Co.	5.125%	11/15/40	100	119
MidAmerican Energy Co.	5.950%	7/15/17	150	177
MidAmerican Energy Co.	6.750%	12/30/31	725	966
Midamerican Energy Holdings Co.	5.875%	10/1/12	750	788
Midamerican Energy Holdings Co.	5.000%	2/15/14	300	324
Midamerican Energy Holdings Co.	5.950%	5/15/37	525	615
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	275	297
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	700	762
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	131
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	150	174
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	600	840
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,047
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	216
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	267
Northern States Power Co.	6.200%	7/1/37	250	336
Northern States Power Co.	5.350%	11/1/39	175	214
NSTAR	4.500%	11/15/19	750	822
NSTAR Electric Co.	4.875%	10/15/12	75	78
NSTAR Electric Co.	4.875%	4/15/14	225	245
NSTAR Electric Co.	5.625%	11/15/17	325	386
Oglethorpe Power Corp.	5.950%	11/1/39	100	122
Oglethorpe Power Corp.	5.375%	11/1/40	175	199
Ohio Edison Co.	6.400%	7/15/16	550	643
Ohio Power Co.	5.750%	9/1/13	475	510
Ohio Power Co.	6.000%	6/1/16	150	173
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	189
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	350
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	200
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	253
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	821
Pacific Gas & Electric Co.	4.800%	3/1/14	650	703
Pacific Gas & Electric Co.	5.625%	11/30/17	250	291
Pacific Gas & Electric Co.	8.250%	10/15/18	275	367
Pacific Gas & Electric Co.	4.250%	5/15/21	225	241
Pacific Gas & Electric Co.	6.050%	3/1/34	825	992
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,191
Pacific Gas & Electric Co.	5.400%	1/15/40	500	560
PacifiCorp	5.250%	6/15/35	475	542
PacifiCorp	6.250%	10/15/37	600	766

Peco Energy Co.	5.350%	3/1/18	125	149
Pennsylvania Electric Co.	6.050%	9/1/17	75	86
Pepco Holdings Inc.	2.700%	10/1/15	475	488
PPL Electric Utilities Corp.	6.250%	5/15/39	100	134
PPL Energy Supply LLC	6.200%	5/15/16	68	75
Progress Energy Inc.	6.050%	3/15/14	100	110
Progress Energy Inc.	7.750%	3/1/31	625	851
PSEG Power LLC	2.500%	4/15/13	250	254
PSEG Power LLC	5.000%	4/1/14	650	694
PSEG Power LLC	5.500%	12/1/15	450	499
PSEG Power LLC	5.125%	4/15/20	200	218
Public Service Co. of Colorado	5.800%	8/1/18	100	121
Public Service Co. of Colorado	5.125%	6/1/19	175	207
Public Service Co. of Colorado	3.200%	11/15/20	500	513
Public Service Co. of Colorado	6.250%	9/1/37	300	406
Public Service Co. of Oklahoma	5.150%	12/1/19	600	665
Public Service Co. of Oklahoma	4.400%	2/1/21	500	535
Public Service Co. of Oklahoma	6.625%	11/15/37	275	358
Public Service Electric & Gas Co.	2.700%	5/1/15	225	236
Public Service Electric & Gas Co.	5.500%	3/1/40	300	365
Puget Sound Energy Inc.	5.483%	6/1/35	100	114
Puget Sound Energy Inc.	6.274%	3/15/37	500	635
San Diego Gas & Electric Co.	5.300%	11/15/15	100	116
San Diego Gas & Electric Co.	5.350%	5/15/35	100	120
San Diego Gas & Electric Co.	4.500%	8/15/40	50	55
Sierra Pacific Power Co.	6.000%	5/15/16	525	605
Sierra Pacific Power Co.	6.750%	7/1/37	400	541
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	591
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	191
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	119
Southern California Edison Co.	4.650%	4/1/15	775	855
Southern California Edison Co.	5.000%	1/15/16	275	313
Southern California Edison Co.	3.875%	6/1/21	350	379
Southern California Edison Co.	6.650%	4/1/29	225	298
Southern California Edison Co.	5.750%	4/1/35	508	646
Southern California Edison Co.	5.350%	7/15/35	350	424
Southern Power Co.	4.875%	7/15/15	1,325	1,449
Southwestern Electric Power Co.	6.450%	1/15/19	250	295
Southwestern Electric Power Co.	6.200%	3/15/40	75	89
Tampa Electric Co.	6.550%	5/15/36	375	490
TECO Finance Inc.	4.000%	3/15/16	100	107
TECO Finance Inc.	5.150%	3/15/20	125	140
TransAlta Corp.	6.650%	5/15/18	100	117
UIL Holdings Corp.	4.625%	10/1/20	100	103
Union Electric Co.	5.100%	10/1/19	1,200	1,392
United Utilities plc	5.375%	2/1/19	325	349
Virginia Electric and Power Co.	5.100%	11/30/12	225	235
Virginia Electric and Power Co.	5.400%	1/15/16	700	805
Virginia Electric and Power Co.	6.000%	5/15/37	550	697
Virginia Electric and Power Co.	8.875%	11/15/38	100	164
Wisconsin Electric Power Co.	6.000%	4/1/14	550	616
Wisconsin Electric Power Co.	4.250%	12/15/19	175	195
Wisconsin Electric Power Co.	5.625%	5/15/33	200	242
5 Wisconsin Energy Corp.	6.250%	5/15/67	525	524
Wisconsin Power & Light Co.	5.000%	7/15/19	25	29
Wisconsin Power & Light Co.	6.375%	8/15/37	300	398
Xcel Energy Inc.	5.613%	4/1/17	631	713

Xcel Energy Inc.	4.700%	5/15/20	100	112
Xcel Energy Inc.	6.500%	7/1/36	225	297

Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	250	246
AGL Capital Corp.	5.875%	3/15/41	125	144
Atmos Energy Corp.	8.500%	3/15/19	250	338
Atmos Energy Corp.	5.500%	6/15/41	300	353
Boardwalk Pipelines LP	5.500%	2/1/17	200	222
British Transco Finance Inc.	6.625%	6/1/18	430	526
Buckeye Partners LP	4.875%	2/1/21	650	663
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	344
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	273
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	83
DCP Midstream Operating LP	3.250%	10/1/15	175	176
El Paso Natural Gas Co.	5.950%	4/15/17	300	338
Enbridge Energy Partners LP	9.875%	3/1/19	550	734
Energy Transfer Partners LP	6.000%	7/1/13	700	743
Energy Transfer Partners LP	5.950%	2/1/15	300	323
Energy Transfer Partners LP	6.125%	2/15/17	300	328
Energy Transfer Partners LP	9.000%	4/15/19	275	332
Energy Transfer Partners LP	6.625%	10/15/36	150	153
Energy Transfer Partners LP	7.500%	7/1/38	500	537
9 Enron Corp.	9.125%	4/1/03	700	—
9 Enron Corp.	7.125%	5/15/07	300	—
9 Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	775	852
Enterprise Products Operating LLC	6.300%	9/15/17	275	318
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,664
Enterprise Products Operating LLC	7.550%	4/15/38	450	564
EQT Corp.	8.125%	6/1/19	400	486
KeySpan Corp.	8.000%	11/15/30	200	283
KeySpan Corp.	5.803%	4/1/35	250	296
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	375
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	517
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	83
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	310
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	851
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	295
Kinder Morgan Energy Partners LP	6.950%	1/15/38	300	331
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	407
Magellan Midstream Partners LP	5.650%	10/15/16	150	172
Magellan Midstream Partners LP	6.550%	7/15/19	125	150
National Grid plc	6.300%	8/1/16	275	318
Nisource Finance Corp.	5.400%	7/15/14	300	326
Nisource Finance Corp.	6.800%	1/15/19	750	876
Nisource Finance Corp.	6.125%	3/1/22	450	510
Nisource Finance Corp.	6.250%	12/15/40	400	438
NuStar Logistics LP	7.650%	4/15/18	350	421
Oneok Inc.	5.200%	6/15/15	300	328
Oneok Inc.	6.000%	6/15/35	275	296
ONEOK Partners LP	3.250%	2/1/16	50	51
ONEOK Partners LP	8.625%	3/1/19	400	515
ONEOK Partners LP	6.650%	10/1/36	525	612
ONEOK Partners LP	6.125%	2/1/41	325	358
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	925

Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	58
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	160
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	625	654
Questar Corp.	2.750%	2/1/16	25	25
Sempra Energy	6.000%	2/1/13	200	212
Sempra Energy	2.000%	3/15/14	475	480
Southern California Gas Co.	5.750%	11/15/35	25	32
8 Southern Natural Gas Co.	5.900%	4/1/17	150	172
8 Southern Natural Gas Co. / Southern Natural
Issuing Corp.	4.400%	6/15/21	250	253
Southern Union Co.	7.600%	2/1/24	250	297
Spectra Energy Capital LLC	5.668%	8/15/14	400	439
Texas Gas Transmission LLC	4.600%	6/1/15	250	269
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	785
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	371
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,000	1,050
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	938
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	152
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	124
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	398
Williams Partners LP	3.800%	2/15/15	125	130
Williams Partners LP	5.250%	3/15/20	1,400	1,508
Williams Partners LP	6.300%	4/15/40	675	754
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	500	583

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	500	600
Veolia Environnement SA	6.000%	6/1/18	600	677

				100,908
Total Corporate Bonds (Cost $829,675)				891,465
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
African Development Bank	1.000%	11/23/11	275	275
African Development Bank	1.750%	10/1/12	225	227
African Development Bank	1.625%	2/11/13	325	331
African Development Bank	3.000%	5/27/14	875	933
Asian Development Bank	1.625%	7/15/13	750	766
Asian Development Bank	3.625%	9/5/13	900	953
Asian Development Bank	2.750%	5/21/14	1,175	1,243
Asian Development Bank	0.875%	6/10/14	300	302
Asian Development Bank	4.250%	10/20/14	300	332
Asian Development Bank	2.625%	2/9/15	875	926
Asian Development Bank	2.500%	3/15/16	775	826
Asian Development Bank	5.500%	6/27/16	100	120
Asian Development Bank	5.593%	7/16/18	500	613
Brazilian Government International Bond	10.250%	6/17/13	150	172
Brazilian Government International Bond	7.875%	3/7/15	475	559
Brazilian Government International Bond	6.000%	1/17/17	2,400	2,725
5 Brazilian Government International Bond	8.000%	1/15/18	72	85
Brazilian Government International Bond	5.875%	1/15/19	875	1,003
Brazilian Government International Bond	8.875%	10/14/19	175	237
Brazilian Government International Bond	4.875%	1/22/21	450	480

Brazilian Government International Bond	8.875%	4/15/24	325	463
Brazilian Government International Bond	8.750%	2/4/25	800	1,124
Brazilian Government International Bond	10.125%	5/15/27	875	1,369
Brazilian Government International Bond	8.250%	1/20/34	1,075	1,505
Brazilian Government International Bond	7.125%	1/20/37	650	830
Brazilian Government International Bond	11.000%	8/17/40	1,050	1,382
Brazilian Government International Bond	5.625%	1/7/41	400	430
Chile Government International Bond	5.500%	1/15/13	150	158
Chile Government International Bond	3.875%	8/5/20	300	313
China Development Bank Corp.	4.750%	10/8/14	450	481
China Development Bank Corp.	5.000%	10/15/15	175	190
China Government International Bond	4.750%	10/29/13	200	214
Colombia Government International Bond	10.750%	1/15/13	100	111
Colombia Government International Bond	8.250%	12/22/14	200	234
Colombia Government International Bond	7.375%	1/27/17	700	837
Colombia Government International Bond	7.375%	3/18/19	825	1,013
Colombia Government International Bond	4.375%	7/12/21	900	913
Colombia Government International Bond	8.125%	5/21/24	400	526
Colombia Government International Bond	7.375%	9/18/37	200	258
Colombia Government International Bond	6.125%	1/18/41	300	339
Corp. Andina de Fomento	5.200%	5/21/13	225	237
Corp. Andina de Fomento	5.125%	5/5/15	625	673
Corp. Andina de Fomento	3.750%	1/15/16	975	987
Corp. Andina de Fomento	5.750%	1/12/17	375	409
Council Of Europe Development Bank	2.750%	2/10/15	275	291
Council Of Europe Development Bank	2.625%	2/16/16	325	345
[10] Development Bank of Japan	4.250%	6/9/15	500	553
Eksportfinans ASA	2.000%	9/15/15	450	459
Eksportfinans ASA	5.500%	5/25/16	1,025	1,206
Eksportfinans ASA	5.500%	6/26/17	450	531
European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,061
European Bank for Reconstruction &
Development	1.625%	9/3/15	100	101
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	532
European Investment Bank	1.625%	3/15/13	600	610
European Investment Bank	2.875%	3/15/13	650	671
European Investment Bank	1.875%	6/17/13	700	715
European Investment Bank	4.250%	7/15/13	2,400	2,556
European Investment Bank	1.250%	9/17/13	875	887
European Investment Bank	1.250%	2/14/14	2,550	2,581
European Investment Bank	2.375%	3/14/14	375	390
European Investment Bank	3.000%	4/8/14	1,000	1,055
European Investment Bank	1.500%	5/15/14	475	484
European Investment Bank	4.625%	5/15/14	2,000	2,199
European Investment Bank	3.125%	6/4/14	1,125	1,195
European Investment Bank	1.125%	8/15/14	500	505
European Investment Bank	2.875%	1/15/15	450	480
European Investment Bank	2.750%	3/23/15	900	958
European Investment Bank	1.625%	9/1/15	2,850	2,920
European Investment Bank	1.375%	10/20/15	800	812
European Investment Bank	4.875%	2/16/16	550	635
European Investment Bank	2.250%	3/15/16	550	574
European Investment Bank	2.500%	5/16/16	525	555
European Investment Bank	2.125%	7/15/16	1,000	1,041
European Investment Bank	5.125%	9/13/16	1,500	1,777

European Investment Bank	4.875%	1/17/17	1,225	1,439
European Investment Bank	5.125%	5/30/17	800	950
European Investment Bank	2.875%	9/15/20	1,650	1,732
European Investment Bank	4.000%	2/16/21	800	917
Export Development Canada	3.500%	5/16/13	475	497
Export Development Canada	2.250%	5/28/15	150	158
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,139
Export-Import Bank of Korea	8.125%	1/21/14	875	979
Export-Import Bank of Korea	5.875%	1/14/15	800	851
Export-Import Bank of Korea	5.125%	3/16/15	150	157
Export-Import Bank of Korea	3.750%	10/20/16	300	292
Financement-Quebec	5.000%	10/25/12	500	523
Hungary Government International Bond	6.250%	1/29/20	1,550	1,490
Hungary Government International Bond	6.375%	3/29/21	250	241
Hungary Government International Bond	7.625%	3/29/41	75	73
Hydro Quebec	2.000%	6/30/16	1,000	1,021
Hydro Quebec	8.400%	1/15/22	825	1,225
Inter-American Development Bank	1.625%	7/15/13	50	51
Inter-American Development Bank	3.000%	4/22/14	1,825	1,936
Inter-American Development Bank	2.250%	7/15/15	3,975	4,175
Inter-American Development Bank	2.375%	8/15/17	250	262
Inter-American Development Bank	1.750%	8/24/18	500	502
Inter-American Development Bank	3.875%	9/17/19	100	115
Inter-American Development Bank	3.875%	2/14/20	500	579
Inter-American Development Bank	7.000%	6/15/25	250	360
International Bank for Reconstruction &
Development	1.750%	7/15/13	1,100	1,125
International Bank for Reconstruction &
Development	3.500%	10/8/13	450	476
International Bank for Reconstruction &
Development	1.125%	8/25/14	1,725	1,754
International Bank for Reconstruction &
Development	2.375%	5/26/15	1,950	2,060
International Bank for Reconstruction &
Development	2.125%	3/15/16	2,600	2,724
International Bank for Reconstruction &
Development	5.000%	4/1/16	200	234
International Bank for Reconstruction &
Development	1.000%	9/15/16	200	199
International Finance Corp.	3.500%	5/15/13	375	393
International Finance Corp.	3.000%	4/22/14	875	922
International Finance Corp.	2.750%	4/20/15	900	960
International Finance Corp.	2.250%	4/11/16	525	553
International Finance Corp.	2.125%	11/17/17	700	717
Israel Government International Bond	4.625%	6/15/13	200	208
Israel Government International Bond	5.500%	11/9/16	850	962
Israel Government International Bond	5.125%	3/26/19	300	329
[10] Japan Bank for International Cooperation	4.250%	6/18/13	75	80
[10] Japan Finance Corp.	2.125%	11/5/12	1,400	1,422
[10] Japan Finance Corp.	2.875%	2/2/15	625	661
[10] Japan Finance Corp.	2.500%	1/21/16	700	733
[10] Japan Finance Corp.	2.500%	5/18/16	600	629
[10] Japan Finance Corp.	2.250%	7/13/16	575	596
[10] Japan Finance Organization for Municipalities	4.625%	4/21/15	500	560
[10] Japan Finance Organization for Municipalities	5.000%	5/16/17	500	587
Korea Development Bank	8.000%	1/23/14	800	893
Korea Development Bank	4.375%	8/10/15	700	715

Korea Development Bank	3.250%	3/9/16	150	146
Korea Development Bank	4.000%	9/9/16	750	752
Korea Electric Power Corp.	7.750%	4/1/13	750	808
[11] Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	1,250	1,273
[11] Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,258
[11] Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	225	229
[11] Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,416
[11] Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	1,850	1,883
[11] Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	225	230
[11] Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	27
[11] Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,298
[11] Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	1,275	1,355
[11] Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	550	553
[11] Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	907
[11] Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	1,250	1,296
[11] Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	200	199
[11] Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	3,450	3,987
[11] Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	410
[11] Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,824
[11] Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	172
[11] Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	3,125	3,262
[11] Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	500	223
[11] Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	349
[11] Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,179
[11] Landwirtschaftliche Rentenbank	2.500%	2/15/16	125	132
[11] Landwirtschaftliche Rentenbank	2.125%	7/15/16	800	829
[11] Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	596
Mexico Government International Bond	6.375%	1/16/13	917	971
Mexico Government International Bond	5.875%	2/17/14	1,325	1,430
Mexico Government International Bond	6.625%	3/3/15	493	556
Mexico Government International Bond	11.375%	9/15/16	100	140
Mexico Government International Bond	5.625%	1/15/17	2,250	2,507
Mexico Government International Bond	5.950%	3/19/19	1,725	1,955
Mexico Government International Bond	5.125%	1/15/20	875	952
Mexico Government International Bond	6.750%	9/27/34	1,757	2,161
Mexico Government International Bond	6.050%	1/11/40	825	930
Mexico Government International Bond	5.750%	10/12/10	150	146
Nordic Investment Bank	1.625%	1/28/13	550	559
Nordic Investment Bank	2.625%	10/6/14	475	501
Nordic Investment Bank	2.500%	7/15/15	400	424
Nordic Investment Bank	2.250%	3/15/16	450	473
North American Development Bank	4.375%	2/11/20	125	141
[12] Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	288
[12] Oesterreichische Kontrollbank AG	1.750%	3/11/13	700	713
[12] Oesterreichische Kontrollbank AG	1.375%	1/21/14	125	127
[12] Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,020
[12] Oesterreichische Kontrollbank AG	2.000%	6/3/16	425	438
[12] Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	353
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	658
Panama Government International Bond	7.250%	3/15/15	400	456
Panama Government International Bond	5.200%	1/30/20	1,225	1,334
Panama Government International Bond	7.125%	1/29/26	900	1,127
5 Panama Government International Bond	6.700%	1/26/36	200	241
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,084
Pemex Project Funding Master Trust	6.625%	6/15/38	375	403
Peruvian Government International Bond	7.125%	3/30/19	500	602
Peruvian Government International Bond	7.350%	7/21/25	900	1,116

Peruvian Government International Bond	8.750%	11/21/33	560	791
Peruvian Government International Bond	5.625%	11/18/50	700	697
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	345
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	475	473
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,346
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	622
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,207
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	325	334
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,275	1,343
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	175	186
Petroleos Mexicanos	4.875%	3/15/15	425	446
Petroleos Mexicanos	8.000%	5/3/19	700	854
Petroleos Mexicanos	6.000%	3/5/20	425	465
Petroleos Mexicanos	5.500%	1/21/21	875	920
8 Petroleos Mexicanos	6.500%	6/2/41	275	290
Poland Government International Bond	3.875%	7/16/15	775	783
Poland Government International Bond	5.000%	10/19/15	375	394
Poland Government International Bond	6.375%	7/15/19	1,850	2,028
Poland Government International Bond	5.125%	4/21/21	150	149
Province of British Columbia	2.850%	6/15/15	750	799
Province of British Columbia	2.100%	5/18/16	1,200	1,244
Province of Manitoba	1.375%	4/28/14	400	407
Province of Manitoba	4.900%	12/6/16	825	962
Province of New Brunswick	2.750%	6/15/18	725	759
Province of Nova Scotia	2.375%	7/21/15	150	156
Province of Nova Scotia	5.125%	1/26/17	500	588
Province of Ontario	1.875%	11/19/12	2,700	2,744
Province of Ontario	1.375%	1/27/14	1,450	1,474
Province of Ontario	4.100%	6/16/14	1,625	1,759
Province of Ontario	2.950%	2/5/15	250	266
Province of Ontario	2.700%	6/16/15	875	915
Province of Ontario	4.750%	1/19/16	75	85
Province of Ontario	2.300%	5/10/16	1,050	1,086
Province of Ontario	1.600%	9/21/16	475	473
Province of Ontario	3.150%	12/15/17	100	106
Province of Ontario	3.000%	7/16/18	400	419
Province of Ontario	4.000%	10/7/19	850	945
Province of Ontario	4.400%	4/14/20	475	542
Quebec	4.875%	5/5/14	250	275
Quebec	4.600%	5/26/15	350	393
Quebec	5.125%	11/14/16	525	617
Quebec	4.625%	5/14/18	450	519
Quebec	3.500%	7/29/20	300	321
Quebec	2.750%	8/25/21	875	874
Quebec	7.125%	2/9/24	400	569
Quebec	7.500%	9/15/29	475	732
Region of Lombardy Italy	5.804%	10/25/32	500	498
Republic of Italy	2.125%	10/5/12	2,100	2,066
Republic of Italy	4.375%	6/15/13	525	522
Republic of Italy	3.125%	1/26/15	750	701
Republic of Italy	4.750%	1/25/16	575	561
Republic of Italy	5.250%	9/20/16	1,825	1,807
Republic of Italy	6.875%	9/27/23	125	122
Republic of Italy	5.375%	6/15/33	1,400	1,260
Republic of Korea	4.250%	6/1/13	625	645
Republic of Korea	5.750%	4/16/14	875	944
Republic of Korea	7.125%	4/16/19	425	515

South Africa Government International Bond	6.875%	5/27/19	875	1,040
South Africa Government International Bond	5.500%	3/9/20	1,225	1,344
South Africa Government International Bond	5.875%	5/30/22	100	112
South Africa Government International Bond	6.250%	3/8/41	700	788
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,089
Svensk Exportkredit AB	2.125%	7/13/16	450	463
Total Sovereign Bonds (Cost $189,939)				201,517
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	137
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	58
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	195
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	150	181
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	101
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	249
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	127
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	228
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	420
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	300	396
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	100	120
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	75	85
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	150	181
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	100	114
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	400	427
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	111
California GO	5.250%	4/1/14	150	163
California GO	5.750%	3/1/17	150	170
California GO	6.200%	10/1/19	1,600	1,843
California GO	5.700%	11/1/21	250	278
California GO	7.500%	4/1/34	1,200	1,436
California GO	5.650%	4/1/39	200	212
California GO	7.300%	10/1/39	150	181
California GO	7.350%	11/1/39	825	1,000
California GO	7.625%	3/1/40	450	563
California GO	7.600%	11/1/40	350	437
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	124
Chicago IL Board of Education GO	6.319%	11/1/29	50	57

Chicago IL Board of Education GO	6.138%	12/1/39	100	111
Chicago IL GO	7.781%	1/1/35	100	128
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	150	184
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	91
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	231
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	325	387
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	100
Chicago IL Water Revenue	6.742%	11/1/40	75	98
Clark County NV Airport Revenue	6.881%	7/1/42	75	83
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	381
Connecticut GO	5.090%	10/1/30	75	80
Connecticut GO	5.850%	3/15/32	300	364
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	176
Cook County IL GO	6.229%	11/15/34	100	117
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	62
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	124
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	55
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	258
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	85
Dallas TX Independent School District GO	6.450%	2/15/35	150	178
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	85
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	100	127
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	94
Georgia GO	4.503%	11/1/25	325	367
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	400	434
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	319
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	156
Illinois GO	2.766%	1/1/12	300	302
Illinois GO	4.071%	1/1/14	300	309
Illinois GO	4.511%	3/1/15	375	392
Illinois GO	5.365%	3/1/17	375	396
Illinois GO	4.950%	6/1/23	1,450	1,450
Illinois GO	5.100%	6/1/33	1,600	1,470
Illinois GO	6.630%	2/1/35	100	106
Illinois GO	6.725%	4/1/35	275	292
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	85
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	605
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	50	51

Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	98
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	330
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	117
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	383
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	109
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	125	161
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	677
Los Angeles CA Unified School District GO	5.750%	7/1/34	650	736
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	126
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	148
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	249
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	63
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	200	213
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	375	445
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	124
Massachusetts GO	4.200%	12/1/21	225	250
Massachusetts GO	5.456%	12/1/39	250	306
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	155
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	150	177
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	148
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	743
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	61
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	111
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	175	216
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	87
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	75	87
Mississippi GO	5.245%	11/1/34	50	56
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	117
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	25	29

[13] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	425	523
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	300	404
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	500	557
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	150	165
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	50	63
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	335	351
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	533
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	409
New York City NY GO	6.246%	6/1/35	100	112
New York City NY GO	5.968%	3/1/36	150	182
New York City NY GO	5.985%	12/1/36	75	93
New York City NY GO	5.517%	10/1/37	50	58
New York City NY GO	6.271%	12/1/37	600	747
New York City NY GO	5.846%	6/1/40	100	113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	127
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	547
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	127
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	99
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	300	375
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	333
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	118
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	179
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	744
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	325	378
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	114
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	358
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	92
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	255
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	200
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	110

Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	104
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	75	93
Oregon GO	5.762%	6/1/23	250	309
Oregon GO	5.892%	6/1/27	375	441
[14] Oregon School Boards Association GO	4.759%	6/30/28	300	297
[15] Oregon School Boards Association GO	5.528%	6/30/28	125	137
Pennsylvania GO	4.650%	2/15/26	125	143
Pennsylvania GO	5.350%	5/1/30	400	444
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	109
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	87
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	86
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	152
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	450	527
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	200	205
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	200	210
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	194
Rutgers State University NJ Revenue	5.665%	5/1/40	75	90
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	82
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	285
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	121
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	126
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	75	89
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	400	483
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	548
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	75	100
Texas Transportation Commission Revenue	5.028%	4/1/26	100	120
Texas Transportation Commission Revenue	5.178%	4/1/30	75	86
Texas Transportation Commission Revenue	4.631%	4/1/33	300	335
Texas Transportation Commission Revenue	4.681%	4/1/40	100	112
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	180
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	150
University of California Revenue	0.887%	7/1/13	75	75
University of California Revenue	6.270%	5/15/31	1,000	1,104
University of California Revenue	5.946%	5/15/45	275	315
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	88
University of Southern California	5.250%	10/1/11	200	229
Utah GO	4.554%	7/1/24	125	147

Utah GO	3.539%	7/1/25	50	53
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	500	577
Washington GO	5.481%	8/1/39	50	62
Washington GO	5.140%	8/1/40	275	318
[15] Wisconsin GO	4.800%	5/1/13	275	291
[15] Wisconsin GO	5.700%	5/1/26	325	376
Total Taxable Municipal Bonds (Cost $39,070)				45,426
			Shares
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
[16,17] Vanguard Market Liquidity Fund	0.144%		276,703,000	276,703

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,18] Fannie Mae Discount Notes	0.070%	10/19/11	200	200
[2,18] Fannie Mae Discount Notes	0.080%	12/19/11	400	400
[2,18] Freddie Mac Discount Notes	0.080%	12/29/11	2,000	1,999
				2,599
Total Temporary Cash Investments (Cost $279,303)				279,302
Total Investments (102.1%) (Cost $9,405,705)				10,847,312
Other Assets and Liabilities-Net (-2.1%)				(221,811)
Net Assets (100%)				10,625,501

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,657,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.7% and 2.3%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
4 Guaranteed by the National Credit Union Administration.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2011.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $13,341,000, representing 0.1% of net assets.
9 Non-income-producing security--security in default.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17 Includes $9,352,000 of collateral received for securities on loan.
18 Securities with a value of $2,599,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2011	77	21,676	(1,096)
E-mini Russell 2000 Index	December 2011	55	3,528	(165)
E-mini S&P MidCap 400 Index	December 2011	45	3,505	(214)
E-mini S&P 500 Index	December 2011	60	3,378	(9)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,308,181	—	—
U.S. Government and Agency Obligations	—	2,994,957	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	126,464	—
Corporate Bonds	—	891,465	—
Sovereign Bonds	—	201,517	—
Taxable Municipal Bonds	—	45,426	—
Temporary Cash Investments	276,703	2,599	—
Futures Contracts—Liabilities[1]	(887)	—	—
Total	6,583,997	4,262,428	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2010	—	2
Transfers into Level 3	11	—
Transfers out of Level 3	(11)	—
Change in Unrealized Appreciation (Depreciation)	—	(2)
Balance as of September 30, 2011	—	—

D. At September 30, 2011, the cost of investment securities for tax purposes was $9,405,705,000. Net unrealized appreciation of investment securities for tax purposes was 1,441,607,000, consisting of unrealized gains of $2,075,640,000 on securities that had risen in value since their purchase and $634,033,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Investment Companies (88.9%)
U.S. Stock Funds (37.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,106,276	115,263
	Vanguard REIT Index Fund Investor Shares	2,414,081	40,774
			156,037
International Stock Fund (11.8%)
	Vanguard Total International Stock Index Fund Investor Shares	3,843,269	49,655

Bond Fund (19.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	7,620,375	83,367

Market Neutral Fund (20.2%)
*	Vanguard Market Neutral Fund Investor Shares	8,198,879	84,695

Total Investment Companies (Cost $384,671)			373,754
Temporary Cash Investments (11.7%)[2]
Money Market Fund (10.3%)
1	Vanguard Market Liquidity Fund, 0.144%	43,298,930	43,299

		Face
		Amount
		($000)

U.S. Government and Agency Obligations (1.4%)
3	Fannie Mae Discount Notes, 0.030%, 10/26/11	750	750
3	Fannie Mae Discount Notes, 0.025%, 12/28/11	1,000	1,000
3	Fannie Mae Discount Notes, 0.050%, 12/5/11	2,000	1,999
3	Federal Home Loan Bank Discount Notes, 0.025%, 12/9/11	1,900	1,899
			5,648
Total Temporary Cash Investments (Cost $48,948)			48,947
Total Investments (100.6%) (Cost $433,619)			422,701
Other Assets and Liabilities-Net (-0.6%)			(2,525)
Net Assets (100%)			420,176

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending September 30, 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.7% and 2.0%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as

Managed Payout Distribution Focus Fund

security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark A 01 Total
Return Index	10/31/11	ML	40,820	(0.42%)	—
MLCX—Merrill Lynch Commodity index eXtra.

1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Managed Payout Distribution Focus Fund

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	373,754	—	—
Temporary Cash Investments	43,299	5,648	—
Total	417,053	5,648	—

D. At September 30, 2011, the cost of investment securities for tax purposes was $433,619,000. Net unrealized depreciation of investment securities for tax purposes was $10,918,000, consisting of unrealized gains of $7,004,000 on securities that had risen in value since their purchase and $17,922,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth Focus Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Investment Companies (88.8%)
U.S. Stock Funds (54.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	954,418	26,790
	Vanguard REIT Index Fund Investor Shares	348,835	5,892
			32,682
International Stock Fund (19.1%)
	Vanguard Total International Stock Index Fund Investor Shares	885,665	11,443

Bond Fund (4.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	260,402	2,849

Market Neutral Fund (10.2%)
*	Vanguard Market Neutral Fund Investor Shares	590,781	6,103

Total Investment Companies (Cost $59,596)			53,077
Temporary Cash Investments (11.7%)[2]
Money Market Fund (9.7%)
1	Vanguard Market Liquidity Fund, 0.144%	5,802,682	5,803

		Face
		Amount
		($000)

U.S. Government and Agency Obligations (2.0%)
3	Federal Home Loan Bank Discount Notes, 0.025%, 12/9/11	400	400
3	Fannie Mae Discount Notes, 0.025%, 12/28/11	500	499
3	Federal Home Loan Bank Discount Notes, 0.100%, 10/11/11	300	300
			1,199
Total Temporary Cash Investments (Cost $7,003)			7,002
Total Investments (100.5%) (Cost $66,599)			60,079
Other Assets and Liabilities-Net (-0.5%)			(301)
Net Assets (100%)			59,778

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending September 30, 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.7% and 2.0%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as

Managed Payout Growth Focus Fund

security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark A 01 Total
Return Index	10/31/11	ML	5,803	(0.42%)	—
MLCX—Merrill Lynch Commodity index eXtra.

1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Managed Payout Growth Focus Fund

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	53,077	—	—
Temporary Cash Investments	5,803	1,199	—
Total	58,880	1,199	—

D. At September 30, 2011, the cost of investment securities for tax purposes was $66,599,000. Net unrealized depreciation of investment securities for tax purposes was $6,520,000, consisting of unrealized gains of $726,000 on securities that had risen in value since their purchase and $7,246,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Investment Companies (89.0%)
U.S. Stock Funds (44.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,364,810	94,450
	Vanguard REIT Index Fund Investor Shares	1,605,056	27,110
			121,560
International Stock Fund (14.8%)
	Vanguard Total International Stock Index Fund Investor Shares	3,147,010	40,659

Bond Fund (14.9%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	3,754,049	41,069

Market Neutral Fund (15.1%)
*	Vanguard Market Neutral Fund Investor Shares	4,026,486	41,594

Total Investment Companies (Cost $259,936)			244,882
Temporary Cash Investments (11.4%)[2]
Money Market Fund (9.6%)
1	Vanguard Market Liquidity Fund, 0.144%	26,529,118	26,529

		Face
		Amount
		($000)

U.S. Government and Agency Obligations (1.8%)
3	Fannie Mae Discount Notes, 0.050%, 12/5/11	1,000	1,000
3	Federal Home Loan Bank Discount Notes, 0.100%, 10/11/11	700	700
3	Fannie Mae Discount Notes, 0.025%, 12/28/11	1,000	1,000
3	Federal Home Loan Bank Discount Notes, 0.025%, 12/9/11	2,200	2,199
			4,899
Total Temporary Cash Investments (Cost $31,429)			31,428
Total Investments (100.4%) (Cost $291,365)			276,310
Other Assets and Liabilities-Net (-0.4%)			(1,236)
Net Assets (100%)			275,074

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending September 30, 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.7% and 1.7%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as

Managed Payout Growth and Distribution Fund

security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)[2]	($000)
MCLX-Enhanced Benchmark A 01 Total
Return Index	10/31/11	ML	26,630	(0.42%)	—
MLCX—Merrill Lynch Commodity index eXtra.

1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Managed Payout Growth and Distribution Fund

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	244,882	—	—
Temporary Cash Investments	26,529	4,899	—
Total	271,411	4,899	—

D. At September 30, 2011, the cost of investment securities for tax purposes was $291,365,000. Net unrealized depreciation of investment securities for tax purposes was $15,055,000, consisting of unrealized gains of $3,912,000 on securities that had risen in value since their purchase and $18,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.